The American Funds Group(R)

AMERICAN FUNDS INSURANCE SERIES
2000 ANNUAL REPORT FOR THE YEAR ENDED DECEMBER 31

[full-page photograph of two people walking on a boardwalk through a field]

flexible finances for your retirement



American Funds Insurance Series(SM) is the underlying investment vehicle for several variable annuities and insurance products.

The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.


PORTFOLIO LISTINGS

20       Global Growth Fund

28       Global Small Capitalization Fund

36       Growth Fund

43       International Fund

50       New World Fund

56       Growth-Income Fund

63       Asset Allocation Fund

72       Bond Fund

81       High-Yield Bond Fund

89       U.S. Government/AAA-Rated Securities Fund

93       Cash Management Fund


This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTMENTS OUTSIDE THE UNITED STATES, ESPECIALLY THOSE IN DEVELOPING COUNTRIES, INVOLVE ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL, AS MORE FULLY DESCRIBED IN THE PROSPECTUS.

About our cover: With 11 investment options, American Funds Insurance Series helps contractholders prepare for retirement regardless of the path they choose when their working days are over.


FELLOW INVESTORS:

This report covers the year ended December 31, 2000, for American Funds Insurance Series, which serves as the underlying investment vehicle for the American Legacy variable annuities and several other insurance products.

By almost any measure, it was a volatile year. Financial markets were buffeted by political uncertainty in the United States, higher interest rates around the world and the bursting of the high-tech bubble. When the year ended, U.S. equity markets had lost ground for the first time in 10 years, posting their poorest returns in 23 years. The worst-hit U.S. market was the tech-heavy Nasdaq, which lost 39.3%. Standard & Poor's 500 Composite Index, which tracks the largest U.S. stocks, ended the year 9.1% lower.

The downturn swept around the globe, hitting markets in Europe, Latin America and Asia. The Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, a measure of international equity markets, was down 14.0%. It was also a year when the stocks of smaller companies were generally not as severely impacted as many larger, more established companies. The Russell 2000 Index, a broad measure of small U.S. companies, declined 3.0%.

The vast majority of stock markets around the globe lost ground, but we are happy to report that most of the funds in the series, including three of the four largest, gained value. Growth Fund and Growth-Income Fund, the two largest funds in the series, and Asset Allocation Fund all posted gains. None of the three was caught up in the Internet craze, which had pushed the market to unsustainable levels, and thus they avoided the worst of the downturn when the bubble burst. International Fund and other funds in the series that invest the majority of their assets outside the United States lost ground, reflecting the poor investment climate abroad and the impact of higher global interest rates.

Most stock markets around the world differed only in their degree of loss, but bond market results were not so uniform. U.S. Treasury bonds enjoyed one of their best years in decades and high-grade corporate bonds fared well, but most high-yield bonds lost value. The Salomon Smith Barney Broad Investment-Grade
(BIG) Bond Index rose 11.6% while the Credit Suisse First Boston High Yield Index lost 5.2%.

The divergence in the bond markets was reflected in the results of the portfolios in the series. U.S. Government/AAA-Rated Securities Fund had the highest return of the 11 variable funds, while High-Yield Bond Fund lost 3.3%.

U.S. Government/AAA-Rated Securities Fund gained ground as prices of long-term U.S. Treasury bonds rose, propelled by an imbalance of supply and demand. The supply of 30-year U.S. government bonds is dwindling as the Treasury Department buys back bonds to reduce the nation's outstanding debt. At the same time, demand remains strong from private investors who see long-term Treasury bonds as a safe haven from falling stock prices.

Two major forces influenced results in global stock markets: the rise in interest rates as central banks hiked short-term rates to forestall inflation and the bursting of the Nasdaq stock bubble. The higher rates slowed economic expansion, dimmed the outlook for corporate profits and put pressure on equity prices. The tech-dominated Nasdaq market suffered primarily because prices were out of line with underlying economic fundamentals. Many of the "hottest" Nasdaq stocks, which had neither profits nor earnings, or realistic expectations of either, lost the majority of their value.

The MSCI World Index, which measures the world's 22 major stock markets, lost 12.9%. It was the index's first loss in eight years. The United States accounts for half of the index, but a poor showing in the U.S. does not explain all the problems in the world's equity markets. Markets in Asia were hurt by problem loans and poor profits, while in Europe higher interest rates contributed to the decline.

Just a year ago investors looked to Asia with hope, but 2000 proved disappointing as bankers in Japan, South Korea and Taiwan all struggled with bad loans. Japan's Nikkei 225 Index ended an upswing when it lost 27.2%, measured in yen. In South Korea and Taiwan the situation was even worse: The Korea Composite Stock Price Index, measured in won, plunged 50.9%, and the main Taiwanese stock market index, the Weighted Price Index, lost 43.9% in local currency.

Losses were far smaller in Europe than in Asia. In local currency, Germany's DAX lost 7.5%, the U.K.'s FTSE 100 fell 10.2% and the French CAC 40 lost 0.5%. But emerging markets were especially hard hit in the downturn: The MSCI Emerging Markets Free Index, a measure of markets in 25 developing countries, dropped 30.6% after rising 66.4% the previous year, measured in U.S. dollars.

Here are brief comments about each of the funds. The results are for Class 2 shares; results for Class 1 shares are shown beginning on page 9.

GLOBAL GROWTH FUND lost 18.9% in 2000 following a 69.7% gain in 1999. Investors often think of volatility only in terms of falling stock prices, but the past two years demonstrate that volatility includes upswings as well as downturns. In 1999, rapidly rising prices of technology, media and telecommunications stocks pushed the market higher. When the high-tech bubble burst and markets turned down, investors sold indiscriminately, and valuations of good companies in our portfolio with solid prospects fell along with those companies whose shares had reached unrealistic levels. We believe that many of the fund's holdings that suffered in the past year still offer good long-term opportunities.

GLOBAL SMALL CAPITALIZATION FUND declined 16.5% after a 91.4% gain in 1999. Most of the decline can be attributed to the fund's large holdings of technology companies. While we were net sellers of tech stocks during the year, we were not aggressive enough to stem their significant negative impact on results. However, it should be noted that many of these technology companies had contributed to the fund's 20.3% average annual compound return since its inception almost three years ago. We believe they remain attractive long-term holdings.

GROWTH FUND increased 4.5% after gaining 57.3% in 1999. This was a good year compared to most growth funds, which tend to have heavy exposure to Nasdaq. The fund held stakes in some networking, semiconductor and software companies but had not invested in the speculative Internet stocks that were hit the hardest and thus avoided the worst of the tech downturn. Early in the year, the fund increased its holdings in pharmaceutical companies, which held up well during the year. We believed these firms became undervalued after losing ground amid fears of government regulation. Toward year-end, the fund increased its holdings in insurance companies for the first time in many years.

[Begin Sidebar]
GLOBAL GROWTH FUND
Where the fund's assets were invested based on total net assets as of December 31, 2000

[begin pie chart]

The Americas                           40.5%
Europe                                 28.4%
Asia/Pacific Rim                       16.6%
Other Countries                         1.5%
Cash & Equivalents                     13.0%

[end pie chart]

THE AMERICAS
United States            32.1%
Brazil                   3.2
Canada                   3.0
Mexico                   2.2
                         40.5

EUROPE
United Kingdom           10.6
Sweden                   3.0
Germany                  2.6
France                   2.0
Norway                   2.0
Finland                  1.8
Spain                    1.6
Ireland                  1.0
Netherlands              1.0
Italy                    .8
Denmark                  .5
Portugal                 .5
Other                    1.0
                         28.4

ASIA/PACIFIC RIM
Japan                    7.7
Australia                2.5
India                    1.4
South Korea              1.4
Taiwan                   1.2
Hong Kong                .9
Philippines              .6
Singapore                .5
Other                    .4
                         16.6

OTHER COUNTRIES
Egypt                    .9
South Africa             .3
Israel                   .3
                         1.5

CASH & EQUIVALENTS       13.0

TOTAL                    100.0%

[End Sidebar]

[Begin Sidebar]
GLOBAL SMALL
CAPITALIZATION FUND
Where the fund's assets were invested based on total net assets as of December 31, 2000

[begin pie chart]

The Americas                       56.1%
Europe                             16.7%
Asia/Pacific Rim                   15.4%
Other Countries                      .7%
Cash & Equivalents                 11.1%

[end pie chart]

THE AMERICAS
United States            49.1%
Canada                   4.1
Brazil                   1.5
Mexico                   1.0
Chile                    .2
Argentina                .2
                         56.1

EUROPE
United Kingdom           5.1
Sweden                   3.2
France                   3.0
Germany                  1.5
Netherlands              .8
Luxembourg               .7
Finland                  .6
Ireland                  .6
Belgium                  .4
Other                    .8
                         16.7

ASIA/PACIFIC RIM
Japan                    6.5
Hong Kong                2.2
Singapore                1.7
Indonesia                1.2
New Zealand              1.0
Australia                .9
Taiwan                   .8
South Korea              .3
Other                    .8
                         15.4

OTHER COUNTRIES
Israel                   .7
                         .7

CASH & EQUIVALENTS       11.1

TOTAL                    100.0%

[End Sidebar]


INTERNATIONAL FUND had a difficult year, losing 22.1% after a 76.0% gain in 1999. In addition to global stock market losses, most foreign currencies declined, exacerbating losses when expressed in U.S. dollars. The euro had lost about 30% in 22 months before staging a rally at the end of the year. In Asia, markets in Japan, Hong Kong and South Korea were all down sharply. With stock prices sliding, we more than doubled our cash position to 12.7%, lowering our exposure in Europe to 43.7% from 48.7% last year and in the Asia/Pacific Rim region to 29.6% from 35.1%.

NEW WORLD FUND lost 12.7% during 2000. While stock markets around the globe declined, markets in developing countries suffered some of the greatest losses. However, the fund's decline was less than half that of the MSCI Emerging Markets Free Index, which lost about 30.6%. We believe the fund's design proved its value during the current turbulent conditions. The portfolio includes substantial bond holdings, which fared well this year, as well as multinational companies that derive substantial revenues from emerging markets but are based in the developed world. In recent years, aggressive investors have invested in emerging markets and the Nasdaq with equal enthusiasm. When the Nasdaq fell, many developing markets were caught in the wake and fared poorly. Nonetheless, many of these countries have strong economies, making us optimistic about their long-term prospects.

GROWTH-INCOME FUND rose 8.0%. As the Internet bubble propelled both the Nasdaq and the tech-heavy S&P 500 to new heights early in the year, we maintained a 14-15% cash reserve with the expectation of taking advantage of more attractive investment opportunities later. While the fund invests in technology stocks, emphasizing well-established firms with solid track records, it did not invest in many of the more speculative tech-related stocks during their run-up, and was not caught when they declined precipitously from March to the end of the year. Despite the market's volatility, we made only minor adjustments among our holdings. For example, oil and gas, now our largest industry at 6.3% of assets, accounted for 6.1% of assets just over a year ago. This cautious approach reflects our philosophy of investing for long-term gain, not trading for short-term advantage.

ASSET ALLOCATION FUND gained 4.4%. With equity markets less than attractive for most of the year, the fund's overall balance of stocks and bonds changed little during 2000. At the end of the year, about 60% of assets were invested in equities or equity-like securities and 40% in fixed-income holdings and cash. The fund's fixed-income securities are predominantly investment-grade bonds, which gained value and helped offset losses in the fund's equity holdings. While a number of its holdings declined in value during 2000, Asset
Allocation Fund's concentration on large, blue chip companies, such as Household International and United Technologies helped it avoid the worst of the downturn.

[Begin Sidebar]
INTERNATIONAL FUND
Where the fund's assets were invested based on total net assets as of December 31, 2000

[begin pie chart]

Europe                   43.7%
Asia/Pacific Rim         29.6%
The Americas              8.8%
Other Countries           5.2%
Cash & Equivalents       12.7%

[end pie chart]

EUROPE
United Kingdom                    11.9%
France                            4.2
Netherlands                       4.1
Italy                             4.0
Sweden                            3.4
Germany                           3.3
Norway                            3.3
Finland                           3.0
Switzerland                       2.8
Spain                             1.4
Ireland                           .9
Denmark                           .5
Other                             .9
                                  43.7

ASIA/PACIFIC RIM
Japan                             16.8
Australia                         3.3
South Korea                       2.3
Taiwan                            1.7
Hong Kong                         1.5
People's Republic of China        1.4
India                             1.2
Philippines                       .8
Singapore                         .5
Thailand                          .1
                                  29.6

THE AMERICAS
Mexico                            4.3
Canada                            2.6
Brazil                            1.9
                                  8.8

OTHER COUNTRIES
Israel                            4.1
South Africa                      .6
Egypt                             .4
Polynational                      .1
                                  5.2

CASH & EQUIVALENTS                12.7

TOTAL                             100.0%

[End Sidebar]


[Begin Sidebar]
NEW WORLD FUND
Where the fund's assets were invested based on total net assets as of December 31, 2000

[begin pie chart]

The Americas                         28.8%
Asia/Pacific Rim                     28.0%
Europe                               17.0%
Other Countries                       5.9%
Cash & Equivalents                   20.3%

[end pie chart]

THE AMERICAS
United States                       11.7%
Brazil                              8.6
Mexico                              6.2
Argentina                           .7
Panama                              .7
Venezuela                           .6
Canada                              .3
                                    28.8

ASIA/PACIFIC RIM
Japan                               5.6
Philippines                         5.5
South Korea                         4.0
India                               3.2
Hong Kong                           2.4
People's Republic of China          2.4
Taiwan                              1.7
Australia                           1.2
Singapore                           1.0
Thailand                            .5
Indonesia                           .5
                                    28.0

EUROPE
United Kingdom                      3.3
Poland                              1.9
Turkey                              1.9
Netherlands                         1.6
Russia                              1.5
Ireland                             1.4
Norway                              1.2
Republic of Croatia                 1.1
Switzerland                         1.0
Sweden                              .9
France                              .6
Other                               .6
                                    17.0

OTHER COUNTRIES
Israel                              3.2
South Africa                        2.3
Egypt                               .4
                                    5.9

CASH & EQUIVALENTS                  20.3

TOTAL                               100.0%

[End Sidebar]

BOND FUND increased 5.0% during 2000, a year that saw diverging trends in the bond market, with some high-yield bonds losing value and many investment-grade bonds gaining. As the Federal Reserve Board raised short-term interest rates and the stock market started losing ground, many high-yield bonds also retreated. But bonds in the investment-grade market, notably long-term U.S. Treasury bonds, rose in price when demand outpaced supply. Bond Fund's portfolio, which is a blend of high-yield and investment-grade bonds, was helped by its holdings of U.S. government bonds and notes and government agencies, such as the Government National Mortgage Association, which make up 18.0% of the portfolio. At the same time, the fund's high-yield component dampened those gains.

HIGH-YIELD BOND FUND lost 3.3% in 2000. As central banks around the world pushed interest rates higher, economic growth slowed, the business outlook deteriorated and most high-yield bond prices fell. The prices of high-yield bonds are closely tied to the fortunes of the individual companies that issue the debt, and a slowing economy or lower corporate profits leads to lower bond prices. This year, the market also suffered from an imbalance of supply and demand. In recent years, many companies took advantage of lower interest rates to raise capital in the high-yield market, vastly increasing the supply of high-yield bonds. But buyers became more difficult to find when interest rates began to rise, the economy cooled and the prospects for these leveraged companies dimmed. In this environment, the most speculative companies in newer industries suffered the most. Seasoned industries such as broadcasting, publishing and leisure, in which the fund has substantial holdings, outpaced the market.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND gained 11.4%, the series' best result in 2000. Prices of high-quality bonds rose when demand increased and the supply diminished. Investors wanted high-quality bonds as a safe haven from falling equity prices. At the same time, the supply of 30-year Treasury bonds declined after the Treasury Department announced it would begin buying back existing bonds to reduce the national debt. The fund's holdings consist almost entirely of U.S. Treasury and government agency bonds and thus it benefited from the appreciation in high-quality bond prices.

CASH MANAGEMENT FUND provided investors with a 5.8% return, the third-highest in the series. Many investors choose to keep a portion of their assets in cash for buying opportunities and as a counterbalance to their stock and bond holdings. The value of this strategy was evident in 2000.

Most contractholders invest in American Funds Insurance Series as part of their plans for retirement. Beginning on page 12, we'll introduce you to some real contractholders and show how they're using the flexibility of their contract to meet their retirement income needs.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

February 12, 2001


We wish to note that James F. Rothenberg has stepped down as chairman of the board of American Funds Insurance Series but will continue to serve as a trustee. The new chairman is James K. Dunton, who was president of the series. The new president is Donald D. O'Neal, who will retain his role as a portfolio counselor for the Global Growth Fund and Growth Fund. We wish to thank Mr. Rothenberg for his service to the series.



THE VALUE OF A LONG-TERM PERSPECTIVE

There have always been reasons not to invest. If you look beyond negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term.

[close-up photograph of leaves]

These charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years - or lifetime of the fund, if shorter than 10 years. The charts reflect results for Class 2 shares. Class 2 shares began operations on April 30, 1997. Results encompassing periods prior to that date assume a hypothetical investment in Class 1 shares and deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The tables show the average annual compound returns over various periods for both Class 1 and Class 2 shares.

[begin mountain chart]
GLOBAL GROWTH FUND
Investments primarily in stocks

Scale adjusted for shorter time period

$19,200
Global
Growth
Fund, Class 2

$15,267
MSCI World
Index/1/

$10,861
Consumer
Price Index/2/

MONTH         GLOBAL GROWTH          MSCI WORLD             CONSUMER PRICE
ENDED         FUND, CLASS 2          INDEX/1/               INDEX/2/
04/30/97      $10,000                $10,000                $10,000
06/30/97      $10,650                $11,150                $10,006
12/31/97      $10,834                $11,209                $10,069
06/30/98      $12,880                $13,098                $10,175
12/31/98      $13,948                $13,988                $10,231
06/30/99      $16,631                $15,203                $10,375
12/31/99      $23,666                $17,532                $10,506
06/30/00      $24,145                $17,109                $10,762
12/31/00      $19,200                $15,267                $10,861

PERIOD ENDED 12/31/00               CLASS 1             CLASS 2
One Year                            -18.71%             -18.87%
Lifetime (since 4/30/97)            +19.73              +19.45

[end mountain chart]

[begin mountain chart]
GLOBAL SMALL CAPITALIZATION FUND

Investments primarily in stocks

Scale adjusted for shorter time period

$16,368
Global Small
Capitalization
Fund, Class 2

$10,708
Consumer
Price Index/2/

$10,376
Salomon
Smith Barney
World Smallcap
Index

MONTH           GLOBAL SMALL           CONSUMER           SALOMON SMITH
ENDED           CAPITALIZATION         PRICE              BARNEY WORLD
                FUND, CLASS 2          INDEX/2/           SMALLCAP INDEX
04/30/98        $10,000                $10,000            $10,000
06/30/98        $9,543                 $10,031            $9,536
09/30/98        $7,935                 $10,068            $7,760
12/31/98        $10,247                $10,086            $8,902
03/31/99        $11,289                $10,154            $8,745
06/30/99        $13,983                $10,228            $9,927
09/30/99        $15,212                $10,332            $9,913
12/31/99        $19,609                $10,357            $10,891
03/31/00        $23,725                $10,535            $11,588
06/30/00        $20,070                $10,609            $11,402
9/30/00         $19,702                $10,689            $11,205
12/31/00        $16,368                $10,708            $10,376

PERIOD ENDED 12/31/00                   CLASS 1               CLASS 2
One Year                                -16.33%               -16.53%
Lifetime (since 4/30/98)                +20.52                +20.26

[end mountain chart]


[begin mountain chart]
GROWTH FUND

Investments primarily in stocks

$73,985
Growth
Fund, Class 2

$49,798
S&P 500
Index

$13,004
Consumer
Price Index/2/

YEAR ENDED              GROWTH FUND,          S&P 500          CONSUMER PRICE
DEC. 31                 CLASS 2               INDEX            INDEX/2/
12/31/90                $10,000               $10,000          $10,000
12/31/91                $13,290               $13,033          $10,306
12/31/92                $14,683               $14,025          $10,605
12/31/93                $17,032               $15,433          $10,897
12/31/94                $17,071               $15,642          $11,188
12/31/95                $22,688               $21,500          $11,472
12/31/96                $25,652               $26,424          $11,853
12/31/97                $33,296               $35,227          $12,055
12/31/98                $45,029               $45,273          $12,250
12/31/99                $70,818               $54,788          $12,578
12/31/00                $73,985               $49,798          $13,004

PERIOD ENDED 12/31/00                    CLASS 1            CLASS 2
One Year                                 +4.73%             +4.47%
Five Years                               +26.97             +26.67
10 Years                                 +22.47             +22.16
Lifetime (since 2/8/84)                  +19.00             +18.67

[end mountain chart]


[begin mountain chart]
INTERNATIONAL FUND

Investments primarily in stocks

$35,680
International
Fund, Class 2

$22,737
MSCI EAFE
Index/3/

$13,004
Consumer
Price Index/2/

YEAR ENDED         INTERNATIONAL         MSCI EAFE           CONSUMER PRICE
DEC. 31            FUND, CLASS 2         INDEX/3/            INDEX/2/
12/31/90           $10,000               $10,000             $10,000
12/31/91           $11,145               $11,250             $10,306
12/31/92           $11,021               $9,917              $10,605
12/31/93           $14,765               $13,184             $10,897
12/31/94           $15,007               $14,246             $11,188
12/31/95           $16,865               $15,892             $11,472
12/31/96           $19,771               $16,903             $11,853
12/31/97           $21,514               $17,251             $12,055
12/31/98           $26,015               $20,758             $12,250
12/31/99           $45,778               $26,425             $12,578
12/31/00           $35,680               $22,737             $13,004

PERIOD ENDED 12/31/00                      CLASS 1           CLASS 2
One Year                                   -21.85%           -22.06%
Five Years                                 +16.46            +16.17
10 Years                                   +13.86            +13.56
Lifetime (since 5/1/90)                    +12.46            +12.16

[end mountain chart]

[begin mountain chart]
NEW WORLD FUND

Investments primarily in stocks

Scale adjusted for shorter time period

$10,469
Consumer
Price Index/2/

$10,332
New World
Fund, Class 2

$9,938
MSCI AC World
Free Index/4/

MONTH ENDED        CONSUMER PRICE        NEW WORLD FUND,       MSCI AC WORLD
                   INDEX/2/              CLASS 2               FREE INDEX/4/
06/17/99           $10,000               $10,000               $10,000
06/30/99           $10,000               $10,030               $10,000
09/30/99           $10,102               $9,549                $9,840
12/31/99           $10,126               $11,835               $11,548
03/31/00           $10,301               $12,485               $11,682
06/30/00           $10,373               $11,638               $11,237
09/30/00           $10,451               $10,902               $10,628
12/31/00           $10,469               $10,332               $9,938


PERIOD ENDED 12/31/00                      CLASS 1          CLASS 2
One Year                                   -12.43%          -12.70%
Lifetime (since 6/17/99)                   +2.41            +2.14

[end mountain chart]


[begin mountain chart]
GROWTH-INCOME FUND

Investments primarily in stocks

$49,798
S&P 500
Index

$42,399
Growth-Income Fund,
Class 2

$13,004
Consumer
Price Index/2/

YEAR ENDED DEC. 31   S&P 500          GROWTH-INCOME           CONSUMER PRICE
                  INDEX            FUND, CLASS 2           INDEX/2/
12/31/90          $10,000          $10,000                 $10,000
12/31/91          $13,033          $12,370                 $10,306
12/31/92          $14,025          $13,312                 $10,605
12/31/93          $15,433          $14,905                 $10,897
12/31/94          $15,642          $15,171                 $11,188
12/31/95          $21,500          $20,121                 $11,472
12/31/96          $26,424          $23,826                 $11,853
12/31/97          $35,227          $29,910                 $12,055
12/31/98          $45,273          $35,321                 $12,250
12/31/99          $54,788          $39,276                 $12,578
12/31/00          $49,798          $42,399                 $13,004


PERIOD ENDED 12/31/00                    CLASS 1            CLASS 2
One Year                                 +8.24%             +7.95%
Five Years                               +16.37             +16.08
10 Years                                 +15.86             +15.54
Lifetime (since 2/8/84)                  +15.40             +15.06

[end mountain chart]


[begin mountain chart]
ASSET ALLOCATION FUND

Investments in both stocks and bonds

$49,798
S&P 500
Index

$32,488
Asset
Allocation
Fund, Class 2

$21,584
Salomon
Smith Barney
BIG Index/5/

$13,004
Consumer
Price Index/2/

YEAR ENDED       S&P 500        ASSET              SALOMON SMITH      CONSUMER
DEC. 31          INDEX          ALLOCATION         BARNEY BIG         PRICE
                                FUND, CLASS 2      INDEX/5/           INDEX/2/
12/31/90         $10,000        $10,000            $10,000            $10,000
12/31/91         $13,033        $12,142            $11,598            $10,306
12/31/92         $14,025        $13,133            $12,477            $10,605
12/31/93         $15,433        $14,459            $13,714            $10,897
12/31/94         $15,642        $14,377            $13,324            $11,188
12/31/95         $21,500        $18,575            $15,793            $11,472
12/31/96         $26,424        $21,450            $16,364            $11,853
12/31/97         $35,227        $25,772            $17,941            $12,055
12/31/98         $45,273        $29,106            $19,504            $12,250
12/31/99         $54,788        $31,119            $19,342            $12,578
12/31/00         $49,798        $32,488            $21,584            $13,004

PERIOD ENDED 12/31/00                    CLASS 1            CLASS 2
One Year                                 +4.61%             +4.40%
Five Years                               +12.11             +11.83
10 Years                                 +12.81             +12.51
Lifetime (since 8/1/89)                  +11.31             +11.00

[end mountain chart]


[begin mountain chart]
BOND FUND

Investments primarily in bonds

Scale adjusted for shorter time period

$13,667
Salomon
Smith Barney
BIG Index/5/

$13,005
Bond Fund,
Class 2

$11,336
Consumer
Price Index/2/

MONTH          SALOMON SMITH BARNEY      BOND FUND,            CONSUMER PRICE
ENDED          BIG INDEX/5/              CLASS 2               INDEX/2/
01/02/96       $10,000                   $10,000               $10,000
06/30/96       $9,874                    $9,848                $10,209
12/31/96       $10,362                   $10,557               $10,332
06/30/97       $10,680                   $10,990               $10,443
12/31/97       $11,360                   $11,601               $10,508
06/30/98       $11,810                   $12,033               $10,619
12/31/98       $12,350                   $12,078               $10,678
06/30/99       $12,179                   $12,171               $10,827
12/31/99       $12,248                   $12,386               $10,964
06/30/00       $12,728                   $12,583               $11,231
12/31/00       $13,667                   $13,005               $11,336


PERIOD ENDED 12/31/00                    CLASS 1               CLASS 2
One Year                                 +5.22%                +4.99%
Lifetime (since 1/2/96)                  +5.65                 +5.40

[end mountain chart]


[begin mountain chart]
HIGH-YIELD BOND FUND

Investments primarily in bonds

$36,467
Salomon
Smith Barney
Long-Term
High-Yield
Index

$24,021
High-Yield
Bond Fund,
Class 2

$21,584
Salomon
Smith Barney
BIG Index/5/

$13,004
Consumer
Price Index/2/

YEAR ENDED     SALOMON SMITH           HIGH-YIELD     SALOMON SMITH     CONSUMER
DEC. 31        BARNEY LONG-TERM        BOND FUND,     BARNEY BIG        PRICE
               HIGH-YIELD INDEX        CLASS 2        INDEX/5/          INDEX/2/
12/31/90       $10,000                 $10,000        $10,000           $10,000
12/31/91       $14,327                 $12,610        $11,598           $10,306
12/31/92       $17,075                 $14,133        $12,477           $10,605
12/31/93       $20,482                 $16,401        $13,714           $10,897
12/31/94       $19,706                 $15,281        $13,324           $11,188
12/31/95       $25,488                 $18,553        $15,793           $11,472
12/31/96       $27,492                 $20,948        $16,364           $11,853
12/31/97       $32,370                 $23,479        $17,941           $12,055
12/31/98       $35,359                 $23,541        $19,504           $12,250
12/31/99       $35,454                 $24,844        $19,342           $12,578
12/31/00       $36,467                 $24,021        $21,584           $13,004

PERIOD ENDED 12/31/00                       CLASS 1          CLASS 2
One Year                                    -3.06%           -3.31%
Five Years                                  +5.56            +5.30
10 Years                                    +9.48            +9.16
Lifetime (since 2/8/84)                     +10.79           +10.39

[end mountain chart]


[begin mountain chart]
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

Investments primarily in bonds

$21,427
Salomon
Smith Barney
Treasury/Govt.-
Sponsored
Mortgage
Index

$20,005
U.S. Govt./
AAA-Rated
Securities
Fund, Class 2

$13,004
Consumer
Price Index/2/

YEAR ENDED     SALOMON SMITH BARNEY             U.S. GOVT./AAA-       CONSUMER
DEC. 31        TREASUREY/GOVT.-SPONSORED        RATED SECURITIES      PRICE
               MORTGAGE INDEX                   FUND, CLASS 2         INDEX/2/
12/31/90       $10,000                          $10,000               $10,000
12/31/91       $11,545                          $11,554               $10,306
12/31/92       $12,386                          $12,391               $10,605
12/31/93       $13,552                          $13,733               $10,897
12/31/94       $13,188                          $13,099               $11,188
12/31/95       $15,539                          $15,072               $11,472
12/31/96       $16,112                          $15,499               $11,853
12/31/97       $17,643                          $16,771               $12,055
12/31/98       $19,187                          $18,101               $12,250
12/31/99       $19,074                          $17,960               $12,578
12/31/00       $21,427                          $20,005               $13,004

PERIOD ENDED 12/31/00                    CLASS 1            CLASS 2
One Year                                 +11.69%            +11.38%
Five Years                               +6.09              +5.83
10 Years                                 +7.48              +7.18
Lifetime (since 12/1/85)                 +7.90              +7.55

[end mountain chart]


[begin chart]
CASH MANAGEMENT FUND

PERIOD ENDED 12/31/00                    CLASS 1            CLASS 2
One Year                                 +6.04%             +5.83%
Five Years                               +5.25              +4.99
10 Years                                 +4.71              +4.43
Lifetime (since 2/8/84)                  +5.84              +5.51

As of December 31, the fund's annualized seven-day yield was 5.95% for Class 2 shares.
[end chart]

Past results are not predictive of future results.

The indexes are unmanaged, do not reflect sales charges, commissions or expenses and cannot be invested in directly.

/1/ Morgan Stanley Capital International World Index.
/2/ Computed from data supplied by the U.S. Department of Labor, Bureau of
    Labor Statistics.
/3/ Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far
    East) Index.
/4/ Morgan Stanley Capital International All Country World Free Index.
/5/ Salomon Smith Barney Broad Investment-Grade (BIG) Index.


[photograph of a person walking on a path through trees and shrubs]
Mention retirement to most Americans and you inspire dreams. Whether it's hitting the open road, taking up a new hobby, volunteering or just visiting friends and relatives, everyone has an idea of what they'll do when their time is completely their own.

Whatever you decide to do, it's important that your retirement planning is flexible enough to help you do it. One reason investors select a variable annuity is for the flexibility of choosing how much to invest each year. While retirement plans at work have limits on how much you can invest, nonqualified annuities don't have similar restrictions. There's no deadline for when you must begin taking your withdrawals. (Of course, if you begin withdrawals before 59-1/2, you could face a 10% tax penalty.) You also have the flexibility to leave your assets in the annuity where they have the potential to grow tax-deferred, as long as you wish.

[photograph of a few flowers]

But the most important benefit of a variable annuity may be the flexibility it offers in deciding how to take your money out after you retire. Some investors choose to turn their variable annuity assets into a guaranteed lifetime income stream (the guarantee is based on the claims-paying ability of the insurance company issuing the contract), some opt for an adjustable monthly income and others look at their assets as a cash reserve.

In the next few pages we'll introduce some of our contractholders who use their variable annuity's flexibility to help follow their retirement dreams.


[photograph of a couple looking at a map in front of an RV; the photograph surrounded by miscellaneous traveling stickers]
[Begin Caption]

"We always loved to camp, even when the kids were little," says Carol. "We just hated to get packed up and go back to work, and always said that some day we wouldn't get packed up - we'd just keep going."
[End Caption]


SYSTEMATIC WITHDRAWAL OPTION

When Larry and Carol Brancato retired a few years ago, they knew they wanted to travel. The hard part was deciding where to go. They settled on a simple answer: everywhere.

So far, they've done a pretty good job of getting there. "We've been to 42 states and three Canadian provinces," Larry says. "In the near future, we plan to go to Alaska. We'll drive up there, too."

[photograph of a "U.S. 101" highway sign]

Sitting at a campground picnic table in southern Oregon, Larry waves toward the 36-foot RV that he and Carol have called home for several years. "I started thinking about retirement when I was 45." He'd just received a lump sum from a profit-sharing plan. "I told my financial adviser that I wanted to retire at 55, buy an RV and take off," Larry says.

"We always loved to camp, even when the kids were little," adds Carol. "We just hated to get packed up and go back to work, and always said that some day we wouldn't get packed up - we'd just keep going."

Larry took early retirement after hurting his back and neck in an accident at the Los Angeles factory where he was a machine operator. Soon after, Carol retired from her job as a beautician. The couple bought a "fifth wheel" - a home-sized trailer they towed behind a truck - and hit the road. Eventually, they bought a motorized RV.

The Brancatos set up a systematic withdrawal to supplement their retirement income.* They receive a monthly check, have access to their principal and can change the amount they receive at any time.

That flexibility to adjust their income is important, Larry says. "We adjust it as we need it. We increased it a bit when we bought this RV." Larry says he's cautious, though, because he knows that with a systematic withdrawal plan, there's no guarantee that his income will last for their lifetimes.

There could be another adjustment coming soon - Larry and Carol have their eye on a 40-foot RV they saw at a recent show. "It's a bigger toy," Larry says with a laugh.

The Brancatos plan to visit the RV factory in Texas. If they like what they see, they'll call their financial adviser and tell him to increase their monthly withdrawals so they can make the payments.

Then they'll hit the road again - after all, there are still a few places left to see!

* The Internal Revenue Service assumes earnings are withdrawn before principal so the full amount of initial withdrawals may be taxable.


[photograph of a couple sitting next to a globe; the photograph surrounded by traveling stickers]

[Begin Caption]
With a steady retirement income from other sources, Joe and Betty used their variable annuity for "extras" such as travel. Russia was their favorite destination. "It's just so beautiful, if you can tolerate that much cabbage." [End Caption]

[Begin Sidebar]
We are very sorry to report that Betty Ulicki recently passed away. We extend our sympathies to her family and thank the Ulickis for inviting us into their home and sharing their story with us.
[End Sidebar]

PERIODIC WITHDRAWALS

Betty Ulicki didn't know her husband Joe was so serious about retirement planning. A new car, a driveway and a few vacations later, she had a better insight into what he was thinking.

"Every time I got a raise, I'd just put it into the variable annuity for retirement," Joe said.

[photograph of a Russian building]

"I sure didn't know he was doing that," Betty told us last year with a laugh. "Oh boy, I'd have burned that money up so fast. It's really gratifying knowing he was planning for retirement all along."

With a steady retirement income from other sources, Joe and Betty used their variable annuity for "extras" such as travel. "We'd never had a vacation while we were working," Betty said. But soon after they retired, a travel club near their home advertised a trip to Europe. Betty signed them up - they paid for the vacation with a withdrawal* from their variable annuity.

That was just the beginning. They've since visited several parts of the United States, including the popular country/western music entertainment city of Branson, Missouri, and taken a cruise to Alaska. But Russia was their favorite destination. "It's just so beautiful, if you can tolerate that much cabbage," Betty said with a chuckle.

Joe retired as a foreman at a printing plant and Betty retired from her job in the office of a public library in 1989. After that, they spruced up their house
- withdrawals* from their variable annuity paid for a new driveway and roof. "I'm waiting for a new carpet, Joe," laughed Betty.
The couple spent a lot of time with their daughter, Jo, a librarian, and their two grandchildren. Their son, David, is an engineer for a motorcycle manufacturer owned by Harley-Davidson but the Ulickis didn't share his passion for motorcycles.

"David said the only way he'd ever let me on his bike was if I took a class," said Betty. "So I signed up for one, but it was scary and I didn't finish."

*Withdrawals made before age 59-1/2 may be subject to a 10% tax penalty.


[photograph of a man sitting on a chair in the country; photograph surrounded with country-styled stickers]


[Begin Caption]
Ted also enjoys more strenuous pursuits that bring different adventures, like the one involving the horse, the mountainside and the slipping saddle.
[End Caption]

LIFETIME INCOME

Ted Yocom is retired. Sort of. At 80, Ted has more interests than many people can claim over a lifetime. He volunteers as a naturalist guide at the largest arboretum in North America, teaches Lewis and Clark seminars, helps the "elderly" with their taxes and stays active in his church teaching Bible studies.

These are just the tame activities. Ted also enjoys more strenuous pursuits that bring different adventures, like the one involving the horse, the mountainside and the slipping saddle. Ted, just after completing a five-day trail ride through Colorado's precariously high mountain country - his 17th year on the trail - paused, smiled and told the tale.

"I found myself on a mountain slope so steep that my saddle slipped down onto the horse's neck - with me in it. I tried to keep going, but my horse, with better wisdom, refused to take another step. So I got off the horse on the wrong side, the uphill side. We reset the saddle and remounted from the uphill side."

Ted hadn't always been able to hit the trail whenever the spirit moved him. Life's uncertainties sometimes made his decisions for him.

"By the time I turned 16, I knew I wanted to be a forest ranger. But after I had saved enough money to enter college, forestry graduates were taking jobs in grocery stores. So I enrolled in business studies." Three years in the Army during World War II interrupted this. After post-graduate work in preparation for the State Department Foreign Service, he also faced an oversupply of applicants. "I eventually landed at General Electric." It was at GE that Ted joined an investment club and met his financial adviser.

"When I retired, my wife Joan and I knew we needed someone to help invest my retirement money where it would have an opportunity to keep growing, tax-deferred. Our adviser suggested a variable annuity."

Later, their adviser also suggested turning their variable annuity holdings into a lifetime income to meet some fixed bills. Now, living comfortably on a pension and their Social Security, they have the flexibility to engage in old hobbies and meet new challenges, even those involving strong-willed horses and steep mountainsides.

It's obvious that those who think you lose flexibility as you age haven't met Ted Yocom.

Withdrawals made before age 59-1/2 may be subject to a 10% tax penalty.


American Variable Insurance Series Global Growth Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
                                                                           Percent
                                                                            of Net
                                                                            Assets
The Americas                                                                 40.45%
Europe                                                                       28.43%
Asia/Pacific Rim                                                             16.64%
Cash & Equivalents                                                           12.96%
Other                                                                         1.52%
[end pie chart]

[begin chart]
Largest Individual Equity Securities

Nokia                                                                         1.79%
AstraZeneca                                                                   1.79%
Vodafone Group                                                                1.67%
Pfizer                                                                        1.53%
Clear Channel Communications                                                  1.47%
Alcoa                                                                         1.28%
Amdocs                                                                        1.28%
Viacom                                                                        1.19%
EMBRAER - Empresa Brasileira de Aeronautica                                   1.13%
Time Warner                                                                   1.10%
[end chart]


[begin chart]
                                                                           Shares/    Market  Percent
                                                                         Principal     Value   of Net
Equity Securitites (common and preferred stocks)                            Amount      (000)  Assets


MEDIA  -  15.94%
Clear Channel Communications, Inc. (merged                                  266,680    12,917     1.47
 with SFX Entertainment, Inc.) (USA) /1/
Viacom Inc., Class B (USA) /1/                                              224,777    10,508     1.19
Time Warner Inc. (USA)                                                      185,000     9,664     1.10
Grupo Televisa, SA, ordinary participation                                  120,000     5,392      .61
 certificates (ADR) (Mexico) /1/
Walt Disney Co. (USA)                                                       175,000     5,064      .58
ABS-CBN Holdings Corp. (PDR)(Philippines)                                 5,000,000     4,910      .56
Globo Cabo, preferred nominative (ADR)                                      421,000     4,736      .54
 (Brazil) /1/
Independent News & Media PLC (Ireland)                                    1,658,084     4,515      .51
USA Networks, Inc. (USA) /1/                                                228,000     4,432      .50
ProSiebenSAT.1 Media AG (formerly                                           144,000     4,286      .49
 ProSieben Media AG) /1/
SET Satellite (Singapore) Pte. Ltd.                                         125,710     4,197      .48
 (Singapore) /1/ /2/ /3/
AT&T Corp. Liberty Media Group,                                             300,000     4,069      .46
 Class A (USA) /1/
United Pan-Europe Communications NV                                         395,000     4,035      .46
 (Netherlands) /1/
Reuters Group PLC (United Kingdom)                                          236,000     3,994      .45
News Corp. Ltd. (Australia)                                                 486,650     3,793      .43
NDS Group PLC, Class A (ADR)                                                 68,000     3,714      .42
 (United Kingdom) /1/
SMG PLC (United Kingdom)                                                    888,457     3,630      .41
Fox Entertainment Group, Inc.,                                              185,000     3,307      .38
 Class A (USA) /1/
Fuji Television Network Inc. (Japan)                                            471     3,269      .37
Univision Communications Inc., Class A                                       70,000     2,866      .33
 (USA) /1/
Telewest Communications PLC (United Kingdom) /1/                          1,800,000     2,776      .32
PT Multimedia - Servicos de Telecomunicacoes e                              118,000     2,770      .31
 Multimedia, SGPS, SA (Portugal) /1/
Daily Mail and General Trust PLC, nonvoting                                 174,500     2,216      .25
 Class A (United Kingdom)
Rogers Communications Inc., Class B (Canada)                                125,000     2,110      .24
Granada Media PLC (United Kingdom) /1/                                      324,900     2,063      .23
Crown Media Holdings, Inc., Class A (USA) /1/                               100,000     2,031      .23
SET India Ltd. (India) /1/ /2/ /3/                                            6,400     2,005      .23
Carlton Communications PLC (United Kingdom)                                 200,000     1,825      .21
PRIMEDIA Inc. (USA) /1/                                                     150,000     1,791      .20
KirchMedia GmbH & Co. KGaA nonvoting                                         42,000     1,729      .20
 (Germany) /1/ /2/ /3/
SBS Broadcasting SA (Luxembourg) /1/                                         60,000     1,571      .18
StudioCanal (France) /1/                                                    150,000     1,465      .17
MIH Ltd., Class A (South Africa) /1/                                        105,000     1,365      .16
Recoletos Cia. Editorial SA (Spain) /1/                                     180,000     1,266      .14
Washington Post Co., Class B (USA)                                            2,000     1,234      .14
Schibsted ASA (Norway)                                                      100,000     1,234      .14
Metro International SA, Class A (Sweden) /1/                                100,000       753
Metro International SA, Class B /1/                                          50,000       456      .14
Nippon Television Network Corp. (Japan)                                       3,500     1,181      .14
Village Roadshow Ltd., Class A, 5.50% preferred                           1,222,262       993      .11
 (Australia)
Sogecable, SA (Spain) /1/                                                    45,000       887      .10
LifeMinders, Inc. (USA) /1/                                                 165,100       578      .07
Sinclair Broadcast Group, Inc., Class A (USA)/1/                             53,800       540      .06
UnitedGlobalCom, Inc., Class A (USA) /1/                                     35,000       477      .05
Insight Communications Co., LP, Class A (USA)/1/                             20,000       470      .05
Austar United Communications Ltd. (Australia)/1/                            321,800       387      .04
EM.TV & Merchandising AG (Germany)                                           65,000       358      .04
Caltagirone Editore SpA (Italy) /1/                                          26,175       287      .03
Key3Media Group, Inc. (formerly                                              10,950       133      .02
 Ziff-Davis Inc.) (USA) /1/

PHARMACEUTICALS  -  8.61%
AstraZeneca PLC (United Kingdom)                                            213,960    10,786
AstraZeneca                                                                  96,205     4,793
AstraZeneca PLC (ADR)                                                         3,000       155     1.79
Pfizer Inc (USA)                                                            292,950    13,476     1.53
Shionogi & Co., Ltd. (Japan)                                                436,000     8,857     1.01
Bristol-Myers Squibb Co. (USA)                                               90,000     6,654      .75
Pharmacia Corp. (USA)                                                       105,000     6,405      .73
Forest Laboratories, Inc. (USA) /1/                                          45,700     6,072      .69
CSL Ltd. (Australia)                                                        246,000     5,349      .61
Novo Nordisk A/S, Class B (Denmark)                                          22,500     4,038      .46
Elan Corp., PLC (ADR) (Ireland) /1/                                          70,000     3,277      .37
Aventis SA (France)                                                          35,000     3,073      .35
GlaxoSmithKline PLC (formerly Glaxo Wellcome PLC)                            52,900     1,493      .17
 (United Kingdom) /1/
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                     40,000     1,318      .15

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.83%
Texas Instruments Inc. (USA)                                                203,000     9,617     1.09
Taiwan Semiconductor Manufacturing Co. Ltd.                               3,187,000     7,662      .87
 (Taiwan) /1/
Samsung Electronics Co., Ltd. (South Korea)                                  43,427     5,433      .62
Microchip Technology Inc. (USA) /1/                                         247,500     5,430      .62
Applied Materials, Inc. (USA) /1/                                           130,000     4,964      .56
Micron Technology, Inc. (USA) /1/                                           130,000     4,615      .52
Rohm Co., Ltd. (Japan)                                                       23,000     4,351      .49
Micrel, Inc. (USA) /1/                                                      107,200     3,611      .41
VIA Technologies, Inc. (Taiwan) /1/                                         532,500     2,882      .33
Gemplus International SA (France) /1/                                       252,000     2,248      .26
KLA-Tencor Corp. (USA) /1/                                                   60,000     2,021      .23
Linear Technology Corp. (USA)                                                42,700     1,975      .22
Dialog Semiconductor PLC (United Kingdom)/1/                                180,000     1,724      .20
Intel Corp. (USA)                                                            55,000     1,654      .19
ASM Lithography Holding NV (Netherlands)/1/                                  70,000     1,579      .18
Adaptec, Inc. (USA) /1/                                                      35,000       359      .04

COMMUNICATIONS EQUIPMENT  -  5.38%
Nokia Corp., Class A (ADR) (Finland)                                        290,000    12,615
Nokia Corp.                                                                  70,000     3,122     1.79
ADVA AG Optical Networking (Germany) /1/                                    130,200     7,519      .85
Utfors AB (Sweden) /1/                                                      950,000     7,351      .84
Telefonaktiebolaget LM Ericsson,                                            566,000     6,450      .73
 Class B (Sweden)
Nortel Networks Corp. (Canada)                                               95,000     3,046      .35
BarcoNet SA (Belgium) /1/                                                   264,398     2,157      .25
Redback Networks Inc. (USA) /1/                                              50,000     2,050      .23
Cisco Systems, Inc. (USA) /1/                                                40,000     1,530      .17
JDS Uniphase Corp. (USA) /1/                                                 35,000     1,459      .17

WIRELESS TELECOMMUNICATION SERVICES - 4.45%
Vodafone AirTouch PLC (United Kingdom)                                    3,328,388    12,205
Vodafone AirTouch PLC (ADR)                                                  70,200     2,514     1.67
Tele Nordeste Celular Participacoes SA,                                     133,900     5,540      .63
 preferred nominative (ADR) (Brazil)
Egyptian Co. for Mobile Services (Egypt) /1/                                260,000     5,073      .58
Orascom Telecom Holding (GDR)(Egypt) /1/                                    439,600     2,802      .32
Tele Celular Sul Participacoes SA, preferred                                106,500     2,782      .31
 nominative (ADR) (Brazil)
Crown Castle International Corp. (USA) /1/                                   96,700     2,617      .30
China Mobile (Hong Kong) Ltd. (ADR)(China) /1/                               93,400     2,534      .29
Sonae.com, SGPS, SA (Portugal) /1/                                          200,000     1,463      .16
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                             28,000,000       878      .10
Telesystem International Wireless Inc. (Canada) /1/                          80,000       411      .05
Stet Hellas Telecommunications SA (ADR) (Greece) /1/                         35,300       371      .04

BANKS  -  4.42%
Bank of America Corp. (USA)                                                 210,000     9,634     1.09
Mizuho Holdings, Inc. (formerly Industrial Bank                                 870     5,370      .61
 of Japan) (Japan) /1/
Royal Bank of Canada (Canada)                                               144,000     4,886      .56
Bank of Nova Scotia (Canada)                                                161,000     4,641      .53
Lloyds TSB Group PLC (United Kingdom)                                       270,900     2,865      .33
Shinhan Bank (South Korea)                                                  323,020     2,660      .30
ABN AMRO Holding NV (Netherlands)                                            98,129     2,232      .25
Sakura Bank, Ltd. (Japan)                                                   300,000     1,805      .21
DBS Group Holdings Ltd. (Singapore)                                         151,190     1,710      .19
Westpac Banking Corp. (Australia)                                           214,348     1,574      .18
Toronto-Dominion Bank (Canada)                                               39,200     1,136      .13
Washington Mutual, Inc. (USA)                                                 7,300       387      .04

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.87%
Telecom Italia SpA, nonconvertible savings (Italy)                          897,200     5,370
Telecom Italia SpA                                                          110,000     1,220      .75
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                       110,000     4,964      .56
NTL Inc. (USA) /1/                                                          100,000     2,394      .27
DDI Corp. (Japan)                                                               480     2,306      .26
AT&T Corp. (USA)                                                             90,000     1,558      .18
Korea Telecom Corp. (ADR) (South Korea)                                      45,000     1,395      .16
Cable & Wireless Optus Ltd. (Australia) /1/                                 600,000     1,242      .14
eircom PLC (Ireland)                                                        437,500     1,130      .13
Deutsche Telekom AG (Germany)                                                26,000       784      .09
British Telecommunications PLC (United Kingdom)                              77,500       662      .07
Nippon Telegraph and Telephone Corp. (Japan)                                     78       560      .06
CompleTel Europe NV (Netherlands) /1/                                       145,064       500      .06
VersaTel Telecom International NV (Netherlands) /1/                          55,000       491      .06
One.Tel Ltd. (Australia)                                                  1,500,000       384      .04
FLAG Telecom Holdings Ltd. (USA) /1/                                         36,400       227      .03
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                          6,030        79      .01
Global TeleSystems, Inc. (USA) /1/                                           22,000        18      .00

HOTELS, RESTAURANTS & LEISURE  -  2.55%
Starbucks Corp. (USA) /1/                                                   160,000     7,080      .80
NH Hoteles, SA (Spain) /1/                                                  450,000     5,535      .63
Carnival Corp. (USA)                                                        170,000     5,238      .60
Granada Compass PLC (formerly Granda Group PLC)                             424,521     4,620      .52
 (United Kingdom) /1/

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.23%
Murata Manufacturing Co., Ltd. (Japan)                                       57,000     6,659      .76
Celestica Inc. (Canada) /1/                                                  65,000     3,526      .40
Samsung Electro-Mechanics Co., LTD. (South Korea)/1/                        115,000     3,123      .35
EPCOS AG (Germany) /1/                                                       30,000     2,620      .30
Venture Manufacturing (Singapore) Ltd. (Singapore)                          380,000     2,545      .29
Barco SA (Belgium) /1/                                                        8,649       649      .07
Hon Hai Precision Industry Co. Ltd. (Taiwan)                                100,000       508      .06

SPECIALTY RETAIL  -  2.14%
Lowe's Companies, Inc. (USA)                                                120,000     5,340      .61
Michaels Stores, Inc. (USA) /1/                                             190,000     5,035      .57
Limited Inc. (USA)                                                          260,000     4,436      .50
Dixons Group PLC (United Kingdom)                                         1,068,571     3,576      .41
Sunglass Hut International, Inc. (USA) /1/                                   89,000       456      .05

IT CONSULTING & SERVICES  -  2.09%
Amdocs Ltd. (USA) /1/                                                       170,000    11,263     1.28
Infosys Technologies Ltd. (ADR) (India)                                      65,000     5,996      .68
Fujitsu Support and Service Inc. (Japan)                                     16,200     1,089      .13

SOFTWARE  -  2.06%
Microsoft Corp. (USA) /1/                                                   165,000     7,157      .81
Intuit Inc. (USA) /1/                                                       115,800     4,567      .52
EXE Technologies, Inc. (USA) /1/                                            325,000     4,225      .48
Ubizen (Belgium) /1/                                                        109,200       974      .11
PeopleSoft, Inc. (USA) /1/                                                   25,000       930      .11
OpenTV Corp., Class A (USA) /1/                                              23,000       238      .03

METALS & MINING  -  1.99%
Alcoa Inc. (USA)                                                            337,000    11,290     1.28
Hoganas AB, Class B (Sweden)                                                160,000     2,349      .27
Billiton PLC (United Kingdom)                                               500,000     1,927      .22
Broken Hill Proprietary Co. Ltd. (Australia)                                180,000     1,899      .22

COMMERCIAL SERVICES & SUPPLIES  -  1.98%
Cendant Corp. (USA) /1/                                                     356,000     3,427      .39
Eniro AB (Sweden) /1/                                                       328,600     3,309      .38
Adecco SA (Switzerland)                                                       3,500     2,207      .25
Sabre Holdings Corp., Class A (USA) /1/                                      50,000     2,156      .24
Brambles Industries Ltd. (Australia)                                         74,600     1,744      .20
Securitas AB, Class B (Sweden)                                               90,000     1,670      .19
Waste Management, Inc. (USA)                                                 60,000     1,665      .19
Hays PLC (United Kingdom)                                                   220,000     1,268      .14

AEROSPACE & DEFENSE  -  1.74%
EMBRAER - Empresa Brasileira de Aeronautica SA                              250,000     9,937     1.13
 (ADR)(Brazil)
Bombardier Inc., Class B (Canada)                                           350,000     5,406      .61

INTERNET SOFTWARE & SERVICES  -  1.68%
Geo Interactive Media Group Ltd. (Israel) /1/                               300,000     3,114      .36
C/NET, Inc. (formerly Ziff-Davis Inc.)(USA) /1/                             182,439     2,919      .33
America Online, Inc. (USA) /1/                                               60,000     2,088      .24
Freeserve PLC (United Kingdom) /1/                                          814,400     1,192      .14
GFT Technologies AG (Germany) /1/                                            27,000     1,070      .12
M-Web Holdings Ltd. (South Africa) /1/                                      450,000     1,062      .12
Terra Networks, SA (ADR) (Spain) /1/                                         56,545       597
Terra Lycos, SA (Spain) /1/                                                  36,300       395      .11
China.com Corp., Class A (Hong Kong) /1/                                    162,800       733      .08
LookSmart, Ltd. (USA) /1/                                                   210,000       512
LookSmart, Ltd. /1/                                                         500,000        68      .07
WEB.DE AG (Germany) /1/                                                      70,000       493      .06
GO.com (USA) /1/                                                             69,000       298      .03
MarketWatch.com, Inc. (USA) /1/                                              40,000       120      .01
interQ Inc. (Japan) /1/                                                      13,800       104      .01

DIVERSIFIED FINANCIALS  -  1.37%
Capital One Financial Corp. (USA)                                            73,100     4,811      .55
First Pacific Co. Ltd. (Hong Kong)                                       12,842,734     3,664      .42
AIFUL Corp. (Japan)                                                          25,000     2,034      .23
OM Gruppen AB (Sweden)                                                       45,000     1,111      .12
Shohkoh Fund & Co., Ltd. (Japan)                                              4,000       411      .05

CHEMICALS  -  1.37%
Dow Chemical Co. (USA)                                                      233,000     8,534      .97
BOC Group PLC (United Kingdom)                                              145,000     2,203      .25
Valspar Corp. (USA)                                                          40,000     1,287      .15

AIRLINES  -  1.33%
easyJet PLC (United Kingdom) /1/                                          1,600,000     9,410     1.07
British Airways PLC (United Kingdom)                                        400,000     2,333      .26

COMPUTERS & PERIPHERALS  -  1.06%
Opticom ASA (Norway) /1/                                                     56,000     3,566      .41
Psion PLC (United Kingdom) /1/                                              750,000     3,210      .36
C Technologies AB (Sweden) /1/                                              240,000     2,582      .29


MULTILINE RETAIL  -  1.01%
Wal-Mart de Mexico, SA de CV, Series V                                      228,000     4,503      .51
 (ADR) (Mexico) /1/
Kingfisher PLC (United Kingdom)                                             387,238     2,879      .33
Ito-Yokado Co., Ltd. (Japan)                                                 16,000       795      .09
Consolidated Stores Corp. (USA) /1/                                          66,400       706      .08

OIL & GAS  -  0.96%
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)/1/                        199,500     5,037      .57
"Shell" Transport and Trading Co., PLC, New York                             60,000     2,962      .34
 registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                                     125,848       476      .05

FOOD PRODUCTS  -  0.92%
Orkla AS (Norway)                                                           282,285     5,585      .64
Sara Lee Corp. (USA)                                                        105,000     2,579      .29

AUTOMOBILES  -  0.90%
Suzuki Motor Corp. (Japan)                                                  520,000     5,531      .63
Honda Motor Co., Ltd. (Japan)                                                65,000     2,414      .27

HEALTH CARE PROVIDERS & SERVICES  -  0.89%
Fresenius Medical Care AG preferred(Germany)                                 90,000     4,310      .49
Cardinal Health, Inc. (USA)                                                  35,000     3,487      .40

PERSONAL PRODUCTS  -  0.83%
Avon Products, Inc. (USA)                                                   152,900     7,320      .83

INDUSTRIAL CONGLOMERATES  -  0.82%
Norsk Hydro AS (Norway)                                                     170,000     7,210      .82

HOUSEHOLD DURABLES  -  0.79%
Sony Corp. (Japan)                                                           59,200     4,078      .46
THOMSON multimedia (France) /1/                                              62,507     2,925      .33

CONTAINERS & PACKAGING  -  0.73%
Sealed Air Corp. (USA) /1/                                                  210,000     6,405      .73

BIOTECHNOLOGY  -  0.68%
CV Therapeutics, Inc. (USA) /1/                                              85,000     6,014      .68

ELECTRIC UTILITIES  -  0.63%
Grupo Auxiliar Metalurgico, SA (Spain) /1/                                  230,000     5,529      .63

PAPER & FOREST PRODUCTS  -  0.48%
Kimberly-Clark de Mexico, SA de CV,                                       1,540,000     4,236      .48
 Class A (Mexico)

MACHINERY  -  0.48%
THK Co., Ltd. (Japan)                                                       120,000     2,553      .29
Fuji Machine Mfg. Co., Ltd. (Japan)                                          46,000     1,227      .14
JOT Automation Group Oyj (Finland)                                          180,000       436      .05

LEISURE EQUIPMENT & PRODUCTS  -  0.47%
Shimano Inc. (Japan)                                                        210,000     4,110      .47

TEXTILES & APPAREL  -  0.46%
Li & Fung Ltd. (Hong Kong)                                                2,200,000     4,006      .46

AUTO COMPONENTS  -  0.45%
NGK Spark Plug Co., Ltd. (Japan)                                            270,000     3,931      .45

OFFICE ELECTRONICS  -  0.41%
Canon, Inc. (Japan)                                                         103,000     3,592      .41

FOOD & DRUG RETAILING  -  0.28%
Woolworths Ltd. (Australia)                                                 522,238     2,448      .28

BEVERAGES  -  0.23%
Coca-Cola Amatil Ltd. (Australia)                                           782,673     2,040      .23

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.11%
Essilor (France) /1/                                                          2,900       946      .11

INSURANCE  -  0.10%
Fairfax Financial Holdings Ltd. (Canada) /1/                                  5,600       854      .10

INTERNET & CATALOG RETAIL  -  0.06%
Rakuten, Inc. (Japan) /1/                                                        95       538      .06

CONSTRUCTION & ENGINEERING  -  0.04%
Kvaerner ASA, Class A (Norway) /1/                                           43,639       310      .04

MISCELLANEOUS -  2.21%
Other equity securities in initial period                                              19,415     2.21
of acquisition

TOTAL EQUITY SECURITIES (cost: $790,581,000)                                          765,740    87.04



                                                                           Shares/
                                                                         Principal    Market  Percent
                                                                            Amount     Value   of Net
Short-Term Securities                                                         (000)     (000)  Assets

CORPORATE SHORT-TERM NOTES - 12.25%
UBS Finance (Delaware) Inc. 6.50%-6.54%                                      14,850    14,833     1.69
 due 1/2-1/16/01
Eastman Kodak Co. 6.53% due 1/22/01                                          14,300    14,243     1.62
Rio Tinto America, Inc. 6.56%-6.60%                                          12,700    12,668     1.44
 due 1/12-1/17/01 /2/
Sony Europe Finance PLC 6.60% due 1/16/01 /2/                                11,800    11,765     1.34
Alcatel SA 6.52% - 6.55% due 1/22-1/31/01 /2/                                11,200    11,145     1.27
Monte Rosa Capital Corporation 6.55%-6.60%                                   10,400    10,343     1.17
 due 1/26-2/1/01 /2/
AB Spintab 6.55% due 1/11/01                                                 10,000     9,980     1.13
Toyota Motor Credit Corp. 6.45% due 1/26/01 /2/                               7,000     6,967      .79
Halifax Group PLC 6.51% due 1/18/01                                           5,800     5,781      .66
Abbey National North America 6.50% due 1/16/01                                5,000     4,984      .57
Chevron U.K. Ltd. 6.54% due 2/1/01                                            5,000     4,971      .56

FEDERAL AGENCY DISCOUNT NOTES - 0.69%
Fannie Mae 6.34% due 2/6/01                                                   4,600     4,570      .52
Federal Home Loan Banks 6.39% 2/2/01                                          1,500     1,491      .17

NON-U.S. GOVERNMENT OBLIGATIONS - 0.20%
CDC Commercial Paper Corp. 6.60% due 1/23/01 /2/                              1,800     1,792      .20

NON-U.S. CURRENCY - 0.02%
New Taiwanese Dollar                                                      NT$4,990        151      .02

TOTAL SHORT-TERM SECURITIES  (cost: $115,689,000)                                     115,684    13.15

TOTAL INVESTMENT SECURITIES   (cost:$906,270,000)                                     881,424   100.19
Excess of payables over cash and receivables                                           -1,688     -.19

NET ASSETS                                                                           $879,736   100.00




/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depository Receipts
PDR = Philippine Depository Receipts

See Notes to Financial Statements

[end chart]

[begin table]
Equity securities appearing in portfolio since June 30, 2000

ABS-CBN Holdings
Adeptec
AIFUL
Amdocs
ASM Lithography
AT&T Corp. Liberty Media
Barco
British Telecommunications
C/NET
Caltagirone
Canon
Celestica
CV Therapeutics
Daily Mail and General Trust
Dialog Semiconductor
easyJet
Egyptian Mobile Services
EMBRAER - Empresa Brasileira de Aeronautica
Eniro
Essilor
EXE Technologies
Fresenius Medical Care
Gemplus International
Geo Interactive Media
Granda Media
Grupo Auxiliar Metalurgico
Hoganas
Hon Hai Precision
Intuit
LifeMinders
Linear Technology
Lowe's
Metro International
Michaels Stores
Micrel
Novo Nordisk
OM Gruppen
Opticom
Orascom Telecom Holding
Petroleo Brasileiro
Psion
Recoletos
Royal Bank of Canada
Sara Lee
Schibsted
SET India
SET Satellite
SMG
Starbucks
Telewest Communications
Turkcell Iletisim Hizmetkeir
Univision Communications
USA Networks
Utfors


Equity securities eliminated from the portfolio since June 30, 2000

Anglogold
Applied Micro Circuits
Cable and Wireless
Computer Associates International
Cypress Semiconductor
Dimension Data Holdings
Documentum
edel music
EMI
Freedomland ITN
Freeport-McMoRan Copper & Gold
Global Crossing
Guidant
Hasbro
Infineon Technologies
John Fairfax Holdings
Keyence
Kingston Communications
lastminute.com
Lend Lease
Lucent Technologies
Luxottica
Omnicare
Oracle
PT Multimedia.com-Servicos de Acesso a Internet
QLT
Quintiles
Reckitt Beckiser
Research In Motion
Seagram
Securicor
Storage Technology
Telecom Argentina STET-France Telecom
Telefonica
TOTAL FINA
Vivendi
Volvo
Woodside Petroleum
Yahoo!
[end table]

American Variable Insurance Series Global
Small Capitalization Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
The Americas                                                               56.13%
Europe                                                                     16.65%
Asia/Pacific Rim                                                           15.43%
Cash & Equivalents                                                         11.09%
Other Countries                                                              .70%
[end pie chart]
                                                                         Percent
[begin table]                                                             of Net
Largest Individual Equity Securities                                      Assets

Aviron                                                                      3.06%
Arthur J. Gallagher                                                         2.49%
School Specialty                                                            1.79%
Exar                                                                        1.75%
Hilb, Rogal and Hamilton                                                    1.56%
Vail Resorts                                                                1.47%
Stericycle                                                                  1.45%
bebe stores                                                                 1.43%
Mutual Risk Management                                                      1.37%
Western Oil Sands                                                           1.24%
[end table]

[begin table]
                                                                                    Market  Percent
                                                                                     Value   of Net
Stocks (common & preferred)                                               Shares      (000)  Assets

INSURANCE  -  9.68%
Arthur J. Gallagher & Co. (USA)                                           175,000   $11,134   2.49%
Hilb, Rogal and Hamilton Co. (USA)                                        175,000     6,978     1.56
Mutual Risk Management Ltd. (USA -                                        405,000     6,151     1.37
 Incorporated in Bermuda)
W.R. Berkley Corp. (USA)                                                  100,000     4,719     1.05
E.W. Blanch Holdings, Inc. (USA)                                          250,000     4,360      .97
Annuity and Life Re (Holdings), Ltd. (USA)                                115,000     3,673      .82
Independent Insurance Group PLC (United Kingdom)                          340,000     2,009      .45
Reinsurance Group of America, Inc. (USA)                                   53,700     1,906      .43
American Physicians Capital, Inc. (USA) /1/                                75,000     1,242      .28
Zenith National Insurance Corp. (USA)                                      40,000     1,175      .26

MEDIA  -  7.50%
Groupe AB SA (France)                                                     282,500     4,803     1.07
Fox Kids Europe NV (Netherlands) /1/                                      288,000     3,367      .75
SBS Broadcasting SA (Luxembourg) /1/                                      118,000     3,090      .69
Lions Gate Entertainment Corp., convertible                                   558     1,284
Preferred Series A (Canada) /1/ /3/
Lions Gate Entertainment Corp.  /1/                                       300,000       690
Lions Gate Entertainment Corp., warrants,                                 237,150       249      .50
 expire 2004 /1/ /3/
DoubleClick Inc. (USA) /1/                                                200,000     2,200      .49
Photobition Group PLC (United Kingdom)                                  1,460,000     2,077      .46
Sextant Entertainment Group Inc., units                                   600,000     2,039      .46
 (Canada) /1/ /3/
ITE Group PLC (United Kingdom)                                          2,215,885     1,622      .36
Crown Media Holdings, Inc., Class A (USA) /1/                              70,000     1,422      .32
Sportsworld Media Group PLC (United                                       179,500     1,341      .30
 Kingdom) /1/
Westwood One, Inc. (USA) /1/                                               64,200     1,240      .28
Zenrin Co., Ltd. (Japan)                                                   98,600     1,229      .27
APN News & Media Ltd. (Australia)                                         428,577     1,038      .23
SMG PLC  (United Kingdom)                                                 201,601       823      .18
MDC Communications Corp., Class A (Canada) /1/                            100,000       751      .17
Alliance Atlantis Communications Inc., nonvoting,                          50,000       734      .16
 Class B (Canada) /1/
F.A.M.E. Film & Music Entertainment AG                                    225,000       718      .16
 (Germany) /1/
United Television, Inc. (USA)                                               6,000       696      .16
Modalis Research Technologies, Inc.                                       322,270       625      .14
 (USA) /1/ /2/ /3/
Cumulus Media Inc., Class A (USA) /1/                                     150,000       544      .12
Corp. Interamericana de Entretenimiento,                                  117,210       478      .11
 SA de CV, Class B (Mexico) /1/
AVEX Inc. (Japan)                                                           5,000       305      .07
Kinepolis Group NV (Belgium)                                               10,550       213      .05

INTERNET SOFTWARE & SERVICES  -  6.85%
Hotel Reservations Network, Inc.,                                         145,000     4,114      .92
 Class A (USA) /1/
About.com, Inc. (USA) /1/                                                 125,000     3,367      .75
GameLoft.com SA (France) /1/                                              511,300     2,737      .61
Epicentric, Inc., convertible preferred,                                  340,136     2,500      .56
 Series C (USA) /1/ /2/ /3/
CNET Networks, Inc. (USA) /1/                                             154,232     2,468      .55
eCollege.com (USA) /1/                                                    604,100     2,454      .55
Bridgespan, Inc., convertible preferred,                                  246,129     2,442      .55
 Series B (formerly Muse Prime Software, Inc.)
 (USA) /1/ /2/ /3/
Integra SA (France) /1/                                                   350,000     2,080      .47
GoTo. com, Inc. (USA) /1/                                                 205,600     1,503      .34
CYBIRD Co., Ltd. (Japan) /1//2//3/                                            195     1,317      .29
Securenet Ltd. (Australia) /1/                                            472,877     1,265      .28
NBC Internet, Inc. (USA) /1/                                              300,000     1,050      .23
GFT Technologies AG (Germany) /1/                                          24,000       951      .21
DreamArts Corp. (Japan) /1/ /3/                                               100       934      .21
LookSmart, Ltd. (USA) /1/                                                 218,600       533      .12
SportsLine.com, Inc. (USA) /1/                                             85,300       453      .10
Day Interactive Holding AG                                                  4,500       390      .09
 (Switzerland) /1/
MarketWatch.com, Inc. (USA) /1/                                            28,000        84      .02

BIOTECHNOLOGY  -  5.98%
Aviron (USA) /1/                                                          205,200    13,710     3.06
IDEXX Laboratories, Inc. (USA) /1/                                        188,700     4,151      .93
ILEX Oncology, Inc. (USA) /1/                                             101,000     2,658      .60
XOMA Ltd. (USA - Incorporated in                                          220,000     2,145      .48
 Bermuda) /1/
Vical Inc. (USA) /1/                                                       80,000     1,480      .33
OSI Pharmaceuticals, Inc. (USA)/1//2/                                      14,000     1,122      .25
Forbes Medi-Tech Inc. (Canada) /1/                                        252,000       757      .17
ViroPharma Inc. (USA) /1/                                                  50,000       724      .16

SPECIALTY RETAIL  -  5.55%
bebe stores, inc. (USA) /1/                                               300,000     6,412     1.43
Sharper Image Corp. (USA) /1/                                             210,000     3,229      .72
Finlay Enterprises, Inc. (USA) /1/                                        233,000     2,461      .55
Culture Convenience Club, Co., Ltd. (Japan)                               122,000     1,861      .42
Claire's Stores, Inc. (USA)                                               100,000     1,794      .40
DFS Furniture Co. PLC (United Kingdom)                                    250,000     1,313      .29
Esprit Holdings Ltd. (Hong Kong -                                       1,523,049     1,299      .29
 Incorporated in Bermuda)
Zale Corp. (USA) /1/                                                       40,000     1,163      .26
Payless ShoeSource, Inc. (USA) /1/                                         15,000     1,061      .24
KOMERI Co., Ltd. (Japan)                                                   40,000       861      .19
Michaels Stores, Inc. (USA) /1/                                            30,000       795      .18
Giordano International Ltd. (Hong Kong)                                 1,600,000       739      .17
JJB Sports PLC (United Kingdom)                                           100,000       735      .16
Too, Inc. (USA) /1/                                                        35,000       438      .10
Rent-Way, Inc. (USA) /1/                                                   81,000       359      .08
Homac Corp. (Japan)                                                        39,600       310      .07

SOFTWARE  -  4.67%
Baltimore Technologies PLC                                                773,630     3,987      .89
 (United Kingdom) /1/
HNC Software Inc. (USA) /1/                                               120,000     3,562      .80
innominate AG (Germany) /1/ /2/ /3/                                           594     2,181      .49
Melody Interactive Solutions AB,                                           86,300     2,150      .48
 Class A (Sweden) /1/ /2/ /3/
Radiant Systems, Inc. (USA) /1/                                           100,000     2,050      .46
RADWARE Ltd. (Israel) /1/                                                  60,000     1,012      .23
Black Box Corp. (USA) /1/                                                  20,000       966      .21
Alterian PLC (United Kingdom) /1/                                         250,000       878      .20
EXE Technologies, Inc. (USA) /1/                                           65,000       845      .19
InterTrust Technologies Corp.(USA)/1/                                     175,000       591      .13
Broadbase Software, Inc. (USA) /1/                                         90,000       562      .12
Vastera, Inc. (USA) /1/                                                    35,000       560      .12
Numerical Technologies, Inc. (USA) /1/                                     26,700       482      .11
@Comm Corp., convertible preferred,                                        20,000       400      .09
 Series B (USA) /1/ /2/
TTI Team Telecom International Ltd.                                        25,000       375      .08
 (Israel) /1/
Infoteria Inc. (Japan) /1/ /2/ /3/                                              8       299      .07

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.35%
Exar Corp. (USA) /1/                                                      252,700     7,830     1.75
ASM Pacific Technology Ltd. (Hong Kong)                                 2,312,000     3,290      .74
SOITEC SA (France) /1/                                                     85,000     2,075      .46
Cymer, Inc. (USA) /1/                                                      70,000     1,801      .40
Melexis NV (Belgium) /1/                                                  100,000     1,404      .31
Procomp Informatics Ltd. (Taiwan) /1/                                     545,400     1,171      .26
O2Micro International Ltd. (USA) /1/                                      100,000       750      .17
QuickLogic Corp. (USA) /1/                                                100,000       694      .16
Etron Technology, Inc. (Taiwan) /1/                                       242,340       285      .06
Metalink Ltd. (Israel) /1/                                                 18,500       178      .04

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.17%
Micronic Laser Systems AB (Sweden) /1/                                    155,000     4,583     1.02
Omni Industries Ltd. (Singapore)                                        2,100,000     3,091      .69
Yamaichi Electronics Co., Ltd. (Japan)                                    167,000     2,420      .54
Tohoku Pioneer Corp. (Japan)                                               50,000     1,853      .41
Venture Manufacturing (Singapore)                                         168,000     1,125      .39
 Ltd (Singapore)
Venture Manufacturing (Singapore) Ltd /2/                                  90,000       602
DSP Group, Inc. (USA) /1/                                                  50,000     1,052      .24
Orbotech Ltd. (Israel) /1/                                                 27,000     1,007      .23
Hana Microelectronics PCL (Thailand)                                      460,000       939      .21
QPL International Holdings Ltd.                                         1,293,000       742      .17
 (Hong Kong - Incorporated in Bermuda) /1/
ERG Ltd. (Australia)                                                      480,000       732      .16
Varitronix International Ltd.                                             300,000       273      .06
 (Hong Kong - Incorporated in Bermuda)
PILKOR Electronics Ltd. (South Korea)                                     157,487       241      .05

OIL & GAS  -  3.66%
Western Oil Sands Inc. /1/ /2/ /3/                                        686,666     5,549     1.24
Gulf Indonesia Resources Ltd. (Indonesia) /1/                             500,000     4,656     1.04
Western Gas Resources, Inc. (USA)                                         100,000     3,369      .75
International Energy Group Ltd.                                           460,000     1,649      .37
 (United Kingdom)
Tullow Oil PLC (Ireland) /1/                                            1,026,399       997      .22
Cabre Exploration Ltd. (Canada) /1/                                        14,300       148      .04

HOTELS RESTAURANTS & LEISURE  -  3.18%
Vail Resorts, Inc. (USA) /1/                                              280,000     6,563     1.47
Morton's Restaurant Group, Inc. (USA) /1/                                 100,000     2,125      .47
Orient-Express Hotels Ltd., Class A                                        90,000     1,941      .43
 (USA - Incorporated in Bermuda) /1/
Four Seasons Hotels Inc. (Canada)                                          17,000     1,081      .24
California Pizza Kitchen, Inc. (USA) /1/                                   31,400       887      .20
NH Hoteles, SA (Spain) /1/                                                 70,000       861      .19
Elior (France) /1/                                                         62,000       789      .18

COMMERCIAL SERVICES & SUPPLIES  -  2.88%
Stericycle, Inc. (USA) /1/                                                170,000     6,481     1.45
Claims Direct PLC (United Kingdom)                                      1,110,000     1,907      .42
MCSi, Inc. (USA) /1/                                                       48,700     1,041      .23
Group 4 Falck A/S (Denmark)                                                 7,000       934      .21
Moshi Moshi Hotline, Inc. (Japan)                                          10,100       879      .20
MemberWorks Inc. (USA) /1/                                                 40,000       850      .19
Corporate Services Group PLC                                              578,750       497      .11
 (United Kingdom) /1/
Profit Recovery Group International,                                       47,800       305      .07
 Inc. (USA) /1/

INTERNET & CATALOG RETAIL  -  2.32%
School Specialty, Inc. (USA) /1/                                          400,000     8,025     1.79
Ticketmaster Online-City Search, Inc.,                                    250,000     2,094      .47
 Class B (USA) /1/
Senshukai Co., Ltd. (Japan)                                                54,000       262      .06

WIRELESS TELECOMMUNICATION SERVICES - 2.13%
Tele Centro Oeste Celular Participacoes SA,                               300,000     2,906      .65
 preferred nominative (ADR) (Brazil)
TeraBeam Networks (USA) /1/ /2/ /3/                                       533,332     2,000      .45
Tele Norte Celular Participacoes SA,                                       56,000     1,890      .42
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA,                                         50,000     1,306      .29
 preferred nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA,                                       25,000       863      .19
 preferred nominative (ADR) (Brazil) /1/
GLOBE TELECOM, Inc., WIDGIT, Class A                                       40,500       568      .13
 (Philippines) /1/ /3/

BEVERAGES  -  1.85%
Montana Group Ltd. (New Zealand)                                        1,250,000     2,182      .49
Robert Mondavi Corp., Class A (USA) /1/                                    35,600     1,927      .43
Shikoku Coca-Cola Bottling Co., Ltd. (Japan)                              175,000     1,575      .35
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                             150,000     1,125      .25
Quilmes Industrial SA, nonvoting preferred                                 90,000       810      .18
 (ADR) (Argentina - registered in Luxembourg)
BRL Hardy Ltd. (Australia)                                                154,123       680      .15

METALS & MINING  -  1.48%
Hoganas, Class B (Sweden)                                                 158,000     2,320      .52
Minmet PLC (Ireland) /1/ /2/                                            5,470,638     1,307      .29
Gabriel Resources Ltd. (Canada) /1/                                       600,000     1,201      .27
First Quantum Minerals Ltd. (Canada)/1//2//3/                             400,000       703      .15
Thistle Mining Inc. (Canada) /1/                                        3,945,455       579      .13
Arcon International Resources PLC                                       4,000,000       538      .12
 (Ireland) /1/

AIRLINES  -  1.15%
SkyWest, Inc. (USA)                                                       160,000     4,600     1.03
Atlantic Coast Airlines Holdings, Inc.                                     13,000       531      .12
 (USA) /1/

HEALTH CARE PROVIDERS & SERVICES - 1.13%
Triad Hospitals, Inc. (USA) /1/                                           100,000     3,256      .73
Rhon-Klinikum AG, nonvoting preferred                                      21,000     1,087      .24
 (Germany)
Grupo Casa Saba, SA de CV (ADR)                                            44,900       370      .08
 (Mexico) /1/
ICON PLC (ADR) (Ireland) /1/                                               20,000       343      .08

COMPUTERS & PERIPHERALS  -  1.08%
C Technologies AB (Sweden) /1/                                            220,000     2,367      .53
Optoma Corp. (Taiwan) /1/                                               1,897,000     1,130      .25
SOTEC Co., Ltd. (Japan) /1/ /2/ /3/                                           129       784      .18
Universal Scientific Industrial Co.,                                      850,000       496      .11
 Ltd. (Taiwan) /1/
Yuxing InfoTech Holdings Ltd. (Hong Kong)                                 372,000        39      .01

AEROSPACE & DEFENSE  -  1.04%
Mercury Computer Systems, Inc. (USA) /1/                                  100,000     4,644     1.04

MACHINERY  -  0.99%
Yushin Precision Equipment Co., Ltd. (Japan)                               76,300     2,834      .63
Asahi Diamond Industrial Co., Ltd. (Japan)                                175,000       883      .20
JOT Automation Group Oyj (Finland)                                        260,000       630      .14
THK Co., Ltd. (Japan)                                                       4,000        85      .02

CHEMICALS  -  0.99%
SPARTECH Corp. (USA)                                                      150,000     3,084      .69
Cambrex Corp. (USA)                                                        15,000       679      .15
OM Group, Inc. (USA)                                                       12,000       656      .15

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.98%
InSite Vision Inc. (USA) /1/ /2/ /3/                                      915,000     2,470
Insite Vision Inc., warrants,                                               9,150                .55
 expire 2004 /1/ /2/ /3/
Nobel Biocare AB (Sweden)                                                  35,000     1,080      .24
TriPath Imaging, Inc. (USA) /1/                                            94,836       830      .19
HemaSure Inc. (USA) /1/ /2/                                                18,000         5      .00

ELECTRICAL EQUIPMENT  -  0.90%
CTS Corp. (USA)                                                            75,000     2,733      .61
Digital Electronics Corp. (Japan)/1/                                       52,000     1,315      .29

FOOD & DRUG RETAILING  -  0.90%
Jean Coutu Group (PJC) Inc.,                                              114,800     1,739      .38
 Class A (Canada)
Santa Isabel SA (ADR) (Chile) /1/                                         155,000       979      .22
Migros Turk TAS (Turkey)                                                5,850,000       751      .17
Sundrug Co. Ltd. (Japan)                                                   15,000       484      .11
Tsuruha Co., Ltd. (Japan)                                                   7,300        90      .02

COMMUNICATIONS EQUIPMENT  -  0.85%
Toyo Communication Equipment Co.,                                         208,000     1,433      .32
 Ltd. (Japan)
ITG Group PLC (Ireland) /1/                                                98,029       673      .15
Microelectronics Technology, Inc.                                         368,511       517      .12
 (Taiwan) /1/
Locus Co., Ltd. (South Korea) /1/                                          46,799       372      .08
Communication Network Interface, Inc.                                     180,000       304      .07
 (South Korea) /1/
VTech Holdings Ltd. (Hong Kong)                                           233,957       214      .05
Telscape International, Inc. (USA) /1/                                    194,800       189      .04
HighWave Optical Technologies (France)/1/                                     800       109      .02

ENERGY EQUIPMENT & SERVICES  -  0.85%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                               265,000     3,789      .85

DIVERSIFIED FINANCIALS  -  0.79%
Nissin Co., Ltd. (Japan)                                                   30,000     1,093      .24
American Capital Strategies, Ltd. (USA)                                    42,000     1,058      .24
Mycal Card Inc. (Japan)                                                    48,000       712      .16
Atle AB, Class A (Sweden)                                                  36,800       490      .11
AB Novestra (Sweden) /1/ /2/                                               94,300       200      .04

CONSTRUCTION & ENGINEERING  -  0.69%
Kyowa Exeo Corp. (Japan)                                                  300,000     3,084      .69

LEISURE EQUIPMENT & PRODUCTS  -  0.66%
Pinnacle Systems, Inc. (USA) /1/                                          400,000     2,950      .66

HOUSEHOLD DURABLES  -  0.54%
Fisher & Paykel Industries Ltd. (New Zealand)                             650,000     2,293      .51
Metromedia International Group, Inc. (USA)/1/                              40,000       104      .03

PHARMACEUTICALS  -  0.51%
Medicis Pharmaceutical Corp.,Class A (USA)/1/                              20,000     1,182      .27
Pharmacyclics, Inc. (USA) /1/                                              20,000       685      .15
Inspire Pharmaceuticals, Inc. (USA) /1/                                    16,000       417      .09

IT CONSULTING & SERVICES  -  0.50%
Aldata Solution Oyj (Finland) /1/                                         354,000     2,184      .49
Mogul.com Group AB (Sweden) /1/                                            33,800        44      .01

AUTO COMPONENTS  -  0.39%
Midas, Inc. (USA)                                                          98,700     1,178      .26
Ituran Group (Israel) /1/                                                  26,500       348      .08
Toyoda Machine Works, Ltd. (Japan)                                         43,000       231      .05

MARINE  -  0.37%
SembCorp Logistics Ltd. (Singapore)/1/                                    300,000     1,662      .37

INDUSTRIAL CONGLOMERATES  -  0.34%
African Lakes Corp. PLC                                                 2,100,000     1,035      .23
 (United Kingdom) /1/
China Merchants Holdings Co., Ltd.                                        689,000       499      .11
 (Hong Kong)

TRANSPORTATION INFRASTRUCTURE - 0.30%
Zhejiang Expressway Co. Ltd., Class H                                   7,000,000     1,113      .25
 (Peoples Republic of China)
International Container Terminal Services,                             14,500,000       227      .05
 Inc. (Philippines) /1/

FOOD PRODUCTS  -  0.29%
PT Indofood Sukses Makmur Tbk(Indonesia)/1/                            11,500,000       926      .20
Geest PLC (United Kingdom)                                                 45,000       346      .08
Futuris Corp. Ltd. (Australia)                                             29,203        29      .01

TEXTILES & APPAREL  -  0.22%
Li & Fung Ltd. (Hong Kong -                                               400,000       728      .16
 Incorporated in Bermuda)
EUROBIKE AG (Germany)                                                      40,000       270      .06

ROAD & RAIL  -  0.21%
Sixt AG, nonvoting (Germany)                                              100,000       930      .21

PAPER & FOREST PRODUCTS  -  0.18%
Sumitomo Forestry Co., Ltd. (Japan)                                       115,000       807      .18

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%
Glocalnet AB (Sweden) /1/ /2/                                             800,000       313      .07
Highpoint Telecommunications Inc.                                         510,000       276      .06
 (Canada) /1/
Global Light Telecommunications Inc.                                       40,000       174      .04
 (Canada) /1/ /3/
Flashcom, Inc., convertible preferred,                                     38,052        20
 Series B (USA) /1/ /2/ /3/
Flashcom, Inc., warrants /1/ /2/ /3/                                            1                .00

BANKS  -  0.13%
KorAm Bank (South Korea) /1/                                              140,000       563      .13

AIR FREIGHT & COURIERS  -  0.10%
Keppel Telecommunications & Transportation                                675,000       460      .10
 Ltd. (Singapore) /1/

DISTRIBUTORS  -  0.09%
MEDION AG (Germany)                                                         2,800       279      .06
Dickson Concepts (International) Ltd.                                     310,000       112      .03
 (Hong Kong - Incorporated in Bermuda)

AUTOMOBILES  -  0.05%
Mahindra & Mahindra Ltd. (GDR)(India)                                      70,000       213      .05

MISCELLANEOUS - 4.97%
Other stocks in initial period of acquistion                                         22,224     4.97

TOTAL STOCKS  (cost: $441,144,000)                                                  396,585    88.61

CONVERTIBLE DEBENTURES
OIL & GAS  -  0.30%
Sibir Energy PLC 15.00% 2002 (United Kingdom)                             650,000     1,359      .30

TOTAL CONVERTIBLE DEBENTURES (cost: $986,000)                                         1,359      .30

TOTAL EQUITY SECURITIES (cost: $442,130,000)                                        397,944    88.91



SHORT-TERM SECURITIES
                                                                       Principal
                                                                          Amount
CORPORATE SHORT-TERM NOTES -  9.27%                                         (000)
UBS Finance (Delaware) Inc. 6.60%                                          11,100    11,078     2.47
 due 1/2-1/16/01
Alcatel SA 6.55% due 1/22/01 /2/                                            5,300     5,279     1.18
SBC Communications Inc. 6.55%                                               5,200     5,184     1.16
 due 1/17/01 /2/
Monte Rosa Capital Corporation 6.55%                                        5,200     5,170     1.16
 due 2/1/01 /2/
Ciesco LP 6.60% due 1/4/01                                                  4,400     4,397      .98
Toyota Motor Credit Corp. 6.60%                                             4,300     4,287      .96
 due 1/16/01 /2/
Rio Tinto America, Inc. 6.60%                                               3,100     3,093      .69
 due 1/12/01 /2/
Commerzbank U.S. Finance, Inc.                                              3,000     2,997      .67
 6.65% due 1/5/01

FEDERAL AGENCY DISCOUNT NOTES -  2.02%
Fannie Mae 6.34% due 2/6/01                                                 9,100     9,041     2.02

NON-U.S. CURRENCY  -  0.02%
New Taiwanese Dollar                                                   NT$ 3,413        103      .02

TOTAL SHORT TERM SECURITIES (cost: $50,635,000)                                      50,629    11.31

TOTAL INVESTMENT SECURITIES (cost: $492,765,000)                                    448,573   100.22
Excess of payables over cash and receivables                                            992      .22

NET ASSETS                                                                         $447,581 100.00%



/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements
[end table]

[begin table]
Equity securities appearing in portfolio since
 June 30, 2000

About.com
Alterian
American Physicians Capital
Annuity and Life Re (Holdings)
Atlantic Coast Airlines Holdings
bebe stores
Broadbase Software
California Pizza Kitchen
China Merchants Holdings
Claims Direct
CNET Networks
Cumulus Media
Digital Electronics
DoubleClick
DSP Group
eCollege.com
ERG
EXE Technologies
F.A.M.E. Film & Music Entertainment
Finlay Enterprises
First Quantum Minerals
Forbes Medi-Tech
GLOBE TELECOM
GoTo.com
Hana Microelectronics
HighWave Optical Technologies
Hoganas
Inspire Pharmaceuticals
Integra
InterTrust Technologies
Keppel Telecommunications & Transportation
LookSmart
Mcsi
MemberWorks
Mercury Computer Systems
Metalink
Moshi Moshi Hotline
Mycal Card
NBC Internet
NH Hoteles
Nobel Biocare AB
O2Micro International
Orient-Express Hotels
Payless ShoeSource
Pinnacle Systems
QuickLogic
SembCorp Logistics
Sextant Entertainment Group
Sibir Energy
SMG
SportsLine.com
Sumitomo Forestry
Tele Leste Celular Participacoes
Thistle Mining
Ticketmaster Online-City Search
Triad Hospitals
Tullow Oil
Vastera
W.R. Berkley
Zale
Zenith National Insurance


Equity securities eliminated from
 the portfolio since June 30, 2000

Acer Laboratories
Alloy OnLine
American Eagle Outfitters
Ando Electric
Apex
Canadian Satellite Communications
CGX Energy
Computer Engineering & Consulting
Cypress Communications
Data Communications System
Elcor
Exchange Applications
FirstCom
Fujitsu Devices
GTR Group
Honda Tsushin Kogyo
Imax
Industrial Finance Corp. of Thailand
Ionics
JIT Holdings
Kokusai Electric
Komatsu Electronic Metals
Lands'End
Lasertec
Laurentian Bank of Canada
Metron Technology
MICROS Systems
National Computer Systems
NatSteel Electronics
Nippon Kanzai
Ohio Casualty
Paltek
Picvue Electronics
Power Integrations
Rogers Cantel Mobile Communications
Sapiens International
Seminis
Simeon Wines
Source Information Management
Unicap Electronics Industrial
Whitehall Jewellers
Women First HealthCare
Zuken
[end table]


American Funds Insurance Series Growth Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Equity Securities                                                  88.16%
Cash & Equivalents                                                 11.84%
[end pie chart]

[begin table]
                                                              Percent of
Largest Individual Equity Securities                          Net Assets
Viacom                                                              4.62%
Time Warner                                                          2.84
Texas Instruments                                                    2.71
Pfizer                                                               2.69
Berkshire Hathaway                                                   2.53
PeopleSoft                                                           2.26
American International Group                                         2.11
PMC-Sierra                                                           2.07
Fannie Mae                                                           1.78
Comcast                                                              1.51
[end table]

[begin chart]
                                                                                Market  Percent
                                                               Number of         Value   of Net
EQUITY SECURITIES                                                 Shares          (000)  Assets
  (common and preferred stocks)


MEDIA  -  16.25%
Viacom Inc., Class B /1/                                        9,038,629     $422,556
Viacom Inc., Class A /1/                                          878,400        41,285     4.62
Time Warner Inc.                                                5,455,150       284,977     2.84
Comcast Corp., Class A, special stock /1/                       3,618,300       151,064     1.51
Clear Channel Communications, Inc. /1/                          2,950,000       142,891     1.42
USA Networks, Inc. /1/                                          6,700,000       130,231     1.30
News Corp. Ltd., preferred (ADR) (Australia)                    2,695,700        78,344
News Corp. Ltd. (ADR)                                           1,270,000        40,957     1.19
Walt Disney Co.                                                 3,875,000       112,133     1.12
Fox Entertainment Group, Inc., Class A  /1/                     3,450,000        61,669      .61
UnitedGlobalCom, Inc., Class A  /1/                             2,830,500        38,566      .38
BHC Communications, Inc., Class A  /1/                            286,189        36,990      .37
United Pan-Europe Communications NV                             2,076,000        21,209      .21
 (Netherlands)  /1/
AT&T Corp. Liberty Media Group,                                 1,350,000        18,309      .18
 Class A /1/
Infinity Broadcasting Corp.,                                      521,000        14,555      .15
 Class A  /1/
PRIMEDIA Inc.  /1/                                              1,022,900        12,211      .12
Cox Communications, Inc., Class A /1/                             251,900        11,729      .12
Cablevision Systems Corp., Class A /1/                            125,700        10,677      .11

SEMICONDUCTOR EQUIPMENT &
 PRODUCTS - 12.62%
Texas Instruments Inc.                                          5,739,000       271,885     2.71
PMC-Sierra, Inc.  /1/                                           2,641,000       207,649     2.07
Analog Devices, Inc.  /1/                                       2,233,332       114,319     1.14
Linear Technology Corp.                                         2,196,400       101,583     1.01
Micron Technology, Inc.  /1/                                    2,465,000        87,507      .87
Microchip Technology Inc.  /1/                                  3,800,000        83,362      .83
KLA - Tencor Corp.  /1/                                         1,924,000        64,815      .65
Applied Micro Circuits Corp.  /1/                                 857,100        64,323      .64
Applied Materials, Inc.  /1/                                    1,644,000        62,780      .63
LSI Logic Corp.  /1/                                            2,500,000        42,725      .43
Taiwan Semiconductor Manufacturing                             15,010,000        36,084
 Co. Ltd. (Taiwan)  /1/
Taiwan Semiconductor Manufacturing                                250,000         4,312      .40
 Co. Ltd. (ADR)  /1/
Altera Corp.  /1/                                                 970,000        25,523      .25
Maxim Integrated Products, Inc. /1/                               450,000        21,516      .21
Adaptec, Inc.  /1/                                              1,836,000        18,819      .19
Teradyne, Inc. /1/                                                425,000        15,831      .16
Intel Corp.                                                       400,000        12,025      .12
Vitesse Semiconductor Corp.  /1/                                  130,000         7,191      .07
RF Micro Devices, Inc.  /1/                                       250,000         6,859      .07
Micrel, Inc.  /1/                                                 115,000         3,874      .04
Exar Corp.  /1/                                                   114,000         3,532      .03
SDL, Inc.  /1/                                                     21,000         3,112      .03
Semtech Corp.  /1/                                                125,000         2,758      .03
Broadcom Corp., Class A  /1/                                       25,000         2,100      .02
Conexant Systems, Inc.  /1/                                       120,000         1,845      .02

PHARMACEUTICALS  -  7.51%
Pfizer Inc                                                      5,862,500       269,675     2.69
American Home Products Corp.                                    2,208,000       140,318     1.40
AstraZeneca PLC (United Kingdom)                                2,250,000       113,132     1.13
Pharmacia Corp.                                                 1,760,487       107,390     1.07
Bristol-Myers Squibb Co.                                          780,000        57,671      .57
Forest Laboratories, Inc.  /1/                                    342,000        45,443      .45
IVAX Corp.  /1/                                                   212,000         8,120      .08
ALZA Corp.  /1/                                                   144,000         6,120      .06
Guilford Pharmaceuticals, Inc./1/                                 200,000         3,600      .04
Immunex Corp.  /1/                                                 46,000         1,869      .02

INSURANCE  -  7.23%
Berkshire Hathaway Inc., Class A /1/                                3,575       253,825     2.53
American International Group, Inc.                              2,150,000       211,909     2.11
Marsh & McLennan Companies, Inc.                                  896,800       104,926     1.05
Progressive Corp.                                                 700,000        72,537      .72
XL Capital Ltd., Class A (Bermuda)                                744,900        65,086      .65
MGIC Investment Corp.                                             250,000        16,859      .17

SOFTWARE  -  5.45%
PeopleSoft, Inc.  /1/                                           6,100,828       226,875     2.26
Cadence Design Systems, Inc.  /1/                               3,500,000        96,250      .96
Microsoft Corp.  /1/                                            1,315,000        57,038      .57
Oracle Corp.  /1/                                               1,742,100        50,630      .51
Intuit Inc.  /1/                                                  894,000        35,257      .35
Computer Associates International, Inc.                         1,300,000        25,350      .25
Mentor Graphics Corp.  /1/                                        800,000        21,950      .22
Autodesk, Inc.                                                    400,000        10,775      .11
Broadbase Software, Inc.  /1/                                   1,000,000         6,250      .06
Micromuse Inc.  /1/                                                88,000         5,312      .05
BEA Systems, Inc.  /1/                                             75,000         5,048      .05
Asera, Inc., convertible preferred,                               511,776         2,559      .03
 Series C /1/,/2/,/3/
TIBCO Software Inc.  /1/                                           44,000         2,109      .02
i2 Technologies, Inc.  /1/                                         19,000         1,033      .01

COMMUNICATIONS EQUIPMENT  -  4.40%
Corning Inc.                                                    2,069,400       109,290     1.09
Nokia Corp., Class A (ADR) (Finland)                            2,238,000        97,353      .97
Telefonaktiebolaget LM Ericsson,                                4,918,000        55,020
 Class B (ADR) (Sweden)
Telefonaktiebolaget LM Ericsson,                                  390,000         4,444      .59
 Class B
Juniper Networks, Inc.  /1/                                       425,200        53,602      .54
Nortel Networks Corp. (Canada)                                    770,000        24,688      .25
Motorola, Inc.                                                  1,035,000        20,959      .21
JDS Uniphase Corp.  /1/                                           500,000        20,844      .21
Redback Networks Inc.  /1/                                        475,000        19,475      .19
3Com Corp.  /1/                                                 1,455,000        12,367      .12
Cisco Systems, Inc.  /1/                                          128,000         4,896      .05
ONI Systems Corp.  /1/                                            123,100         4,870      .05
CIENA Corp.  /1/                                                   45,000         3,656      .04
Nexsi Corp., convertible preferred,                               405,997         3,301      .03
 Series C  /1/,/2/,/3/
Extreme Networks, Inc.  /1/                                        75,000         2,934      .03
Corvis Corp.  /1/                                                  96,000         2,286      .02
ANTEC Corp.  /1/                                                  150,000         1,186      .01

DIVERSIFIED FINANCIALS  -  3.34%
Fannie Mae                                                      2,062,000       178,878     1.78
Capital One Financial Corp.                                       950,600        62,561      .63
Household International, Inc.                                     748,000        41,140      .41
Providian Financial Corp.                                         644,000        37,030      .37
Freddie Mac                                                       148,000        10,193      .10
State Street Corp.                                                 40,000         4,968      .05

HEALTH CARE PROVIDERS & SERVICES - 3.28%
Cardinal Health, Inc.                                           1,500,000       149,438     1.49
HCA - The Healthcare Co.                                        2,800,000       123,228     1.23
Universal Health Services, Inc.,                                  500,000        55,875      .56
 Class B  /1/

INTERNET SOFTWARE & SERVICES - 2.94%
Yahoo  Inc.  /1/                                                4,681,800       140,747     1.40
Terra Networks,SA (ADR)(Spain)/1/                               2,919,700        30,839      .31
Tumbleweed Communications Corp./1/                              1,380,000        23,611      .24
Homestore.com, Inc.  /1/                                        1,156,900        23,283      .23
Vignette Corp.  /1/                                               847,400        15,253      .15
CNET Networks, Inc.  /1/                                          910,000        14,560      .14
Genuity Inc., Class A  /1/                                      2,750,000        13,922      .14
Digex, Inc., Class A  /1/                                         535,000        12,038      .12
Ariba, Inc.  /1/                                                  110,000         5,899      .06
VeriSign, Inc.  /1/                                                72,000         5,342      .05
Exodus Communications, Inc.  /1/                                  240,000         4,800      .05
CMGI, Inc.  /1/                                                   500,000         2,797      .03
Walt Disney Internet Group                                        341,205         1,471      .01
 (formerly GO.com)  /1/
iXL Enterprises, Inc.  /1/                                        800,000           800      .01

COMMERCIAL SERVICES & SUPPLIES - 2.38%
Sabre Holdings Corp., Class A  /1/                              1,593,917        68,738      .68
Cendant Corp.  /1/                                              5,634,500        54,232      .54
Allied Waste Industries, Inc.  /1/                              2,950,000        42,959      .43
Waste Management, Inc.                                          1,200,000        33,300      .33
Robert Half International Inc. /1/                                800,000        21,200      .21
Avery Dennison Corp.                                              251,400        13,796      .14
Concord EFS, Inc.  /1/                                            110,000         4,833      .05

HOTELS, RESTAURANTS & LEISURE - 2.33%
Starbucks Corp.  /1/                                            2,950,000       130,538     1.30
Carnival Corp.                                                  3,358,000       103,468     1.03

BIOTECHNOLOGY  -  2.11%
Millennium Pharmaceuticals, Inc. /1/                            1,200,000        74,250      .74
Sepracor Inc.  /1/                                                604,800        48,460      .48
MedImmune, Inc.  /1/                                              645,000        30,758      .31
Genentech, Inc.  /1/                                              247,600        20,179      .20
IDEC Pharmaceuticals Corp.  /1/                                    79,800        15,127      .15
Biogen, Inc.  /1/                                                 166,700        10,012      .10
Applera Corp. - Celera Genomics Group                             101,200         3,637      .04
 (formerly Celera Genomics Group) /1/
Abgenix, Inc., PIPES  /1/,/2/,/3/                                  70,000         3,514      .04
Medarex, Inc.  /1/                                                 82,000         3,342      .03
ImClone Systems Inc.  /1/                                          50,000         2,200      .02

AIRLINES  -  2.00%
Southwest Airlines Co.                                          4,464,962       149,710     1.49
AMR Corp.  /1/                                                  1,100,000        43,106      .43
Delta Air Lines, Inc.                                             150,000         7,528      .08

OIL & GAS  -  1.96%
EOG Resources, Inc.                                             1,200,000        65,625      .65
Pogo Producing Co.                                              1,599,300        49,778      .50
Murphy Oil Corp.                                                  609,700        36,849      .37
Ivanhoe Energy Inc., units (Canada)                             4,500,000        20,706      .21
  /1/,/2/,/3/
Enterprise Oil PLC (United Kingdom)                             1,700,000        14,398      .14
Coastal Corp.                                                      53,000         4,681      .05
Anadarko Petroleum Corp.                                           34,000         2,417      .02
Devon Energy Corp.                                                 37,000         2,256      .02

ELECTRONIC EQUIPMENT &
 INSTRUMENTS  -  1.93%
Solectron Corp.  /1/                                            4,384,000       148,618     1.48
SCI Systems, Inc. /1/                                           1,093,052        28,829      .29
Flextronics International Ltd./1/                                 250,000         7,125      .07
Sanmina Corp.  /1/                                                 70,000         5,364      .05
Jabil Circuit, Inc.  /1/                                          140,000         3,553      .04

HEALTH CARE EQUIPMENT & SUPPLIES - 1.40%

Applera Corp.- Applied Biosystems Group                         1,036,600        97,505      .97
 (formerly PE Biosystems Group)
Inhale Therapeutics Systems, Inc./1/,/2/                          400,000        20,200      .20
Guidant Corp.  /1/                                                307,400        16,580      .17
Novoste Corp.  /1/                                                217,500         5,981      .06

INDUSTRIAL CONGLOMERATES  -  1.20%
Minnesota Mining and Manufacturing Co.                          1,000,000       120,500     1.20

BANKS  -  1.18%
Charter One Financial, Inc.                                     1,155,000        33,351      .33
Wells Fargo & Co.                                                 500,000        27,844      .28
Bank of America Corp.                                             520,000        23,855      .24
M&T Bank Corp.                                                    250,000        17,000      .17
BANK ONE CORP.                                                    180,000         6,592      .07
PNC Financial Services Group, Inc.                                 90,000         6,576      .06
Washington Mutual, Inc.                                            61,200         3,247      .03

BEVERAGES  -  1.02%
Coca-Cola Co.                                                   1,012,000        61,669      .61
Coca-Cola West Japan Co. Ltd. (Japan)                             880,000        20,983      .21
PepsiCo, Inc.                                                     400,000        19,825      .20

AIR FREIGHT & COURIERS  -  0.81%
FedEx Corp.  /1/                                                1,400,000        55,944      .56
United Parcel Service, Inc., Class B                              436,200        25,654      .25

SPECIALTY RETAIL  -  0.79%
Lowe's Companies, Inc.                                          1,109,000        49,351      .49
Limited Inc.                                                    1,100,000        18,769      .19
Sunglass Hut International, Inc./1/,(4)                         2,203,000        11,290      .11

COMPUTERS & PERIPHERALS  -  0.60%
Quantum Corp.-DLT & Storage Systems/1/                          1,500,000        19,969
Quantum Corp. - Hard Disk Drive /1/                             1,000,000         8,000      .28
Lexmark International, Inc.,Class A/1/                            581,400        25,763      .26
Storage Technology Corp.  /1/                                     500,000         4,500      .04
Compaq Computer Corp.                                             125,000         1,881      .02

WIRELESS TELECOMMUNICATION
 SERVICES - 0.54%
Crown Castle International Corp. /1/                            1,988,400        53,811      .54

TOBACCO  -  0.50%
Philip Morris Companies Inc.                                    1,140,000        50,160      .50

DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  0.42%
CoreExpress, Inc., convertible preferred,                       1,861,446        23,000      .23
 Series C /1/,/2/,/3/
WorldCom, Inc. (formerly MCI                                    1,000,000        14,063      .14
 WorldCom, Inc.)  /1/
Equinix, Inc. /1/,/2/,/3/                                       1,315,649         4,893      .05

CONTAINERS & PACKAGING - 0.40%
Sealed Air Corp.  /1/                                           1,300,000        39,650      .40

CHEMICALS  -  0.32%
Valspar Corp.                                                     666,100        21,435      .22
Air Products and Chemicals, Inc.                                  250,000        10,250      .10

PERSONAL PRODUCTS  -  0.29%
Gillette Co.                                                      800,000        28,900      .29

MULTILINE RETAIL  -  0.26%
Consolidated Stores Corp.  /1/                                  1,233,200        13,103      .13
Target Corp.                                                      160,000         5,160      .05
May Department Stores Co.                                         125,000         4,094      .04
Federated Department Stores, Inc./1/                              115,000         4,025      .04

ENERGY EQUIPMENT & SERVICES  -  0.24%
Schlumberger Ltd. (Netherlands Antilles)                          150,000        11,991      .12
Nabors Industries, Inc.  /1/                                       90,000         5,324      .05
Baker Hughes Inc.                                                 113,000         4,697      .05
Tidewater Inc.                                                     56,000         2,485      .02

MULTI-UTILITIES  -  0.22%
Questar Corp.                                                     750,000        22,547      .22

FOOD PRODUCTS  -  0.18%
Dole Food Co., Inc.                                               750,000        12,281      .12
Keebler Foods Co.                                                 146,800         6,083      .06

IT CONSULTING & SERVICES - 0.18%
Acxiom Corp.  /1/                                                 331,000        12,888      .13
Check Point Software Technologies                                  40,000         5,342      .05
 Ltd. (Israel)  /1/
SAVVIS Communications Corp. /1/                                   131,500           115      .00

AEROSPACE & DEFENSE - 0.12%
Boeing Co.                                                         70,000         4,620      .04
Lockheed Martin Corp.                                             120,000         4,074      .04
Northrop Grumman Corp.                                             45,000         3,735      .04

MACHINERY  -  0.12%
Deere & Co.                                                       165,000         7,559      .08
Parker Hannifin Corp.                                             100,000         4,412      .04

ELECTRIC UTILITIES  -  0.08%
Southern Energy, Inc.  /1/                                        278,000         7,871      .08

INTERNET & CATALOG RETAIL - 0.05%
X.com Corp., convertible preferred,                             1,872,727         5,150      .05
 Series C /1/,/2/,/3/

GAS UTILITIES  -  0.05%
El Paso Energy Corp.                                               65,000         4,656      .05

PAPER & FOREST PRODUCTS - 0.04%
International Paper Co.                                           110,000         4,489      .04

FOOD & DRUG RETAILING  - 0.03%
Walgreen Co.                                                       75,000         3,136      .03

ROAD & RAIL  -  0.03%
Wisconsin Central Transportation Corp./1/                         200,000         3,012      .03

MISCELLANEOUS - 1.36%
Other equity securities in initial period                                       136,813     1.36
 of acquisition

TOTAL EQUITY SECURITIES                                                       8,845,181    88.16
 (cost: $6,409,289,000)




                                                               Principal        Market  Percent
                                                                  Amount         Value   of Net
SHORT-TERM SECURITIES                                               (000)         (000)  Assets


CORPORATE SHORT-TERM NOTES  -  9.17%
Park Avenue Receivables Corp. 6.40%-6.60%                          74,679        74,348      .74
 due 1/10-2/12/01 /2/
International Lease Finance Corp. 6.49%-6.51%                      70,000        69,788      .70
 due 1/11-1/19/01
General Motors Acceptance Corp. 6.52%-6.56%                        56,300        56,187      .56
 due 1/5-1/25/01
Preferred Receivables Funding Corp.                                56,050        55,770      .55
  6.45%-6.66% due 1/8-2/8/01 /2/
General Electric Capital Services, Inc.                            55,000        54,787      .55
  6.52%-6.53% due 1/18-1/23/01
Verizon Network Funding Corp. 6.43%-6.53%                          50,600        50,339      .50
 due 1/17-2/22/01
USAA Capital Corp. 6.48%-6.52%                                     49,600        49,440      .49
 due 1/3-2/2/01
SBC Communications Inc. 6.45%-6.46%                                49,100        48,894      .49
 due 1/22-2/2/01 /2/
Corporate Asset Funding Co. Inc.                                   49,000        48,873      .49
 6.55%-6.57% due 1/12-1/17/01 /2/
Gillette Co. 6.50% due 1/11-1/12/01 /2/                            47,900        47,798      .48
Gannett Co., Inc. 6.51%-6.53% due                                  46,900        46,762      .47
 1/12-1/26/01 /2/
Household Finance Corp. 6.51% due 1/17/01                          40,000        39,877      .40
Halliburton Co.:
 6.45% due 2/28/01 /2/                                             30,200        29,871
 6.49% due 1/24/01                                                  6,700         6,671      .36
E.I. du Pont de Nemours and Co. 6.51%                              35,500        35,442      .35
 due 1/9/01
Alcoa Inc. 6.35%-6.50% due 1/24-2/23/01                            33,000        32,753      .33
Bank of America Corp. 6.44%-6.52% due                              31,500        31,302      .31
 1/16-2/13/01
Bellsouth Capital Funding Corp. 6.55%                              28,500        28,453      .28
 due 1/9/01 /2/
A.I. Credit Corp. 6.49%-6.53%                                      28,200        28,086      .28
 due 1/19-1/26/01
Equilon Enterprises, LLC 6.53%-6.54%                               27,200        27,130      .27
 due 1/11-1/18/01
Coca-Cola Co. 6.49% due 1/19/01                                    25,000        24,914      .25
CIT Group, Inc. 6.53% due 1/9/01                                   22,300        22,263      .22
Merck & Co., Inc. 6.50% due 1/31/01                                10,000         9,944      .10

FEDERAL AGENCY DISCOUNT NOTES - 3.03%
Freddie Mac 6.25%-6.465% due 1/2-2/13/01                          139,130       138,741     1.38
Fannie Mae 6.11%-6.45% due 1/4-3/29/01                            126,000       125,175     1.25
USA Education, Inc. 6.264% due 4/19/01(5)                          25,000        24,997      .25
Federal Home Loan Banks 6.26%-6.40%                                15,500        15,392      .15
 due 2/2-3/12/01

NON-U.S. CURRENCY - 0.04%
New Taiwanese Dollar                                          NT$119,668          3,619      .04

TOTAL SHORT-TERM SECURITIES                                                   1,227,616    12.24
 (cost: $1,227,636,000)

TOTAL INVESTMENT SECURITIES                                                  10,072,797   100.40
 (cost:$7,636,925,000)
Excess of payables over cash and receivables                                     40,253      .40
NET ASSETS                                                                  $10,032,544   100.00


/1/ Non-income-producing security.
/2/ Purchased in a private placement
    transaction; resale to the public may
    require registration or sale
    only to qualified institutional buyers.
/3/ Valued under procedures established by
    the Board of Trustees.
/4/ The fund owns 5.48% of the outstanding voting securities of Sunglass Hut
    International and thus is considered
    an affiliate as defined in the Investment
    Company Act of 1940.
/5/ Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

Abgenix
Acxiom
ALZA
Anadarko Petroleum
Bank of America
BANK ONE
Biogen
Boeing
Broadbase Software
Broadcom
Cablevision Systems
Check Point Software Technologies
CIENA
CMGI
CNET Networks
Coastal
Conexant Systems
Corvis
Cox Communications
Deere
Devon Energy
El Paso Energy
Exar
Federated Department Stores
Genuity
Homestore.com
IDEC Pharmaceuticals
International Paper
Intuit
Ivanhoe Energy
IVAX
Lockheed Martin
May Department Stores
Minnesota Mining and Manufacturing
Nabors Industries
Nexsi
Northrop Grumman
ONI Systems
Parker Hannifin
PNC Financial Services Group
RF Micro Devices
Semtech
Southern Energy
State Street
Target
Terra Networks
Tidewater
Tumbleweed Communications
United Pan-Europe Communications
Walgreen
Yahoo!


Equity securities eliminated from the portfolio since June 30, 2000

Alcatel
AMFM
Aon
Cypress Semiconductor
Dell Computer
FleetBoston Financial
Fujitsu
Gateway
Hasbro
InterNAP Network Services
Internet Capital Group
NEC
Nextel Communications
NTT DoCoMo
Omnicare
Paging Network
Paychex
Portal Software
Quintiles Transnational
Rhythms NetConnections
Sakura Bank
Seagate Technology
Sprint PCS Group
Sycamore Networks
Talisman Energy
TOTAL FINA
VERITAS Software
WellPoint Health Networks

American Variable Insurance Series International Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Europe                                                                        43.75%
Asia/Pacific Rim                                                              29.56%
The Americas                                                                   8.77%
Other Countries                                                                5.27%
Cash & Equivalents                                                            12.65%
[end pie chart]

[begin table]
LARGEST INDIVIDUAL EQUITY SECURITIES
Check Point Software Technologies                                             3.87%
Telefonos de Mexico                                                           2.80%
AstraZeneca                                                                   2.52%
Vodafone Group                                                                2.28%
Ericsson                                                                      1.76%
Nokia                                                                         1.71%
Nippon Electric Glass                                                         1.69%
Rohm                                                                          1.61%
Shionogi                                                                      1.50%
Mediaset                                                                      1.48%
[end table]



[begin chart]
                                                                                          Market  Percent
                                                                          Number of        Value   of Net
STOCKS (common and preferred)                                                Shares         (000)  Assets

MEDIA  -  14.19%
Mediaset SpA (Italy)                                                       4,100,000    $  49,252   1.48%
KirchMedia GmbH & Co. KGaA (Germany)/1//2//3/                                675,511       27,810      .83
United Pan-Europe Communications NV                                        2,642,000       26,992      .81
 (Netherlands)/1/
Television Broadcasts Ltd. (Hong Kong)                                     4,330,000       22,763      .68
SET Satellite (Singapore) Pte Ltd.                                           645,000       21,532      .65
 (Singapore)/1/ /2//3/
Promotora de Informaciones, SA (Spain)/1/                                  1,143,000       18,890      .57
Fuji Television Network Inc. (Japan)                                           2,568       17,822      .54
Tokyo Broadcasting System, Inc. (Japan)                                      600,000       17,681      .53
Metropole Television (France)                                                469,137       17,599      .53
Publishing & Broadcasting Ltd. (Australia)                                 2,350,000       17,069      .51
Television Francaise 1 SA (France)                                           300,000       16,198      .49
Grupo Televisa, SA (ADR) (Mexico)/1/                                         360,000       16,177      .49
Telewest Communications PLC (United Kingdom)/1/                           10,200,000       15,731      .47
ProSieben SAT.1 Media AG (formerly ProSieben                                 511,856       15,236      .46
 Media AG) (Germany)/1/
Nippon Television Network Corp. (Japan)                                       42,000       14,171      .43
News Corp. Ltd. (ADR) (Australia)                                            362,000       11,674
News Corp. Ltd., preferred                                                   202,283        1,441      .39
Sogecable, SA (Spain)/1/                                                     660,100       13,017      .39
MIH Ltd., Class A (South Africa)/1/                                          985,000       12,805      .38
Modern Times Group MTG AB, Class B (ADR) (Sweden)/1/                          61,000        7,656
Modern Times Group MTG AB, Class A/1/                                        101,600        2,569      .31
Metro International SA, Class A (Sweden)/1/                                  893,100        6,708
Metro International SA, Class B/1/                                           403,500        3,440      .30
SET India Ltd. (India)/1/ /2/ /3/                                             32,200       10,087      .30
ABS-CBN Holdings Corp. (PDR) (Philippines)                                10,000,000        9,820      .29
Axel Springer Verlag AG (Germany)/1/                                         100,000        9,766      .29
Fox Kids Europe NV (Netherlands)/1/                                          820,000        9,586      .29
Kirch Pay TV GmbH & Co. KGaA (Germany)/1/ /2/ /3/                            239,788        9,193      .28
StudioCanal (France)/1/                                                      900,000        8,789      .26
Schibsted ASA (Norway)                                                       700,000        8,636      .26
Granada Media PLC (United Kingdom)/1/                                      1,300,000        8,253      .25
EM.TV & Merchandising AG (Germany)                                         1,014,800        5,594
EM.TV & Merchandising AG/1/                                                   70,200          387      .18
Recoletos Cia. Editorial SA (Spain)/1/                                       720,000        5,064      .15
Austar United Communications Ltd. (Australia)/1/                           4,030,855        4,847      .15
SBS Broadcasting SA (Luxembourg)/1/                                          158,800        4,159      .12
Caltagirone Editore SpA (Italy)/1/                                           262,125        2,875      .09
Benpres Holdings Corp. (GDR) (Philippines) /1//2/                            771,100          771      .02
Primedia Ltd., units (South Africa)                                          391,631          337
Primedia Ltd., units, Class N                                                179,635          131      .01
CANAL+ (France)                                                              119,072          427      .01



PHARMACEUTICALS  -  8.20%
AstraZeneca PLC (United Kingdom)                                           1,677,054       83,798     2.52
Shionogi & Co., Ltd. (Japan)                                               2,464,000       50,053     1.50
Aventis SA (France)                                                          422,000       37,050     1.11
Elan Corp., PLC (ADR) (Ireland)/1/                                           682,800       31,964      .96
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                     796,000       26,233      .79
CSL Ltd. (Australia)                                                       1,165,206       25,337      .76
Novo Nordisk A/S, Class B (Denmark)                                           85,500       15,344      .46
Shire Pharmaceuticals Group PLC (United                                      179,800        2,833
 Kingdom)/1/
Shire Pharmaceuticals Group PLC (ADR)/1/                                      11,000          507      .10




DIVERSIFIED TELECOMMUNICATION SERVICES - 6.33%
Telefonos de Mexico, SA de CV, Class L                                     2,064,000       93,138     2.80
 (ADR) (Mexico)
Telecom Italia SpA, nonconvertible                                         5,041,500       30,174
 savings (Italy)
Telecom Italia SpA                                                           345,000        3,828     1.02
Korea Telecom Corp. (ADR) (South Korea)                                      467,900       14,505      .44
DDI Corp. (Japan)                                                              2,669       12,821      .38
Telefonica, SA (Spain)/1/                                                    499,640        8,257      .25
Cable & Wireless Optus Ltd. (Australia)/1/                                 3,700,000        7,662      .23
Bayan Telecommunications Holdings Corp.,                                         150        7,094
 convertible preferred (Philippines) /2/ /3/
Bayan Telecommunications Holdings Corp.,                                      43,010           43
 Class A/1/ /2/ /3/
Bayan Telecommunications Holdings Corp.,                                      14,199           14      .21
 Class B/1/ /2/ /3/
Videsh Sanchar Nigam Ltd. (ADR) (India) /2/                                  555,426        6,943      .21
Deutsche Telekom AG (Germany)                                                215,100        6,484      .19
Nippon Telegraph and Telephone Corp. (Japan)                                     890        6,386      .19
Philippine Long Distance Telephone Co.                                       205,000        3,554
 (Philippines)
Philippine Long Distance Telephone Co. (ADR)                                 154,000        2,743      .19
British Telecommunications PLC (United Kingdom)                              600,300        5,129      .15
One.Tel Ltd. (Australia)                                                   7,500,000        1,921      .06
Cia. de Telecomunicaciones de Chile SA                                        26,170          345      .01
 (ADR) (Chile)



BANKS  -  6.13%
ABN AMRO Holding NV (Netherlands)                                          1,965,321       44,696     1.34
Mizuho Holdings, Inc. (formed by the merger of                                 4,890       30,184      .91
 Dai-Ichi Kangyo Bank, Fuji Bank, and
 Industrial Bank of Japan) (Japan)/1/
Sakura Bank, Ltd. (Japan)                                                  4,850,000       29,176      .88
Bank of Nova Scotia (Canada)                                                 975,000       28,102      .84
Hang Seng Bank Ltd. (Hong Kong)                                            1,350,000       18,175      .54
DBS Group Holdings Ltd. (Singapore)                                        1,489,200       16,848      .51
Lloyds TSB Group PLC (United Kingdom)                                      1,112,800       11,768      .35
Unibanco-Uniao de Bancos Brasileiros SA,                                     360,000       10,598      .32
 units (GDR) (Brazil)
Bank of Scotland (United Kingdom)                                            729,896        7,637      .23
Commonwealth Bank of Australia (Australia)                                   245,000        4,215      .13
Bangkok Bank PCL (Thailand)/1/                                             3,500,000        2,785      .08



WIRELESS TELECOMMUNICATION SERVICES - 4.90%
Vodafone Group PLC (formerly Vodafone AirTouch                            20,758,779       76,123     2.28
 PLC) (United Kingdom)
China Mobile (Hong Kong) Ltd. (ADR)                                        1,150,000       31,194      .94
 (People's Republic of China)/1/
Telecom Italia Mobile SpA (Italy)                                          3,312,800       26,457      .79
Egyptian Co. for Mobile Services (Egypt)/1/                                  660,000       12,877      .39
Sonae.com, SGPS, SA (Portugal)/1/                                          1,000,000        7,315      .22
Turkcell Iletisim Hizmetleri AS (Turkey)/1/                              200,000,000        6,270      .19
TELECEL - Comunicacoes Pessoais,                                             282,000        3,072      .09
 SA (Portugal)/1/



COMMUNICATIONS EQUIPMENT  -  4.02%
Telefonaktiebolaget LM Ericsson,                                           3,574,800       40,735
 Class B (Sweden)
Telefonaktiebolaget LM Ericsson,                                           1,600,000       17,900     1.76
 Class B (ADR)
Nokia Corp. (Finland)                                                      1,278,000       57,002     1.71
Nortel Networks Corp. (Canada)                                               350,000       11,222      .34
ADVA AG Optical Networking (Germany)/1/                                      120,000        6,930      .21
Metropolis Transactive Holdings Ltd.                                          58,765            2      .00
 (South Africa)/1/



IT CONSULTING & SERVICES  -  3.87%
Check Point Software Technologies Ltd.                                       965,000      128,888     3.87
 (Israel)/1/



SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.68%
Rohm Co., Ltd. (Japan)                                                       284,000       53,730     1.61
Taiwan Semiconductor Manufacturing Co. Ltd.                               14,305,680       34,391     1.03
 (Taiwan)/1/
Samsung Electronics Co., Ltd. (South Korea)                                  105,630       13,214      .40
ASM Lithography Holding NV (Netherlands)/1/                                  500,000       11,357      .34
Dialog Semiconductor PLC (United Kingdom)/1/                               1,052,108       10,077      .30



ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.54%
Samsung Electro-Mechanics Co., Ltd.                                        1,097,730       29,812      .89
 (South Korea)/1/
Murata Manufacturing Co., Ltd. (Japan)                                       211,000       24,650      .74
TDK Corp. (Japan)                                                            195,000       18,905      .57
Hon Hai Precision Industry Co.                                             3,121,000       15,855      .48
 Ltd. (Taiwan)
Hitachi, Ltd. (Japan)                                                      1,709,000       15,168      .46
Hirose Electric Co., Ltd. (Japan)                                            111,000       10,645      .32
Barco SA (Belgium)/1/                                                         34,700        2,603      .08



OIL & GAS  -  2.61%
Petroleo Brasileiro SA - Petrobras (ADR)                                   1,607,400       40,587     1.22
 (Brazil)/1/
"Shell" Transport and Trading Co., PLC                                       410,000       20,244
 (New York registered) (United  Kingdom)
"Shell" Transport and Trading Co., PLC                                       540,000        4,428      .74
ENI SpA (Italy)                                                            2,600,000       16,643      .50
Woodside Petroleum Ltd. (Australia)                                          600,000        4,926      .15



FOOD PRODUCTS  -  2.52%
Orkla AS, Class A (Norway)                                                 2,097,942       41,508     1.25
Nestle SA (Switzerland)                                                       11,752       27,465      .82
Groupe Danone (France)                                                       100,000       15,080      .45



HOUSEHOLD DURABLES  -  2.28%
Sony Corp. (Japan)                                                           590,200       40,650     1.22
Kudelski SA (Switzerland)/1/                                                  15,000       16,693      .50
Koninklijke Philips Electronics NV (Netherlands)                             291,000       10,662      .32
THOMSON multimedia (France)/1/                                               167,253        7,827      .24



COMMERCIAL SERVICES & SUPPLIES  -  2.25%
Adecco SA (Switzerland)                                                       56,000       35,316     1.06
Eniro AB (Sweden)/1/                                                       1,971,400       19,852      .59
Brambles Industries Ltd. (Australia)                                         810,682       18,955      .57
Rentokil Initial PLC (United Kingdom)                                        284,100          980      .03



BUILDING PRODUCTS  -  1.69%
Nippon Electric Glass Co., Ltd. (Japan)                                    3,000,000       56,364     1.69



INDUSTRIAL CONGLOMERATES  -  1.46%
Norsk Hydro AS (Norway)                                                    1,050,000       44,534
Norsk Hydro AS (ADR)                                                         100,000        4,206     1.46



AUTO COMPONENTS  -  1.28%
GKN PLC (United Kingdom)                                                   4,031,993       42,580     1.28



INTERNET SOFTWARE & SERVICES  -  1.28%
BCE Inc. (Canada)/1/                                                         575,000       16,919      .51
Geo Interactive Media Group Ltd. (Israel)/1/                                 900,000        9,343      .28
Intershop Communications AG (Germany)/1/                                     250,000        7,864      .24
Tiscali SpA (Italy)/1/                                                       170,000        2,887      .09
China.com Corp., Class A (Hong Kong)/1/                                      420,000        1,890      .06
United Internet AG (Germany)/1/                                              300,000        1,211      .04
Terra Lycos, SA (formerly Terra Networks,                                    105,908        1,154      .03
 SA) (Spain)/1/
Liberty Surf Group SA (France)/1/                                            159,222          925      .03



AUTOMOBILES  -  1.17%
Honda Motor Co., Ltd. (Japan)                                                561,000       20,836      .63
Suzuki Motor Corp. (Japan)                                                 1,700,000       18,082      .54



ELECTRIC UTILITIES  -  1.15%
Scottish Power PLC (United Kingdom)                                        2,950,000       23,310      .70
Cia. Energetica de Minas Gerais - CEMIG,                                     826,600       11,882      .36
 preferred nominative (ADR) (Brazil)
Manila Electric Co., Class A (GDR)                                           612,000        2,989      .09
 (Philippines) /2/ /3/



SPECIALTY RETAIL  -  1.14%
Dixons Group PLC (United Kingdom)                                         11,333,723       37,921     1.14



PAPER & FOREST PRODUCTS  -  1.10%
UPM-Kymmene Corp. (Finland)                                                  945,000       32,433      .97
Kimberly-Clark de Mexico, SA de CV,                                        1,600,000        4,401      .13
 Class A (Mexico)



MACHINERY  -  1.01%
Sandvik AB (Sweden)/1/                                                       560,000       13,475      .40
Mitsubishi Heavy Industries, Ltd. (Japan)                                  2,500,000       10,854      .33
Metso Oyj (Finland)                                                          830,000        9,275      .28



LEISURE EQUIPMENT & PRODUCTS  -  0.99%
Nintendo Co., Ltd. (Japan)                                                   210,000       32,937      .99



CONSTRUCTION MATERIALS  -  0.89%
Cemex, SA de CV (ADR) (Mexico)                                               971,441       17,547
Cemex, SA de CV, warrants, expire 2002/1/                                     92,038           92      .53
Holderbank Financiere Glaris Ltd. (Switzerland)                               10,000       12,056      .36



METALS & MINING  -  0.86%
BHP Ltd.(formerly Broken Hill Proprietary                                  1,000,000       10,553      .32
 Co. Ltd.) (Australia)
Billiton PLC (United Kingdom)                                              2,243,700        8,646      .26
Anglogold Ltd. (South Africa)                                                220,000        6,427      .19
Pechiney, Class A (France)                                                    65,000        2,972      .09



INSURANCE  -  0.82%
AEGON NV (Netherlands)                                                       580,555       24,019      .72
Royal & Sun Alliance Insurance Group PLC                                     396,969        3,398      .10
 (United Kingdom)



MULTILINE RETAIL  -  0.66%
Wal-Mart de Mexico, SA de CV, Class C                                      6,000,000       11,045      .33
 (Mexico)/1/
Ito-Yokado Co., Ltd. (Japan)                                                 135,000        6,709      .20
Kingfisher PLC (United Kingdom)                                              567,838        4,222      .13



AEROSPACE & DEFENSE  -  0.56%
Bombardier Inc., Class B (Canada)                                          1,200,000       18,535      .56



REAL ESTATE  -  0.51%
Brookfield Properties Corp. (Canada)                                         505,000        8,895      .27
Cheung Kong (Holdings) Ltd. (Hong Kong)                                      500,000        6,395      .19
Mitsui Fudosan Co., Ltd. (Japan)                                             159,000        1,573      .05



TRADING COMPANIES & DISTRIBUTORS - 0.48%
Marubeni Corp. (Japan)/1/                                                  6,780,000       15,960      .48



HEALTH CARE PROVIDERS & SERVICES - 0.47%
Fresenius Medical Care AG (Germany)                                          330,000       15,803      .47



HEALTH CARE EQUIPMENT & SUPPLIES - 0.38%
Hoya Corp. (Japan)                                                           175,000       12,816      .38



OFFICE ELECTRONICS  -  0.38%
Canon, Inc. (Japan)                                                          365,000       12,729      .38



COMPUTERS & PERIPHERALS  -  0.37%
Opticom ASA (Norway)/1/                                                      160,000       10,188      .31
Fujitsu Ltd. (Japan)                                                         143,000        2,099      .06



HOTELS, RESTAURANTS & LEISURE  -  0.27%
Granada Compass PLC (formerly Granada Group                                  830,170        9,034      .27
 PLC)  (United Kingdom)/1/



DIVERSIFIED FINANCIALS  -  0.24%
ING Groep NV (Netherlands)                                                   101,041        8,072      .24



MARINE  -  0.14%
Stolt-Nielsen SA, Class B (ADR)                                              318,000        4,810      .14
 (Multinational)



FOOD & DRUG RETAILING  -  0.08%
Loblaw Companies Ltd. (Canada)                                                75,000        2,527      .08



TRANSPORTATION INFRASTRUCTURE  -  0.05%
Zhejiang Expressway Co. Ltd., Class H                                     10,298,000        1,637      .05
 (People's Republic of China)



BEVERAGES  -  0.04%
Hellenic Bottling Co. SA (Greece)                                             66,940        1,084      .03
Coca-Cola Amatil Ltd. (Australia)                                             91,600          239      .01



CONSTRUCTION & ENGINEERING  -  0.04%
Kvaerner ASA, Class A (Norway)/1/                                            169,474        1,204      .04



INTERNET & CATALOG RETAIL  -  0.01%
Rakuten, Inc. (Japan)/1/                                                          65          368      .01


MISCELLANEOUS  -  2.66%
Other stocks in initial period of acquisition                                              88,532     2.66


TOTAL STOCKS   (cost: $2,387,636,000)                                                   2,887,967    86.70



                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
CONVERTIBLE DEBENTURES                                                         (000)        (000)  Assets

MEDIA  -  0.40%
United News & Media PLC 6.125% 2003                                     Pound 4,500         8,209      .25
 (United Kingdom)
EM.TV & Merchandising AG 4.00% 2005                                     EURO 11,508         4,863      .15
 (Germany)



ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.15%
Hon Hai Precision Industry Co., Ltd. 2005                                     $5,360        5,092      .15
 (Taiwan)/2/



DIVERSIFIED TELECOMMUNICATION SERVICES - 0.08%
COLT Telecom Group PLC 2.00% 2006                                        EURO 2,400         2,693      .08
 (United Kingdom)



ELECTRICAL EQUIPMENT  -  0.02%
Elektrim SA 3.75% 2004 (Poland)                                          EURO 1,000     $     808    .02%



TOTAL CONVERTIBLE DEBENTURES (cost: $29,547,000)                                           21,665      .65


TOTAL EQUITY SECURITIES (cost: $2,417,183,000)                                          2,909,632    87.35




                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
SHORT-TERM SECURITIES                                                          (000)        (000)  Assets

CORPORATE SHORT-TERM NOTES -  9.86%

Verizon Global Funding Inc. 6.50%-6.60%                                       61,600       61,402   1.84%
 due 1/4-2/7/01
Corporate Asset Funding Co. Inc. 6.49%-6.60%                                  56,000       55,782     1.67
 due 1/10-2/23/01 /2/
UBS Finance Delaware LLC 6.50%-6.54%                                          40,600       40,551     1.22
 due 1/2-1/18/01
Svenska Handelsbanken 6.45%-6.52% due                                         38,000       37,792     1.14
 1/22-2/15/01
Sony Capital Corp. 6.52% due                                                  37,000       36,828     1.11
 1/25-1/26/01 /2/
Alcatel S.A. 6.56% due 1/22/01 /2/                                            27,000       26,891      .81
Gillette Co. 6.50% due 1/4-1/12/01 /2/                                        21,400       21,380      .64
ABN-AMRO North America Finance Inc. 6.54%                                     17,850       17,811      .53
 due 1/12/01
Asset Securitization Cooperative Corp.                                        15,000       14,937      .45
 6.55% due 1/23/01 /2/
AB Spintab 6.53%-6.55% due 1/18-2/7/01                                        15,000       14,933      .45


FEDERAL AGENCY DISCOUNT NOTES  -  1.80%

Fannie Mae 6.11%-6.45% due 1/11-3/29/01                                       60,600       60,048     1.80



CERTIFICATES OF DEPOSIT  -  0.75%
Royal Bank of Canada 6.59% due 2/1/01                                         25,000       25,000      .75



NON-U.S. CURRENCY  -  0.06%

New Taiwanese Dollar                                                      NT$68,165         2,061      .06



TOTAL SHORT-TERM SECURITIES (cost: $415,402,000)                                          415,416    12.47

TOTAL INVESTMENT SECURITIES (cost:$2,832,585,000)                                       3,325,048    99.82
Excess of cash and receivables over payables                                                5,961      .18

NET ASSETS                                                                             $3,331,009 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

ABS-CBN Holdings
ASM Lithography Holding
Barco
Billiton
British Telecommunications
Caltagirone Editore
Dialog Semiconductor
Egyptian Mobile Services
ENI
Eniro
Fresenius Medical Care
Geo Interactive Media Group
Granada Media
Hang Seng Bank
Hellenic Bottling
Kirch Pay TV GmbH
Kudelski
Metro International
Novo Nordisk
Opticom
Petroleo Brasileiro SA - Petrobras
Recoletos Cia Editorial
Sandvik
Schibsted
SET India
SET Satellite (Singapore) Pte.
Shire Pharmaceuticals Group
TDK
Turkcell Iletisim Hizmetleri


Equity securities eliminated from the portfolio since June 30, 2000

AdLINK Internet Media
Aegis Group
Bridgestone
British Sky Broadcasting Group
Coca-Cola Beverages
EMI Group
Hyundai Electronics Industries
Infineon Technologies
Jobs & Adverts
Koninklijke PTT Nederland
Lend Lease
Mandarin Oriental International
Minebea
NEC
NTT DoCoMo
Premier Farnell
Preussag
Reckitt Benckiser
Seat Pagine Gialle
Standard Chartered Bank
STMicroelectronics
Telefonica de Argentina
TNT Post Groep
Toshiba
TOTAL FINA
Valeo
Vivendi
Volvo
YTL

American Variable Insurance Series New World Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
The Americas                                                                28.77%
Asia & Pacific Rim                                                          27.97%
Europe                                                                      16.97%
Other Countries                                                              5.95%
Cash & Equivalents                                                          20.34%
[end pie chart]

[begin table]                                                          Percent of
Largest Individual Equity Securities                                   Net Assets
Coca-Cola                                                                    4.16%
EMBRAER - Empresa Brasileira de Aeronautica                                   2.36
Avon Products                                                                 2.14
Fuji Photo Film                                                               1.53
Hon Hai Precision Industry                                                    1.49
Independent News & Media                                                      1.39
GLOBE TELECOM                                                                 1.37
Suzuki Motor                                                                  1.29
Check Point Software Technologies                                             1.27
ABN AMRO Holding                                                              1.17
[end table]



[begin chart]
                                                                                     Market  Percent
                                                                        Number of     Value   of Net
STOCKS (common and preferred)                                              Shares      (000)  Assets

BANKS  -  8.60%
ABN AMRO Holding NV (Netherlands)                                           75,379  $ 1,714    1.17%
Bank of the Philippine Islands (Philippines)                             1,379,500     1,603     1.09
Unibanco-Uniao de Bancos Brasileiros SA,                                    49,400     1,454      .99
 units (GDR) (Brazil)
Shinhan Bank (South Korea)                                                 160,330     1,320      .90
Grupo Financiero Banamex-Accival, SA de CV                                 690,000     1,134      .77
 (Mexico) /1/
Wielkopolski Bank Kredytowy SA (Poland)                                    140,000       929      .63
Yapi ve Kredi Bankasi AS (Turkey) /1/                                  171,282,890       882      .60
ICICI Bank Ltd. (India)                                                    225,400       730
ICICI Ltd. (ADR) (India) /1/                                                 8,000        51      .53
Bangkok Bank PCL (Thailand) /1/                                            925,000       736      .50
Kookmin Bank (South Korea)                                                  56,870       671      .46
HSBC Holdings PLC (United Kingdom)                                          34,000       504      .34
DBS Group Holdings Ltd. (Singapore)                                         40,692       460      .31
Australia and New Zealand Banking Group Ltd.                                55,000       440      .30
 (Australia)
Hanvit Bank (South Korea) /1/ /2/                                           55,000        15      .01

BEVERAGES  -  6.26%
Coca-Cola Co. (USA)                                                        100,500     6,124     4.16
Fomento Economico Mexicano, SA de CV (ADR)(Mexico)                          38,700     1,156      .79
PepsiCo, Inc. (USA)                                                         21,400     1,061      .72
Coca-Cola Amatil Ltd. (Australia)                                          318,878       831      .56
Hellenic Bottling Co. SA  (Greece)                                           2,580        42      .03

WIRELESS TELECOMMUNICATION SERVICES  -  5.24%
GLOBE TELECOM, Inc., Class A (WIDGIT)                                      135,912     1,907
 (Philippines) /1/ /2/
GLOBE TELECOM, Inc., Class A (PDR) /1/                                       8,080       113     1.37
China Mobile (Hong Kong) Ltd. (People's Republic                           295,000     1,611     1.10
 of China) /1/
Tele Nordeste Celular Participacoes SA,                                     26,000     1,076      .73
 preferred nominative (ADR) (Brazil)
Nuevo Grupo Iusacell, SA de CV, Class V (ADR)                               82,000       800      .54
 (Mexico) /1/
Telemig Celular Participacoes SA, preferred                                 11,000       655      .45
 nominative (ADR) (Brazil)
Telesp Celular Participacoes SA, preferred                              60,556,752       639      .43
 nominative (Brazil)
Orascom Telecom Holding (GDR) (Egypt) /1/                                  100,000       638      .43
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                             6,900,000       216      .15
Tele Celular Sul Participacoes SA, preferred                                 2,200        58      .04
 nominative (ADR) (Brazil)

MEDIA  -  4.32%
Independent News & Media PLC (Ireland)                                     752,924     2,050     1.39
ABS-CBN Holdings Corp. (PDR) (Philippines)                               1,550,000     1,522     1.03
Benpres Holdings Corp. (Philippines) /1/                                 7,435,000       432      .29
Grupo Televisa, SA, ordinary participation                                   9,600       431      .29
 certificates (ADR) (Mexico) /1/
United Pan-Europe Communications NV                                         39,000       398      .27
 (Netherlands) /1/
Promotora de Informaciones, SA (Spain) /1/                                  22,500       372      .25
Antenna TV SA (ADR) (Greece) /1/                                            18,700       356      .24
Globo Cabo SA, preferred nominative (ADR)                                   30,000       338      .23
 (Brazil) /1/
MIH Holdings Ltd., Class A (South Africa) /1/                               20,000       260      .18
Nasionale Pers Beperk, Class N (South Africa)                               55,000       224      .15

FOOD PRODUCTS  -  4.02%
Orkla AS (Norway)                                                           86,142     1,704     1.16
Nestle SA (Switzerland)                                                        600     1,402      .95
Sara Lee Corp. (USA)                                                        53,000     1,302      .89
Groupe Danone (France)                                                       6,200       935      .64
Uni-President Enterprises Co. (Taiwan)                                     432,000       287      .20
PT Indofood Sukses Makmur Tbk (Indonesia) /1/                            3,300,000       266      .18

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.68%
Hon Hai Precision Industry Co. Ltd. (Taiwan)                               430,200     2,185     1.49
Samsung Electro-Mechanics Co., Ltd.                                         60,000     1,629     1.11
 (South Korea) /1/
Orbotech Ltd. (Israel) /1/                                                  18,000       672      .46
Venture Manufacturing (Singapore) Ltd.(Singapore)                           71,000       475      .32
Omni Industries Ltd. (Singapore)                                           295,000       434      .30

METALS & MINING  -  2.97%
De Beers Consolidated Mines Ltd. (South Africa)                             43,000     1,137      .77
KGHM Polska Miedz SA (GDR) (Poland)                                         61,000       766      .52
Alcoa Inc. (USA)                                                            20,000       670      .46
Anglo American PLC (United Kingdom)                                         10,000       541      .37
Billiton PLC (United Kingdom)                                              134,052       517      .35
BHP Ltd. (formerly Broken Hill Proprietary                                  45,000       475      .32
 Co. Ltd.) (Australia)
Freeport-McMoRan Copper & Gold Inc.,                                        31,000       265      .18
 Class B (USA) /1/

PHARMACEUTICALS  -  2.90%
AstraZeneca PLC (United Kingdom)                                            31,800     1,584     1.08
Teva Pharmaceutical Industries Ltd.(ADR)(Israel)                            16,000     1,172      .80
PLIVA DD (GDR) (Republic of Croatia) /3/                                    90,000     1,058      .72
Pfizer Inc (USA)                                                             9,700       446      .30

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.74%
Telefonos de Mexico, SA de CV,                                              24,200     1,092      .74
 Class L (ADR) (Mexico)
Cia. Anonima Nacional Telefonos de Venezuela                                48,000       909      .62
 (CANTV), Class D (ADR) (Venezuela)
Philippine Long Distance Telephone Co.(Philippines)                         30,800       534      .36
Bell Canada International Inc. (Canada) /1/                                 16,000       313      .21
Videsh Sanchar Nigam Ltd. (ADR) (India)                                     23,401       293      .20
Korea Telecom Corp. (ADR) (South Korea)                                      7,000       217      .15
Mahanagar Telephone Nigam Ltd. (GDR) (India)                                26,000       205      .14
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                        6,700       137      .09
AT&T Latin America Corp., Class A                                           49,100       135      .09
 (merged with FirstCom Corp.) (USA) /1/
Global Light Telecommunications Inc. (Canada) /1/                           22,500        98      .07
FLAG Telecom Holdings Ltd. (USA) /1/                                        14,600        91      .06
Global TeleSystems, Inc. (USA) /1/                                           5,500         4      .01

AEROSPACE & DEFENSE  -  2.36%
EMBRAER - Empresa Brasileira de Aeronautica SA                              87,500     3,478     2.36
 (ADR) (Brazil)

OIL & GAS  -  2.24%
Petroleo Brasileiro SA - Petrobras (ADR)(Brazil)/1/                         42,500     1,073      .73
LUKOIL (ADR) (Russia)                                                       21,400       792      .54
"Shell" Transport and Trading Co., PLC                                      10,000       494      .34
 (New York registered) (United  Kingdom)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                               50,000       466      .32
China Petroleum & Chemical Corp., Class H (ADR)                             30,000       458      .31
 (People's Republic of China) /1/

PERSONAL PRODUCTS  -  2.14%
Avon Products, Inc. (USA)                                                   65,800     3,150     2.14

AUTOMOBILES  -  2.12%
Suzuki Motor Corp. (Japan)                                                 178,000     1,893     1.29
Honda Motor Co., Ltd. (Japan)                                               33,000     1,226      .83

IT CONSULTING & SERVICES  -  1.96%
Check Point Software Technologies Ltd.                                      14,000     1,870     1.27
 (Israel) /1/
Dimension Data Holdings PLC                                                150,000     1,019      .69
 (South Africa) /1/

DIVERSIFIED FINANCIALS  -  1.93%
Housing Development Finance Corp. Ltd (India)                              136,550     1,587     1.08
First Pacific Co. Ltd. (Hong Kong)                                       4,365,959     1,246      .85

LEISURE EQUIPMENT & PRODUCTS  -  1.83%
Fuji Photo Film Co., Ltd. (Japan)                                           54,000     2,250     1.53
Shimano Inc. (Japan)                                                        22,600       442      .30

HOUSEHOLD PRODUCTS  -  1.72%
Hindustan Lever Ltd. (India)                                               350,000     1,554     1.06
Kimberly-Clark Corp. (USA)                                                  13,680       967      .66

PAPER & FOREST PRODUCTS  -  1.39%
Kimberly-Clark de Mexico, SA de CV,                                        330,000       908      .62
 Class A (Mexico)
Sappi Ltd. (South Africa)                                                  105,800       757      .51
Votorantim Celulose e Papel SA (ADR) (Brazil)                               27,000       376      .26

MACHINERY  -  1.16%
Mitsubishi Heavy Industries, Ltd. (Japan)                                  254,000     1,103      .75
Sandvik AB (Sweden) /1/                                                     25,000       602      .41

REAL ESTATE  -  1.08%
SM Prime Holdings, Inc. (Philippines)                                    8,110,000       943      .64
New World China Land Ltd. (People's Republic                             1,225,000       346      .23
 of China) /1/
Ayala Land, Inc. (Philippines)                                           2,822,400       305      .21

ELECTRIC UTILITIES  -  1.00%
Huaneng Power International, Inc., Class H                               3,040,000     1,471     1.00
 (People's Republic of China)

COMMUNICATIONS EQUIPMENT  -  0.94%
ECI Telecom Ltd. (Israel)                                                   40,000       559      .38
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                           40,000       456      .31
Locus Co., Ltd. (South Korea) /1/                                           45,664       363      .25

HOTELS RESTAURANTS & LEISURE  -  0.82%
Millennium & Copthorne Hotels PLC (United Kingdom)                         185,000     1,210      .82

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.78%
Samsung Electronics Co., Ltd. (South Korea)                                  8,460     1,058      .72
Metalink Ltd. (Israel) /1/                                                  10,000        96      .06

COMMERCIAL SERVICES & SUPPLIES  -  0.71%
Sabre Holdings Corp., Class A (USA) /1/                                     24,155     1,042      .71

HOUSEHOLD DURABLES  -  0.68%
Hankuk Electric Glass Co., Ltd. (South Korea) /1/                           11,000       510      .35
Sony Corp. (Japan)                                                           7,000       482      .33

TRANSPORTATION INFRASTRUCTURE  -  0.66%
Grupo Aeroportuario del Sureste, SA de CV,                                  30,000       499      .34
 Class B (ADR) (Mexico) /1/
New World Infrastructure Ltd. (Hong Kong)                                  770,000       467      .32

FOOD & DRUG RETAILING  -  0.62%
Migros Turk TAS (Turkey)                                                 7,065,000       907      .62

TRADING COMPANIES & DISTRIBUTORS  -  0.61%
Marubeni Corp. (Japan) /1/                                                 382,000       899      .61

TOBACCO  -  0.44%
Philip Morris Companies Inc. (USA)                                          14,700       647      .44

CONSTRUCTION MATERIALS  -  0.40%
Cheung Kong Infrastructure Holdings Ltd.                                   360,000       593      .40
 (Hong Kong)

ENERGY EQUIPMENT & SERVICES  -  0.39%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                 40,000       572      .39

AIRLINES  -  0.32%
AMR Corp. (USA) /1/                                                         12,200       478      .32

MULTILINE RETAIL  -  0.29%
Wal-Mart de Mexico, SA de CV, Class V (ADR)                                 22,000       435      .29
 (Mexico) /1/

SPECIALTY RETAIL  -  0.28%
Giordano International Ltd. (Hong Kong)                                    900,000       415      .28

TEXTILES & APPAREL  -  0.25%
Li & Fung Ltd. (Hong Kong)                                                 200,000       364      .25

SOFTWARE  -  0.24%
TTI Team Telecom International, Ltd. (Israel)/1/                            23,600       354      .24

CONTAINERS & PACKAGING  -  0.16%
Industriforvaltnings AB Kinnevik, Class B (Sweden)                          12,100       232      .16

INDUSTRIAL CONGLOMERATES  -  0.11%
China Merchants Holdings (International) Co.,                              229,000       166      .11
 Ltd. (Honk Kong)

COMPUTERS & PERIPHERALS  -  0.09%
Trigem Computer Inc. (South Korea)                                          40,710       133      .09

CHEMICALS  -  0.03%
Syngenta AG (Switzerland) /1/                                                  782        42      .03

MISCELLANEOUS  -  0.54%
Other stocks in initial period of acquisition                                            791      .54

TOTAL STOCKS   (cost: $117,789,000)                                                  104,449    71.02




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
CONVERTIBLE DEBENTURES                                                       (000)     (000)  Assets

ELECTRICAL EQUIPMENT  -  0.14%
Elektrim SA 3.75% 2004 (Poland)                                          EURO 250     $ 202     .14%

COMPUTERS & PERIPHERALS  -  0.05%
Natsteel Electronics Ltd. 1.50% 2004 (Singapore)                              $80         84      .05

TOTAL CONVERTIBLE DEBENTURES   (cost: $349,000)                                          286      .19

TOTAL EQUITY SECURITIES  (cost: $118,138,000)                                        104,735    71.21




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
BONDS & NOTES                                                                (000)     (000)  Assets

WIRELESS TELECOMMUNICATION SERVICES  -  0.45%
GLOBE TELECOM, Inc. 13.00% 2009 /3/                                          $247     $ 251     .17%
Cellco Finance NV 12.75% 2005                                                  250       236      .16
PTC International Finance BV 0%/10.75% 2007/4/                                 250       183      .12

CHEMICIALS  -  0.14%
Reliance Industries Ltd. 10.25% 2097 /3/                                       250       208      .14

NON-U.S. GOVERNMENT OBLIGATIONS -  7.86%
Brazil (Federal Republic of):
 Bearer 8.00% 2014 /5/                                                       1,231       955
 10.125% 2027                                                                1,175       941
 14.50% 2009                                                                   450       498
 7.688% 2009 /6/                                                               495       433
 Eligible Interest Bond 7.625% 2006 /6/                                        462       431
 6.00% 2024 /6/                                                                250       177
 7.625% 2024 /6/                                                                45        35     2.36
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                   750       799
 11.375% 2016                                                                  587       685
 11.50% 2026                                                                   300       365
 10.375% 2009                                                                  250       274     1.44
Russian Federation:
 2.50% 2030 /6/                                                              2,906     1,093
 8.25% 2010                                                                    366       229
 2.50% 2030 /6/                                                                250        94      .96
Argentina (Republic of):
 11.75% 2009                                                                   900       839
 12.00% 2020                                                                   250       231      .73
Panama (Republic of) Past Due Interest Eurobond                              1,293       983      .67
 7.75% 2016 /5//6/
Turkey (Republic of) 11.875% 2030                                              850       752      .51
Poland (Republic of), Past Due Interest Bond,                                  725       698      .48
 Bearer 6.00% 2014 /6/
Croatian Government:
 Series A, 7.75% 2010 /6/                                                      605       564
 Series B, 7.75% 2006 /6/                                                       71        67      .43
Philippines (Republic of) 9.875% 2019                                          500       403      .28

TOTAL BONDS & NOTES   (cost: $12,535,000)                                             12,424     8.45




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
SHORT-TERM SECURITIES                                                        (000)     (000)  Assets

CORPORATE SHORT-TERM NOTES  -  17.80%
ANZ (Delaware) Inc. 6.60% due 1/8/01                                         3,200     3,195     2.17
Alcatel 6.55% due 1/22/01 /3/                                                3,200     3,187     2.17
Unilever Capital Corp. 6.50% due 1/19/01 /3/                                 3,000     2,990     2.03
ExxonMobil Australia Pty. Ltd. 6.50%                                         2,800     2,794     1.90
 due 1/12/01 /3/
Sony Europe Finance PLC  6.50% due 1/31/01 /3/                               2,600     2,586     1.76
BMW US Capital Corp. 6.50% due 1/2/01                                        2,100     2,099     1.43
Motiva Enterprises LLC 6.54% due 1/4/01                                      2,000     1,999     1.36
Abbey National North America 6.60% due 1/24/01                               2,000     1,991     1.35
Monte Rosa Capital Corp. 6.60% due 1/26/01 /3/                               1,700     1,692     1.15
AB Spintab  6.60% due 1/18/01                                                1,400     1,395      .95
UBS Finance (Delaware) LLC 6.60% due 1/16/01                                 1,250     1,246      .85
Den Danske Corp. Inc. 6.55% due 1/18/01                                      1,000       997      .68

FEDERAL AGENCY DISCOUNT NOTES  -  2.16%
Federal Home Loan Banks 6.39% due 2/2/01                                     3,200     3,181     2.16

NON-U.S. CURRENCY -  0.01%
New Taiwanese Dollar                                                       NT$475         14      .01

TOTAL SHORT-TERM SECURITIES  (cost: $29,366,000)                                      29,366    19.97

TOTAL INVESTMENT SECURITIES  (cost: $160,039,000)                                    146,525    99.63
Excess of cash and receivables over payables                                             549      .37

NET ASSETS                                                                          $147,074 100.00%

/1/ Non-income-producing security.
/2/ Valued under procedures established by the
    Board of Trustees.
/3/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/4/ Step bond; coupon rate will increase at
    a later date.
/5/ Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
/6/ Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts
WIDGIT = W.I. Carr Developing Markets Growth
         Index Tracker

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

ABS-CBN Holdings
Bank of the Philippine Islands
China Petroleum & Chemical
EMBRAER-Empresa Brasileria de Aeronautica
GLOBE TELECOM
Grupo Aeroportuario del Sureste
Grupo Financiero Banamex - Accival
Hankuk Electric Glass
Hellenic Bottling
Hindustan Lever
HSBC Holdings
ICICI Bank
ICICI
LUKOIL
Orascom Telecom Holdings
Petroleo Brasilerio - Petrobras
Sandvik
Sappi
"Shell" Transport and Trading
Syngenta
Turkcell Iletisim Hizmetleri
Wal-Mart de Mexico


Equity securities eliminated from the portfolio since June 30, 2000

Coca-Cola Beverages
Great Wall Technology
IRSA Inversiones y Representaciones
Lucent Technologies
Matav-Cable Systems Media
Nortel Inversora
Santa Isabel
Seminis
Societe Europeenne de Communication
South African Breweries
Standard Chartered Bank
Tele Sudeste Celular Participacoes
Telecom Agentina STET-France Telecom
Telefonica de Argentina



American Variable Insurance Series Growth-Income Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Equity Securities                                                           85.04%
Cash & Equivalents                                                          14.96%
[end pie chart]

[begin table]
LARGEST INDIVIDUAL EQUITY SECURITIES
Allied Waste Industries                                                      1.72%
Bank of America                                                               1.68
Wells Fargo                                                                   1.67
Household International                                                       1.56
Bristol-Myers Squibb                                                          1.43
Pitney Bowes                                                                  1.43
AT&T                                                                          1.32
Avon Products                                                                 1.29
Albertson's                                                                   1.28
NIKE                                                                          1.27
[end tablel]

[begin chart]
                                                                        Number of       Market  Percent
                                                                           Shares        Value   of Net
STOCKS (common and preferred)                                                             (000)  Assets
OIL & GAS  -  6.30%
Petro-Canada (Canada)                                                    3,800,000      $96,724   1.21%
Texaco Inc.                                                              1,300,000       80,762     1.01
Devon Energy Corp.                                                         968,000       59,019      .74
Pennzoil-Quaker State Co.                                                3,830,900       49,323      .62
Conoco Inc., Class A                                                       793,000       22,700
Conoco Inc., Class B                                                       491,369       14,219      .46
"Shell" Transport and Trading Co., PLC                                     568,900       28,089
 (United  Kingdom)
"Shell" Transport and Trading Co., PLC                                     486,600        3,990      .40
 (New York registered)
Ultramar Diamond Shamrock Corp.                                            826,400       25,515      .32
Sunoco, Inc.                                                               750,000       25,266      .32
Phillips Petroleum Co.                                                     400,000       22,750      .28
USX-Marathon Group                                                         750,000       20,813      .26
Chevron Corp.                                                              185,000       15,621      .19
Kerr-McGee Corp.                                                           225,000       15,061      .19
Valero Energy Corp.                                                        400,000       14,875      .19
Ashland Inc.                                                               250,000        8,972      .11

BANKS  -  6.00%
Bank of America Corp.                                                    2,925,000      134,184     1.68
Wells Fargo & Co.                                                        2,397,000      133,483     1.67
BANK ONE CORP.                                                           1,528,712       55,989      .70
First Union Corp.                                                        1,772,800       49,306      .62
Bank of New York Co., Inc.                                                 800,000       44,150      .55
Chase Manhattan Corp.                                                      600,000       27,263      .34
SunTrust Banks, Inc.                                                       280,000       17,640      .22
Sakura Bank, Ltd. (ADR) (Japan)                                            200,000       11,963      .15
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)                               600,000        5,812      .07

COMMERCIAL SERVICES & SUPPLIES  -  5.90%
Allied Waste Industries, Inc. /1/                                        9,425,000      137,251     1.72
Pitney Bowes Inc.                                                        3,450,600      114,301     1.43
Waste Management, Inc.                                                   2,400,000       66,600      .83
IMS Health Inc.                                                          1,400,000       37,800      .47
Sabre Holdings Corp., Class A  /1/                                         659,600       28,445      .36
Galileo International, Inc.                                              1,100,000       22,000      .28
ServiceMaster Co.                                                        1,600,000       18,400      .23
Equifax Inc.                                                               500,000       14,344      .18
First Data Corp.                                                           250,000       13,172      .16
Cendant Corp. /1/                                                        1,150,000       11,069      .14
Concord EFS, Inc. /1/                                                      150,000        6,591      .08
Lanier Worldwide, Inc. /1/                                                 500,000        1,500      .02

MEDIA  -  5.20%
Viacom Inc., Class B, nonvoting /1/                                      2,075,000       97,006     1.21
Interpublic Group of Companies, Inc.                                     2,050,000       87,253     1.09
News Corp. Ltd. (ADR) (Australia)                                        1,100,000       35,475
News Corp. Ltd., preferred (ADR)                                           900,000       26,156      .77
Harte-Hanks, Inc.                                                        2,131,000       50,478      .63
Walt Disney Co.                                                          1,425,000       41,236      .52
Gannett Co., Inc.                                                          450,000       28,378      .35
Time Warner Inc.                                                           500,000       26,120      .33
Fox Entertainment Group, Inc., Class A  /1/                                700,000       12,513      .16
Media General, Inc., Class A                                               207,700        7,561      .09
Sinclair Broadcast Group, Inc., Class A  /1/                               360,000        3,611      .05

PHARMACEUTICALS  -  4.36%
Bristol-Myers Squibb Co.                                                 1,550,000      114,603     1.43
Pfizer Inc                                                               1,787,500       82,225     1.03
Merck & Co., Inc.                                                          500,000       46,812      .59
AstraZeneca PLC (ADR) (United Kingdom)                                     756,750       38,973      .49
Forest Laboratories, Inc. /1/                                              191,200       25,406      .32
Pharmacia Corp.                                                            360,000       21,960      .27
Schering-Plough Corp.                                                      330,000       18,727      .23

DIVERSIFIED FINANCIALS  -  3.83%
Household International, Inc.                                            2,263,320      124,483     1.56
Citigroup Inc. (merged with Associates First                             1,059,249       54,088      .68
 Capital Corp.)
Freddie Mac                                                                745,000       51,312      .64
Providian Financial Corp.                                                  600,000       34,500      .43
J.P. Morgan & Co. Inc.                                                     150,000       24,825      .31
Capital One Financial Corp.                                                200,000       13,162      .16
MBNA Corp.                                                                 100,000        3,694      .05

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.66%
AT&T Corp.                                                               6,100,000      105,606     1.32
Verizon Communications (formerly GTE Corp.)                              1,750,000       87,719     1.10
Qwest Communications International Inc.                                  1,250,000       51,250      .64
 (merged with US WEST Communications, Inc.)/1/
SBC Communications Inc.                                                    500,000       23,875      .30
Sprint FON Group                                                           750,000       15,234      .19
WorldCom, Inc. /1/                                                         643,100        9,044      .11

INSURANCE  -  3.08%
Allstate Corp.                                                           1,600,000       69,700      .87
American General Corp.                                                     600,000       48,900      .61
Allmerica Financial Corp.                                                  454,600       32,958      .41
MGIC Investment Corp.                                                      400,000       26,975      .34
Royal & Sun Alliance Insurance Group PLC                                 2,500,000       21,397      .27
 (United Kingdom)
Loews Corp.                                                                200,000       20,713      .26
St. Paul Companies, Inc.                                                   280,200       15,218      .19
Progressive Corp.                                                          100,000       10,363      .13

SPECIALTY RETAIL  -  3.04%
Lowe's Companies, Inc.                                                   1,800,000       80,100     1.00
Circuit City Stores, Inc. - Circuit City Group                           3,900,000       44,850      .56
AutoZone, Inc. /1/                                                       1,500,000       42,750      .53
Gap, Inc.                                                                1,150,000       29,325      .37
Limited Inc.                                                             1,300,000       22,181      .28
Staples, Inc. /1/                                                        1,300,000       15,356      .19
Too, Inc.  /1/                                                             700,000        8,750      .11

MULTILINE RETAIL  -  2.68%
May Department Stores Co.                                                1,960,500       64,206      .80
Dollar General Corp.                                                     3,250,000       61,344      .77
Dillard's Inc., Class A                                                  2,950,000       34,847      .44
J.C. Penney Co., Inc.                                                    2,525,000       27,459      .34
Federated Department Stores, Inc.  /1/                                     750,000       26,250      .33

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.34%
Texas Instruments Inc.                                                   2,100,000       99,487     1.24
Applied Materials, Inc.  /1/                                               950,000       36,278      .45
LSI Logic Corp.  /1/                                                     1,600,000       27,344      .34
Altera Corp.  /1/                                                          486,200       12,793      .16
MIPS Technologies, Inc., Class B  /1/                                      238,953        6,090      .08
Micron Technology, Inc.  /1/                                               150,000        5,325      .07

FOOD PRODUCTS  -  2.25%
Sara Lee Corp.                                                           2,200,000       54,037      .68
H.J. Heinz Co.                                                             720,000       34,155      .43
Campbell Soup Co.                                                          800,000       27,700      .35
General Mills, Inc.                                                        620,000       27,629      .34
Wm. Wrigley Jr. Co.                                                        200,000       19,163      .24
Ralston Purina Co.                                                         650,000       16,981      .21

AEROSPACE & DEFENSE  -  2.22%
Lockheed Martin Corp.                                                    1,716,600       58,279      .73
United Technologies Corp.                                                  623,200       48,999      .61
Raytheon Co., Class B                                                    1,000,000       31,063
Raytheon Co., Class A                                                      546,700       15,854      .59
Honeywell International Inc.                                               500,000       23,656      .29

PAPER & FOREST PRODUCTS  -  2.12%
Bowater Inc.                                                             1,245,000       70,187      .88
Weyerhaeuser Co.                                                           750,000       38,062      .48
International Paper Co.                                                    750,000       30,609      .38
Georgia-Pacific Corp., Georgia-Pacific Group                               656,335       20,428
 (merged with Fort James Corp.)
Georgia-Pacific Corp., Timber Group                                        150,000        4,491      .31
Westvaco Corp.                                                             187,500        5,473      .07

MACHINERY  -  1.98%
Ingersoll-Rand Co.                                                       1,025,000       42,922      .54
Eaton Corp.                                                                440,000       33,083      .41
Deere & Co.                                                                597,700       27,382      .34
Caterpillar Inc.                                                           350,000       16,559      .21
Pall Corp.                                                                 700,000       14,919      .19
CNH Global NV (Netherlands)                                              1,700,000       14,662      .18
Illinois Tool Works, Inc.                                                  150,000        8,934      .11

ELECTRIC UTILITIES  -  1.92%
Ameren Corp.                                                             1,145,400       53,046      .66
GPU, Inc.                                                                  850,000       31,291      .39
TECO Energy, Inc.                                                          750,000       24,281      .31
Dominion Resources, Inc.                                                   350,000       23,450      .29
American Electric Power Co., Inc.                                          275,000       12,788      .16
Duke Energy Corp.                                                          100,000        8,525      .11

FOOD & DRUG RETAILING  -  1.91%
Albertson's, Inc.                                                        3,858,700      102,256     1.28
Walgreen Co.                                                             1,200,000       50,175      .63

COMPUTERS & PERIPHERALS  -  1.85%
Storage Technology Corp.  /1/                                            3,050,000       27,450      .34
Lexmark International Group, Inc., Class A /1/                             600,000       26,587      .33
International Business Machines Corp.                                      310,000       26,350      .33
Hewlett-Packard Co.                                                        700,000       22,094      .28
Palm, Inc. /1/                                                             600,000       16,988      .21
Compaq Computer Corp.                                                    1,000,000       15,050      .19
Dell Computer Corp. /1/                                                    750,000       13,078      .17

CHEMICALS  -  1.80%
Millennium Chemicals Inc.                                                3,091,600       56,035      .70
FMC Corp. /1/                                                              550,000       39,428      .50
PPG Industries, Inc.                                                       450,000       20,841      .26
International Flavors & Fragrances Inc.                                    700,000       14,219      .18
Air Products and Chemicals, Inc.                                           200,000        8,200      .10
Crompton Corp.                                                             462,100        4,852      .06

SOFTWARE  -  1.61%
Microsoft Corp.  /1/                                                     1,370,000       59,424      .74
Cadence Design Systems, Inc. /1/                                         1,225,000       33,688      .42
Autodesk, Inc.                                                             700,000       18,856      .24
Computer Associates International, Inc.                                    850,000       16,575      .21
SYNAVANT Inc. /1/                                                           32,500          152      .00

TEXTILES & APPAREL  -  1.56%
NIKE, Inc., Class B                                                      1,811,900      101,127     1.27
VF Corp.                                                                   650,000       23,556      .29

TOBACCO  -  1.49%
Philip Morris Companies Inc.                                             1,590,000       69,960      .87
R.J. Reynolds Tobacco Holdings, Inc.                                       600,000       29,250      .37
 (merged with Nabisco Group Holdings Corp.)
UST Inc.                                                                   700,000       19,644      .25

PERSONAL PRODUCTS  -  1.38%
Avon Products, Inc.                                                      2,150,000      102,931     1.29
Gillette Co.                                                               200,000        7,225      .09

ROAD & RAIL  -  1.36%
Burlington Northern Santa Fe Corp.                                       1,409,500       39,906      .50
CSX Corp.                                                                  975,000       25,289      .32
Norfolk Southern Corp.                                                   1,359,400       18,097      .23
Canadia National Railway Co. (Canada)                                      600,000       17,813      .22
Union Pacific Corp.                                                        150,000        7,613      .09

HEALTH CARE PROVIDERS & SERVICES  -  1.34%
Cardinal Health, Inc.                                                      450,000       44,831      .56
UnitedHealth Group Inc.                                                    370,000       22,709      .28
WellPoint Health Networks Inc.  /1/                                        150,000       17,288      .22
Aetna Inc. /1/                                                             375,000       15,398      .19
Service Corp. International  /1/                                         4,000,000        7,000      .09

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.98%
Guidant Corp. /1/                                                          928,600       50,086      .63
                                                                           300,000       28,219      .35


HOUSEHOLD PRODUCTS  -  0.86%
Kimberly-Clark Corp.                                                       840,000       59,380      .74
Colgate-Palmolive Co.                                                      150,000        9,682      .12

AIR FREIGHT & COURIERS  -  0.83%
FedEx Corp. /1/                                                            900,000       35,964      .45
United Parcel Service, Inc., Class B                                       511,400       30,077      .38

CONTAINERS & PACKAGING  -  0.82%
Owens-Illinois, Inc. /1/                                                 7,000,000       39,813      .50
Sonoco Products Co.                                                        800,000       17,300      .21
Crown Cork & Seal Co., Inc.                                              1,150,000        8,553      .11

REAL ESTATE  -  0.77%
Equity Residential Properties Trust                                        600,000       33,188      .42
Boston Properties, Inc.                                                    650,000       28,275      .35

AUTO COMPONENTS  -  0.76%
TRW Inc.                                                                   905,900       35,104      .44
Johnson Controls, Inc.                                                     350,000       18,200      .23
Tower Automotive, Inc. /1/                                                 400,000        3,600      .05
Dana Corp.                                                                 231,800        3,549      .04

BUILDING PRODUCTS  -  0.73%
York International Corp. /2/                                             1,902,900       58,395      .73

ENERGY EQUIPMENT & SERVICES  -  0.70%
Schlumberger Ltd. (Netherlands Antilles)                                   700,000       55,956      .70

COMMUNICATIONS EQUIPMENT  -  0.63%
Nokia Corp., Class A (ADR) (Finland)                                       360,000       15,660      .20
Harris Corp.                                                               500,000       15,313      .19
Motorola, Inc.                                                             400,000        8,100      .10
3Com Corp.  /1/                                                            700,000        5,950      .07
Lucent Technologies Inc.                                                   400,000        5,400      .07

METALS & MINING  -  0.57%
Alcoa Inc.                                                               1,350,000       45,225      .57

WIRELESS TELECOMMUNICATION SERVICES - 0.51%
Western Wireless Corp., Class A  /1/                                       528,600       20,714      .26
Dobson Communications Corp., Class A  /1/                                1,088,700       15,922      .20
Triton PCS Holdings, Inc., Class A  /1/                                    117,000        3,971      .05

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.46%
SCI Systems, Inc. /1/                                                    1,100,000       29,013      .36
Millipore Corp.                                                            128,600        8,102      .10

AIRLINES  -  0.42%
Southwest Airlines Co.                                                   1,000,000       33,530      .42

ELECTRICAL EQUIPMENT  -  0.39%
Rockwell International Corp.                                               414,700       19,750      .25
Thomas & Betts Corp.                                                       700,000       11,331      .14

OFFICE ELECTRONICS  -  0.35%
Xerox Corp.                                                              3,900,000       18,038      .22
IKON Office Solutions, Inc.                                              4,050,000       10,125      .13

MARINE  -  0.33%
Alexander & Baldwin, Inc.                                                1,020,000       26,775      .33

IT CONSULTING & SERVICES   -  0.26%
Ceridian Corp. /1/                                                       1,000,000       19,937      .25
SAVVIS Communications Corp. /1/                                            612,000          536      .01

LEISURE EQUIPMENT & PRODUCTS  -  0.13%
Mattel, Inc.                                                               700,000       10,108      .13

INTERNET SOFTWARE & SERVICES  -  0.06%
Digex, Inc., Class A  /1/                                                  150,000        3,375      .04
Rhythms NetConnections Inc. 6.75%                                              188        1,368      .02
 convertible preferred /3/
TOTAL STOCKS  (cost: $6,084,142,000)                                                  6,533,333    81.74

                                                                        Principal
                                                                           Amount
CONVERTIBLE DEBENTURES                                                       (000)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.15%
Telefonos de Mexico, SA de CV 4.25% 2004 (Mexico)                           11,060       12,051      .15
TOTAL CONVERTIBLE DEBENTURES  (cost: $23,509,000)                                        12,051      .15

MISCELLANEOUS - 3.15%
Other equity securities in initial period                                               252,465     3.15
 of acquisition
TOTAL EQUITY SECURITIES (cost: $ 6,107,651,000)                                       6,797,849    85.04



SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  11.68%
Corporate Asset Funding Co. Inc. 6.53%-6.57%                                84,500       84,206     1.05
 due 1/10-2/9/01 /3/
Park Avenue Receivables Corp. 6.52%-6.60%                                   79,300       79,056      .99
 due 1/10-1/23/01 /3/
Preferred Receivables Funding Corp. 6.57%-6.66%                             74,220       73,812      .92
 due 1/8-2/2/01 /3/
Alcoa Inc. 6.50%-6.57% due 1/19-1/25/01                                     67,400       67,114      .84
Ford Motor Credit Co. 6.47%-6.51% due 1/24-2/8/01                           65,700       65,372      .82
General Electric Capital Services, Inc.                                     54,400       54,222      .68
 6.52%-6.57% due 1/16-1/23/01
USAA Capital Corp. 6.48%-6.50% due 1/19-2/15/01                             53,000       52,689      .66
CIT Group, Inc. 6.35%-6.53% due 1/9-2/22/01                                 49,040       48,795      .61
Verizon Network Funding Co. 6.43%-6.60%                                     48,400       48,070      .60
 due 1/17-2/22/01
Household Finance Corp. 6.51% due 1/17/01                                   40,000       39,877      .50
Halliburton Co. 6.30%-6.49% due 1/24-3/12/01                                39,300       38,916      .49
General Motors Acceptance Corp. 6.53%-6.56%                                 37,300       37,184      .47
 due 1/5-1/25/01
E.I. du Pont de Nemours and Co. 6.48%-6.51%                                 36,200       36,100      .45
 due 1/9-1/29/01
BellSouth Capital Funding Corp. 6.42%-6.51%                                 34,000       33,893      .42
 due 1/4-2/8/01 /3/
Gannett Co., Inc. 6.51%-6.52% due 1/26-1/29/01 /3/                          28,960       28,809      .36
Equilon Enterprises, LLC 6.53% due 1/8/01                                   25,000       24,964      .31
Gillette Co. 6.50% due 1/11-1/12/01 /3/                                     24,100       24,049      .30
Verizon Global Funding Corp. 6.50%-6.54%                                    22,046       21,958      .28
 due 1/18-1/26/01
Golden Peanut Co., LLC 6.48% due 3/2/01                                     15,400       15,228      .19
Bank Of America Corp. 6.52% due 1/16/01                                     15,000       14,956      .19
Kimberly-Clark Corp. due 6.50% 1/26/01 /3/                                  15,000       14,929      .19
Halliburton Co. 6.45% due 2/28/01 /3/                                       11,600       11,474      .14
American Express Credit Corp. 6.50% due 1/2/01                              11,140       11,132      .14
Coca-Cola Co. 6.48%-6.51% due 1/22-1/30/01                                   6,700        6,668      .08

FEDEREL AGENCY DISCOUNT NOTES -  3.29%
Freddie Mac 6.42%-6.445% due 1/2-1/23/01                                   102,397      102,112     1.28
Fannie Mae 6.19%-6.45% due 1/4-3/8/01                                       91,403       91,133     1.14
Federal Home Loan Banks 6.38%-6.45% due 1/5-2/28/01                         69,991       69,618      .87
TOTAL SHORT-TERM SECURITIES  (cost: $1,196,337,000)                                   1,196,336    14.97
TOTAL INVESTMENT SECURITIES  (cost: $7,303,988,000)                                   7,994,185   100.01
Excess of payables over cash and receivables                                                494      .01
NET ASSETS                                                                           $7,993,691  100.00%


/1/ Non-income-producing security.
/2/ The fund owns 5.00% of the outstanding voting securities of York International and thus is considered an affiliate as defined in the Investment Company Act of 1940.
/3/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.


ADR = American Depositary Receipts

See Notes to Financial Statements
[end chart]



Equity securities appearing in the
portfolio since June 30, 2000

Altera
Ceridian
Dominion Resources
First Data
Forest Laboratories
Freddie Mac
Gillette
IMS Health
Johnson Controls
Lockheed Martin
LSI Logic
Motorola
Palm
Progressive
Rockwell International
Sabre Holdings
Sprint FON Group
Staples
SYNAVANT
WellPoint Health Networks
Wm. Wrigley Jr.
Worldcom


Equity securities eliminated from
the portfolio since June 30, 2000

Bergen Brunswig
BFGoodrich
Cisco Systems
Coca-Cola
E.W. Scripps
Federal-Mogul
FINOVA Group
FleetBoston Financial
Flowers Industries
FPL Group
Gateway
Intermedia Communications
KeyCorp
McKesson HBOC
Noble Affiliates
PepsiCo
PSINet
Quantum - DLT & Storage Systems
Seagram
Silicon Graphics





American Variable Insurance Series Asset Allocation
Fund Investment Portfolio, December 31, 2000
Investments in both stocks and bonds

[begin pie chart]
Equity Securities                                                               61.41%
Corporate Bonds & Notes                                                          14.97
U.S. Treasuries                                                                  11.29
Federal Agency Mortgage-Related Securities                                        4.16
Asset-Backed Securities                                                           1.66
Other Mortgage Pass-Throughs                                                      1.16
Cash & Equivalents                                                                5.35
[end pie chart]

[begin table]
                                                                              Percent
                                                                               of Net
Largest Individual Equity Securities                                           Assets

Household International                                                          2.60%
United Technologies                                                               2.47
CenturyTel                                                                        2.25
Nokia                                                                             2.19
AstraZeneca                                                                       2.14
Pitney Bowes                                                                      2.08
Carnival                                                                          1.94
Pfizer                                                                            1.88
BANK ONE                                                                          1.84
Birstol-Myers Squibb                                                              1.84
[end table]



[begin chart]
                                                                                            Market  Percent
                                                                            Number of        Value   of Net
STOCKS (common and preferred)                                                  Shares         (000)  Assets

PHARMACEUTICALS  -  7.01%
AstraZeneca PLC (ADR) (United Kingdom)                                         660,000     $33,990    2.14%
Pfizer Inc                                                                     650,000       29,900     1.88
Bristol-Myers Squibb Co.                                                       395,700       29,257     1.84
Pharmacia Corp.                                                                300,000       18,300     1.15



DIVERSIFIED FINANCIALS  -  5.14%
Household International, Inc.                                                  750,000       41,250     2.60
Citigroup Inc.                                                                 450,000       22,978     1.45
Fannie Mae                                                                     200,000       17,350     1.09



DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.64%
CenturyTel, Inc.                                                               998,350       35,691     2.25
AT&T Corp.                                                                   1,150,000       19,909     1.25
Qwest Communications International Inc. (formerly                              275,000       11,275      .71
 U S WEST, Inc.) /1/
Sprint FON Group                                                               250,000        5,078      .32
COLT Telecom Group PLC (ADR) (United Kingdom) /1/                               20,000        1,755      .11



BANKS  -  4.52%
BANK ONE CORP.                                                                 800,000       29,300     1.84
Bank of America Corp.                                                          600,000       27,525     1.73
HSBC Capital Funding LP, 9.547% noncumulative preferred                          5,000        5,507      .35
 (United Kingdom) /2//3//4/
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                             2,500        2,417      .15
 preferred /2//3/
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                           2,500        2,398      .15
 preferred (Japan) /2//3/
First Republic Capital Corp., Series A, 10.50%                                   2,250        1,912      .12
 preferred /2/
Tokai Preferred Capital Co. LLC, Series A, 9.98%                                 1,500        1,439      .09
 noncumulative preferred (Japan) /2//3//4/
NB Capital Corp. 8.35% exchangeable depositary                                  60,000        1,422      .09



AEROSPACE & DEFENSE  -  3.52%
United Technologies Corp.                                                      500,000       39,312     2.47
Raytheon Co., Class B                                                          420,000       13,046
Raytheon Co., Class A                                                          100,000        2,900     1.00
EarthWatch Inc., Series B, 7.00% convertible                                   316,511          757      .05
 preferred 2009 /1//2//5//6/



OIL & GAS  -  3.17%
Royal Dutch Petroleum Co., New York registered                                 360,000       21,802     1.37
 (Netherlands)
Texaco Inc.                                                                    250,000       15,531      .98
Chevron Corp.                                                                  150,000       12,666      .80
Premcor USA Inc. (formerly Clark USA, Inc.) 11.50%                               1,692          262      .02
 senior exchangeable preferred 2009 /1//5//6/



COMMERCIAL SERVICES & SUPPLIES  -  3.15%
Pitney Bowes Inc.                                                            1,000,000       33,125     2.08
Rentokil Initial PLC (ADR) (United Kingdom)                                    500,000       17,000     1.07



COMMUNICATIONS EQUIPMENT  -  3.12%
Nokia Corp., Class A (ADR) (Finland)                                           800,000       34,800     2.19
Corning Inc.                                                                   280,000       14,787      .93



INSURANCE  -  2.54%
Allstate Corp.                                                                 400,000       17,425     1.10
American General Corp.                                                         176,700       14,401      .90
Aon Corp.                                                                      250,000        8,563      .54



MEDIA  -  2.36%
Interpublic Group of Companies, Inc.                                           350,000       14,897      .94
New York Times Co., Class A                                                    300,000       12,019      .76
Time Warner Inc.                                                               150,000        7,836      .49
Adelphia Communications Corp., Series B, 13.00%                                 25,000        2,075      .13
 preferred 2009  /1/
Radio One, Inc. 6.50% TIDES convertible preferred                                  750          577      .04
 2005 /2/
V2 Music Holdings PLC, warrants, expire 2008                                     1,250           -        -
 (United Kingdom) /1//2//6/



FOOD & DRUG RETAILING  -  2.29%
Albertson's, Inc.                                                              900,000       23,850     1.50
Walgreen Co.                                                                   300,000       12,544      .79



MULTILINE RETAIL  -  2.13%
May Department Stores Co.                                                      825,000       27,019     1.70
J.C. Penney Co., Inc.                                                          628,000        6,829      .43



HOTELS, RESTAURANTS & LEISURE  -  1.94%
Carnival Corp.                                                               1,000,000       30,813     1.94
Discovery Zone, Inc.  /1//7/                                                     2,940           -        -
Discovery Zone, Inc., warrants, expire 2007  /1//6//7/                             326           -        -



FOOD PRODUCTS  -  1.61%
General Mills, Inc.                                                            300,000       13,369      .84
Sara Lee Corp.                                                                 500,000       12,281      .77



CHEMICALS  -  1.50%
Millennium Chemicals Inc.                                                      800,000       14,500      .91
PPG Industries, Inc.                                                           200,000        9,262      .59



SOFTWARE  -  1.48%
Computer Associates International, Inc.                                        650,000       12,675      .80
Autodesk, Inc.                                                                 400,000       10,775      .68



HEALTH CARE PROVIDERS & SERVICES  -  1.25%
CIGNA Corp.                                                                    150,000       19,845     1.25



COMPUTERS & PERIPHERALS  -  1.14%
Hewlett-Packard Co.                                                            300,000        9,469      .60
International Business Machines Corp.                                          100,000        8,500      .54



ENERGY EQUIPMENT & SERVICES  -  1.01%
Schlumberger Ltd. (Netherlands Antilles)                                       200,000       15,987     1.01



BEVERAGES  -  0.94%
PepsiCo, Inc.                                                                  300,000       14,869      .94



AUTO COMPONENTS  -  0.88%
TRW Inc.                                                                       200,000        7,750      .49
Dana Corp.                                                                     400,000        6,125      .39



BUILDING PRODUCTS  -  0.87%
York International Corp.                                                       450,000       13,809      .87



WIRELESS TELECOMMUNICATION SERVICES  -  0.70%
Omnipoint Corp. 7.00% convertible preferred                                     40,000        6,000      .38
Crown Castle International Corp. 12.75% exchangeable                             3,342        3,342      .21
 preferred 2010 /1//5/
Nextel Communications, Inc., Series D, 13.00%                                    1,891        1,778      .11
 exchangeable preferred, 2009  /1//5/
McCaw International, Ltd., warrants,                                             2,000            5      .00
 expire 2007 /1/ /2/ /6/
Leap Wireless International, Inc., warrants,                                     1,800            4      .00
 expire 2010  /1//2//6/



SPECIALTY RETAIL  -  0.68%
Limited Inc.                                                                   636,546       10,861      .68



METALS & MINING  -  0.53%
Alcoa Inc.                                                                     250,000        8,375      .53



ELECTRIC UTILITIES  -  0.53%
American Electric Power Co., Inc.                                              180,000        8,370      .53



SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.52%
Texas Instruments Inc.                                                         173,700        8,229      .52



TRADING COMPANIES & DISTRIBUTORS  -  0.49%
Genuine Parts Co.                                                              300,000        7,856      .49



PERSONAL PRODUCTS  -  0.49%
Gillette Co.                                                                   216,960        7,838      .49



PAPER & FOREST PRODUCTS  -  0.48%
Weyerhaeuser Co.                                                               150,000        7,612      .48



ROAD & RAIL  -  0.31%
Burlington Northern Santa Fe Corp.                                             175,700        4,975      .31



ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.20%
Agilent Technologies, Inc.  /1/                                                 57,210        3,132      .20



OFFICE ELECTRONICS  -  0.09%
Xerox Corp.                                                                    300,000        1,388      .09



INTERNET SOFTWARE & SERVICES  -  0.01%
GT Group Telecom Inc., warrants, expire 2010                                     2,250           81      .01
 (Canada) /1/ /2/



MISCELLANEOUS  -  0.01%
Other stocks in initial period of acquisition                                                   220      .01

TOTAL STOCKS   (cost: $791,990,000)                                                         972,771    61.25




                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
CONVERTIBLE DEBENTURES                                                           (000)        (000)  Assets

COMMERCIAL SERVICES & SUPPLIES  -  0.12%
USA Waste Services, Inc. 4.00% 2002                                          $   2,000      $1,915     .12%



DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.03%
VersaTel Telecom International NV 4.00% 2005                                     1,000          521      .03
 (Netherlands)


MEDIA  -  0.01%
V2 Music Holdings PLC, exchange notes 6.50% 2012 /2//6/                            688          186      .01

TOTAL CONVERTIBLE DEBENTURES   (cost: $3,082,000)                                             2,622      .16

TOTAL EQUITY SECURITIES (cost: $795,072,000)                                                975,393    61.41




                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
BONDS & NOTES                                                                    (000)        (000)  Assets

MEDIA  -  2.54%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /4/                                                            $ 5,000       $4,388
 8.875% 2007                                                                     3,000        3,053   0.47%
Clear Channel Communications, Inc. 6.625% 2008                                   5,000        4,852
Chancellor Media Corp. of Los Angeles 8.00% 2008                                 2,000        2,000      .43
Cox Communications, Inc. 7.875% 2009                                             5,000        5,200      .33
Liberty Media Corp. 7.875% 2009                                                  3,500        3,449      .22
Telemundo Holdings, Inc. 0%/11.50% 2008 /4/                                      4,000        2,700      .17
Charter Communications Holdings, LLC 0%/9.92% 2011 /4/                           4,000        2,320      .15
British Sky Broadcasting Group PLC 8.20% 2009                                    2,250        2,132      .13
Viacom Inc. 7.70% 2010                                                           2,000        2,095      .13
Gray Communications Systems, Inc. 10.625% 2006                                   1,600        1,584      .10
Young Broadcasting Inc. 10.125% 2005                                             1,250        1,228      .08
Fox Family Worldwide, Inc.:
 9.25% 2007                                                                        700          707
 0%/10.25% 2007 /4/                                                                550          443      .07
Citadel Broadcasting Co. 10.25% 2007                                             1,000        1,015      .06
Cumulus Media Inc. 10.375% 2008                                                  1,250        1,006      .06
American Media Operations, Inc. 10.25% 2009                                      1,000          975      .06
ACME Television, LLC 0%/10.875% 2004 /4/                                         1,000          865      .05
Sun Media Corp. 9.50% 2007                                                         500          483      .03



BANKS  -  1.63%
SocGen Real Estate Co. LLC, Series A, 7.64%                                      5,700        5,532      .35
 (undated) /2//3/
BANK ONE CORP. 7.875% 2010                                                       2,000        2,083
BANK ONE, Texas, NA 6.25% 2008                                                   2,000        1,905      .25
National Westminster Bank PLC 7.75% (undated) /3/                                3,200        3,200      .20
Barclays Bank PLC 8.55% (undated) /2//3/                                         3,000        3,153      .20
Regional Diversified Funding Ltd. 9.25% 2030 /2/                                 3,000        2,980      .19
Bank of America Corp. 7.80% 2010                                                 2,000        2,081      .13
Bankers Trust Corp. 6.70% 2007                                                   2,080        2,051      .13
BNP Paribas 7.161% (undated) /3/                                                 2,000        1,915      .12
Komercni Banka AS 9.00%/10.75% 2008 /2/ /4/                                      1,000          963      .06



DIVERSIFIED FINANCIALS  -  1.41%
ReliaStar Financial Corp.:
 6.50% 2008                                                                      3,500        3,393
 8.00% 2006                                                                      1,500        1,579      .31
MBNA Corp.:
 Capital B, Series B, 7.559% 2027/3/                                             3,000        2,531
 Capital A, Series A, 8.278% 2026                                                2,010        1,541      .26
Household Finance Corp. 7.875% 2007                                              3,000        3,153      .20
Capital One Financial Corp. 7.125% 2008                                          3,200        2,856      .18
CEI Citicorp Holdings SA 11.25% 2007                                             2,500        2,448      .15
Capital One Bank 6.375% 2003                                                     2,500        2,441      .15
Advanta Capital Trust I, Series B, 8.99% 2026                                    3,000        1,530      .10
Capital One Capital I 8.309% 2027 /2//3/                                         1,250          999      .06



WIRELESS TELECOMMUNICATION SERVICES  -  1.40%
Clearnet Communications Inc.: /4/
 0%/11.75% 2007                                                                  5,250        3,135
 0%/10.40% 2008                                                                  4,000        2,242
 0%/10.125% 2009                                                                 1,250        1,000      .40
Vodafone Group PLC 7.75% 2010                                                    3,000        3,127      .20
Nextel Partners, Inc.:
 0%/14.00% 2009 /4/                                                              3,125        2,063
 11.00% 2010                                                                     1,000          960      .19
Nextel Communications, Inc.:
 0%/9.75% 2007 /4/                                                               2,000        1,500
 0%/10.65% 2007 /4/                                                              1,500        1,174      .17
McCaw International, Ltd. 0%/13.00% 2007 /4/                                     3,000        1,860      .12
VoiceStream Wireless Corp. 10.375% 2009                                          1,612        1,737      .11
Dobson/Sygnet Communications Co. 12.25% 2008                                     1,500        1,485      .09
Telesystem International Wireless Inc. 0%/13.25%                                 2,700        1,215      .08
 2007 /4/
Leap Wireless International, Inc.: /6/
 12.50% 2010                                                                       550          323
 0%/14.50% 2010 /4/                                                              1,250          261      .04



DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.01%
COLT Telecom Group PLC 0%/12.00% 2006 /4/                                        3,750        3,375      .21
CenturyTel, Inc., Series H, 8.375% 2010                                          2,500        2,608      .16
NTL Communications Corp.:
 11.50% 2009 /4/                                                                 3,500        1,709
 11.50% 2008                                                                     1,000          880      .16
TCI Communications, Inc. 8.75% 2015                                              2,000        2,140      .13
Deutsche Telecom International Finance BV 8.00% 2010                             2,000        2,040      .13
NTELOS, Inc. 13.00% 2010/6/                                                      2,000        1,457      .09
Allegiance Telecom, Inc. 12.875% 2008                                            1,500        1,440      .09
Hyperion Telecommunications, Inc., Series B,                                     1,000          710      .04
 0%/13.00% 2003 /4/



AIRLINES  -  0.92%
Continental Airlines, Inc., pass-through
 certificates: /8/
 Series 1999-1, 10.22% 2014                                                      2,037        2,244
 Series 1998-3C, 7.25% 2005                                                      1,500        1,499
 Series 1997-4A, 6.90% 2018                                                      1,416        1,411      .32
United Air Lines, Inc.:
 pass-through certificates, Series 1996-A2,                                      2,500        2,174
 7.87% 2019 /8/
 pass-through certificates, Series 1995-A1,                                      1,283        1,305
 9.02% 2012 /8/
 9.00% 2003                                                                        500          504      .25
Delta Air Lines, Inc., pass-through certificates: /8/
 Series 1993-A2, 10.50% 2016                                                     2,000        2,253
 Series 1992-A2, 9.20% 2014                                                      1,000        1,029      .21
Jet Equipment Trust, Series 1995-B, Class B,                                     2,177        2,194      .14
 7.83% 2015 /2/



HOTELS, RESTAURANTS & LEISURE  -  0.88%
MGM Mirage, Inc. 8.50% 2010                                                      5,000        5,134      .32
Six Flags, Inc. (formerly Premier Parks Inc.):
 9.25% 2006                                                                      1,150        1,093
 9.75% 2007                                                                      1,100        1,078
 0%/10.00% 2008 /4/                                                              1,000          690      .18
Royal Caribbean Cruises Ltd. 7.00% 2007                                          3,000        2,755      .17
Eldorado Resorts LLC 10.50% 2006                                                 1,000          990      .06
Horseshoe Gaming Holding Corp. 8.625% 2009                                       1,000          965      .06
Hollywood Casino Corp. 11.25% 2007                                                 750          776      .05
Station Casinos, Inc. 9.875% 2010                                                  500          513      .03
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        250          224      .01



INSURANCE  -  0.75%
Allstate Corp. 7.20% 2009                                                        5,000        5,161      .32
AFLAC Inc. 6.50% 2009                                                            3,000        2,913      .18
Royal & Sun Alliance Insurance Group PLC 8.95% 2029                              2,500        2,509      .16
Conseco, Inc. 9.00% 2006                                                         2,000        1,410      .09


COMMERCIAL SERVICES & SUPPLIES  -  0.53%
Waste Management, Inc.:
 7.10% 2026                                                                      2,000        1,978
 6.50% 2002                                                                      1,000          981      .18
Cendant Corp. 7.75% 2003                                                         2,750        2,709      .17
Allied Waste North America, Inc. 10.00% 2009                                     1,750        1,636      .10
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                          1,500        1,335      .08



METALS & MINING  -  0.44%
BHP Finance Ltd.:
 6.75% 2013                                                                      2,680        2,566
 6.69% 2006                                                                      2,000        2,004      .29
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,750        1,744      .11
Doe Run Resources Corp., Series B, 13.07% 2003/3/                                1,500          705      .04



MULTILINE RETAIL  -  0.43%
J.C. Penney Co., Inc.:
 8.25% 2022                                                                      3,150        1,418
 7.60% 2007                                                                      2,000        1,200
 7.95% 2017                                                                      2,000        1,030
 7.375% 2004                                                                     1,250          863      .28
Dillard's Inc. 6.43% 2004                                                        3,000        2,339      .15



OIL & GAS  -  0.38%
Premcor Refining Group Inc. (formerly Clark Refining                             1,850        1,540
 & Marketing, Inc.) 9.50% 2004
Premcor USA Inc. 10.875% 2005                                                    1,750          945      .16
OXYMAR 7.50% 2016 /2/                                                            2,500        1,860      .12
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                       1,500        1,564      .10



ELECTRIC UTILITIES  -  0.35%
Israel Electric Corp. Ltd.: /2/
 7.70% 2018                                                                      1,750        1,599
 7.75% 2027                                                                      1,500        1,323      .18
Commonwealth Edison Co., Series 75, 9.875% 2020                                  1,500        1,660      .10
AES Drax Holdings Ltd. 10.41% 2020 /2/                                           1,000        1,071      .07



AUTO COMPONENTS  -  0.31%
TRW Inc. 8.75% 2006                                                              5,000        4,981      .31



TOBACCO  -  0.31%
Nabisco, Inc. 7.05% 2007                                                         4,990        4,908      .31



GAS UTILITIES  -  0.26%
NiSource Finance Corp. 7.625% 2005 /2/                                           4,000        4,123      .26


AUTOMOBILES  -  0.23%
Ford Motor Credit Co. 5.80% 2009                                                 4,000        3,604      .23



PAPER & FOREST PRODUCTS  -  0.20%
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                                    2,000        1,650      .10
Kappa Beheer BV 10.625% 2009                                                     1,250        1,203      .08
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                    1,000          380      .02



TEXTILES & APPAREL  -  0.20%
VF Corp. 8.50% 2010 /2/                                                          3,000        3,128      .20


REAL ESTATE  -  0.18%
Chevy Chase Bank, FSB 9.25% 2008                                                 2,000        1,840      .12
EOP Operating LP 7.25% 2018                                                      1,000          908      .06


ELECTRICAL EQUIPMENT  -  0.13%
SpectraSite Holdings, Inc.:
 0%/11.25% 2009 /4/                                                              1,500          821
 12.50% 2010 /2/                                                                   750          748
 10.75% 2010                                                                       500          465      .13



CONTAINERS & PACKAGING  -  0.13%
Container Corp. of America 9.75% 2003                                            2,000        1,998      .13


FOOD PRODUCTS  -  0.09%
Fage Dairy Industry SA 9.00% 2007                                                2,000        1,460      .09



SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.07%
Hyundai Semiconductor America, Inc. 8.625% 2007 /2/                              1,450        1,148      .07



AIR FREIGHT & COURIERS  -  0.05%
Eletson Holdings Inc. 9.25% 2003                                                   875          849      .05



COMMUNICATIONS EQUIPMENT  -  0.05%
SBA Communications Corp. 0%/12.00% 2008 /4/                                      1,000          770      .05



INTERNET SOFTWARE & SERVICES  -  0.05%
GT Group Telecom Inc., units, 0%/13.25% 2010 /4//6/                              2,250          752      .05



SPECIALTY RETAIL  -  0.04%
Venator Group, Inc., Series A, 7.00% 2002                                          750          654      .04



HEALTH CARE PROVIDERS & SERVICES  -  0.00%
Integrated Health Services, Inc., Series A: /6//7/
 9.25% 2008                                                                      1,750           18
 9.50% 2007                                                                      1,250           13      .00

ASSET-BACKED SECURITIES/8/  -  1.66%
Credit Card:
  NextCard, Inc. 7.548% 2006 /2//3/                                               2750         2739     0.17
  First Consumer Master Trust, Series 1999-A,                                     2250         2228     0.14
 Class A, 5.80% 2005 /2/
  H. S. Receivables Corp., Series 1999-1,                                         2031         2052     0.13
 Class A, 8.13% 2006 /2/
  Providian Master Trust:
   Series 1999-2, Class A, 6.60% 2007                                             1750         1771     0.11
   Series 2000-1, Class C, 7.86% 2009 /2//3/                                      1500         1502     0.09
Home Improvement:/8/
  Money Store Residential Trust 1997-1,                                           5000         5019     0.32
 Class M-1, 7.085% 2016
  FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                 1216         1216     0.08
 Class A-6, 6.95% 2015
Auto Loan:/8/
  MMCA Auto Owner Trust, Series 2000-2,                                           2000         2071     0.13
 Class B, 7.42% 2005
  Drive Auto Receivables Trust, Series 2000-1,                                    2000         2003     0.13
 Class A, 6.672% 2006/2/
Home Equity:
  Residential Funding Mortgage Securities I,                                      3000         3011     0.19
 Series 2000-HI5, Class AI4, 6.94% 2014/8/
Airplane & Etc.:
  Airplanes Pass Through Trust, pass-through                                      2799         2740     0.17
 certificates, Class 1-C, 8.15%  2019 /8/


OTHER MORTGAGE PASS-TROUGHS/8/ - 1.16%
Commercial Mortgage-Backed Securities:
  DLJ Commercial Mortgage Corp.:
   Series 1998-CF1, Class A-1B, 6.41% 2008                                        5000         5031
   Series 1996-CF2, Class A1B, 7.29% 2021 /2/                                     3000         3118     0.52
  Starwood Asset Receivables Trust, Series 2000-1,                                5000         5011     0.32
 Class D, 8.07% 2022 /2//3/
  Morgan Stanley Capital I, Inc., Series 1998-HF2,                                3000         3027     0.19
 Class A-2, 6.48% 2030
  L.A. Arena Funding, LLC 7.656% 2026 /2/                                         2000         2021     0.13



AGENCY PASS-TROUGH SECURITIES -  4.16% /8/
Government National Mortgage Assn.:
 7.00% 2022-2029                                                                16,443       16,516
 8.00% 2020-2029                                                                13,831       14,193
 7.50% 2029                                                                     13,580       13,813
 6.50% 2029                                                                      8,669        8,572
 8.50% 2021-2029                                                                 1,899        1,959
 10.00% 2019                                                                       425          463     3.49
Fannie Mae:
 6.00% 2013                                                                      7,390        7,295
 8.50% 2030                                                                      2,431        2,505
 7.00% 2009                                                                        735          745
 9.00% 2019                                                                        105          109      .67



U.S. TREASURIES  -  11.29%
 7.25% 2004-2016                                                                50,000       56,566
 6.50% 2002-2005                                                                50,000       51,550
 7.00% 2006                                                                     25,000       27,211
 10.375% 2012                                                                   14,000       17,999
 3.876% 2002 /3/ /9/                                                            10,000       10,876
 6.625% 2007                                                                     8,000        8,622
 8.75% 2008                                                                      5,000        5,436
 11.75% 2010                                                                       500          617
 10.75% 2003                                                                       500          560    11.29

TOTAL BONDS & NOTES (cost: $541,153,000)                                                    528,752    33.24






                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
SHORT-TERM SECURITIES                                                            (000)        (000)  Assets

CORPORATE SHORT-TERM NOTES  -  4.91%

Park Avenue Receivables Corp. 6.52%-6.62%                                     $19,000      $18,950    1.19%
 due 1/11-1/23/01 /2/
American Express Credit Corp. 6.50% due 1/2/01                                  14,320       14,310      .90
Verizon Global Funding Corp. 6.53%-6.58%                                        12,500       12,480      .79
 due 1/8-1/12/01
Ciesco L.P. 6.57% due 1/4/01                                                    10,000        9,993      .63
Estee Lauder Companies Inc. 6.58% due 1/18/01 /2/                                8,000        7,973      .50
Monsanto Co. 6.43% due 2/2/01 /2/                                                7,200        7,157      .45
Gannett Co., Inc. 6.52% due 1/8/01 /2/                                           7,100        7,090      .45

TOTAL SHORT-TERM SECURITIES (cost: $77,953,000)                                              77,953     4.91

TOTAL INVESTMENT SECURITIES (cost: $1,414,178,000)                                        1,582,098    99.56
Excess of cash and receivables over payables                                                  7,063      .44

NET ASSETS                                                                               $1,589,161 100.00%


/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Coupon rate may change periodically.
/4/ Step bond;coupon rate will increase at a later date.
/5/ Payment in kind. The issuer has the option of paying
    additional securities in lieu of cash.
/6/ Valued under procedures established by the Board of
    Trustees.
/7/ Company not making interest or dividend payments;
    bankruptcy proceedings pending.
/8/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
/9/ Index-linked bond whose principal amount moves with
    a government retail price index.
[end chart]

[begin table]
Equity securities appearing in the portfolio since June 30, 2000

Agilent Technologies
Alcoa
Burlington Northern Santa Fe
GT Group Telecom
Interpublic Group of Companies
Leap Wireless International
Premcor USA
Radio One
Texas Instruments


Equity securities eliminated from the portfolio since June 30, 2000

Adaptec
CarrAmerica Realty
Dover
Emerson Electric
IBJ Preferred Capital
Ingram Micro
Kerr-McGee
Phillips Petroleum
Storage Technology
Sunglass Hut International
Swire Pacific Capital
[end table]


American Variable Insurance Series Bond Fund
Investment Portfolio, December 31, 2000
Investments primarily in bonds


[begin pie chart]
Corporate Bonds & Notes                                                      52.87%
U.S. Treasuries                                                               9.64%
Agency Pass-Through Securities                                                8.37%
Equity Securities                                                             5.65%
Other Mortgage Pass-Throughs                                                  4.64%
Non-U.S. Government Bonds                                                     3.49%
Asset-Backed Securities                                                       2.60%
Cash & Equivalents                                                           12.74%
[end pie chart]



[begin chart]
                                                                          Principal      Market  Percent
                                                                             Amount       Value   of Net
Bonds & Notes                                                                  (000)       (000)  Assets
MEDIA  -  7.18%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
      0%/9.75% 2007 (1)                                                    $  3,750    $  3,291
      8.875% 2007                                                                500         509     1.29
Charter Communications Holdings, LLC:
      0%/9.92% 2011 (1)                                                        2,750       1,595
      10.00% 2009                                                              1,500       1,440
      8.25% 2007                                                                 500         455
      0%/11.75% 2010 (1)                                                         450         259     1.27
Fox Family Worldwide, Inc.
      0%/10.25% 2007 (1)                                                       2,250       1,811
      9.25% 2007                                                                 500         505      .79
CBS Corp. 7.15% 2005                                                           2,000       2,031
Viacom Inc. 7.70% 2010                                                           250         262      .78
British Sky Broadcasting Group PLC 8.20% 2009                                  1,750       1,658      .56
Telemundo Holdings, Inc., Series B,                                            1,500       1,012      .34
 0%/11.50% 2008  (1)
Liberty Media Corp. 7.875% 2009                                                1,000         986      .33
Citadel Broadcasting Co. 9.25% 2008                                            1,000         965      .33
Young Broadcasting Inc. 9.00% 2006                                               875         822      .28
Cablevision Industries Corp. 8.125% 2009                                         750         764      .26
American Media Operations, Inc. 10.25% 2009                                      750         731      .25
Time Warner Inc. 7.75% 2005                                                      500         523      .18
Chancellor Media Corp. of Los Angeles,                                           500         513      .17
 Series B, 8.75% 2007
United Pan-Europe Communications NV 10.875% 2009                                 500         326      .11
Rogers Communications Inc. 8.875% 2007                                           250         251      .09
RBS Participacoes SA 11.00% 2007 (2)                                             250         208      .07
Hearst-Argyle Television, Inc. 7.00% 2018                                        175         151      .05
Carmike Cinemas, Inc., Series B, 9.375% 2009 (3)                                 225          59      .02
TVN Entertainment Corp., Series B, 14.00% 2008 (4)                               300          42      .01

WIRELESS TELECOMMUNICATION SERVICES  -  6.37%
Nextel Communications, Inc.:
      0%/9.75% 2007 (1)                                                        2,475       1,856
      0%/9.95% 2008 (1)                                                        2,375       1,746
      0%/10.65% 2007 (1)                                                       1,275         998
      12.00% 2008                                                                500         530     1.74
Clearnet Communications Inc.: (1)
      0%/10.40% 2008                                                       C$ 3,000        1,681
      0%/11.75% 2007                                                           2,658       1,587
      0%/10.125% 2009                                                        $  500          400     1.25
VoiceStream Wireless Corp., 10.375% 2009                                       2,112       2,275
Omnipoint Corp. 11.50% 2009 (2,4)                                              1,000       1,065     1.13
Crown Castle International Corp.:
     0%/10.625% 2007 (1)                                                       1,000         810
     0%/11.25% 2011 (1)                                                        1,000         690
     10.75% 2011                                                                 500         513      .68
McCaw International, Ltd. 0%/13.00% 2007 (1)                                   2,125       1,317
Nextel International, Inc. 0%/12.125% 2008 (1)                                 1,000         530      .63
PanAmSat Corp. 6.125% 2005                                                     1,000         937      .32
Leap Wireless International, Inc.,                                             4,000         835      .28
 0%/14.50% 2010 (1,4)
Vodafone Group PLC (formerly Vodafone                                            500         521      .18
 AirTouch PLC) 7.75% 2010
Dobson/Sygnet Communications Co. 12.25% 2008                                     250         248      .08
PageMart Wireless, Inc. 0%/11.25% 2008 (1)                                       750         221      .08

DIVERSIFIED FINANCIALS  -  4.89%
Advanta Corp.:
     Series B, 7.00% 2001                                                      2,265       2,208
     Series D, 6.925% 2002                                                     1,000         930
     Series D, 6.98% 2002                                                      1,000         929
Advanta Capital Trust I, Series B, 8.99% 2026                                    500         255     1.46
Capital One Financial Corp.  7.125% 2008                                       1,000         893
Capital One Bank:
     8.25% 2005                                                                  800         812
     6.375% 2003                                                                 500         488
Capital One Capital I 8.309% 2027 (2,5)                                          250         200      .81
J.P. Morgan & Co. Inc., Series A, 8.08% 2012 (5,6)                             2,000       1,771      .60
MBNA Corp.:
     Capital, Series A, 8.278% 2026                                              850         652
     6.75% 2008                                                                  500         461      .38
Household Finance Corp.:
     8.00% 2005                                                                  500         524
     5.875% 2009                                                                 350         322
     6.40% 2008                                                                  250         238      .37
ING Capital Funding Trust III 8.439% (undated) (5)                               750         765
ReliaStar Financial Corp. 8.00% 2006                                             250         263      .35
AT&T Capital Corp. 6.875% 2001                                                 1,000         997      .34
GS Escrow Corp.:
     7.00% 2003                                                                  500         486
     7.125% 2005                                                                 500         475      .32
Providian Financial Corp. 9.525% 2027 (2)                                        750         487      .17
Equitable Life Assurance Society of                                              250         252      .09
 the United States 6.95% 2005 (2)

HOTELS, RESTAURANTS & LEISURE  -  4.20%
Mirage Resorts, Inc.:
     6.625% 2005                                                               2,000       1,924
     6.75% 2008                                                                  250         233
MGM Mirage, Inc.:
     8.50% 2010                                                                1,875       1,925
     6.95% 2005                                                                  500         489     1.55
Six Flags, Inc. (formerly Premier Parks Inc.):
     9.75% 2007                                                                1,000         980
     0%/10.00% 2008 (1)                                                        1,250         863      .62
Horseshoe Gaming Holding Corp.,                                                1,500       1,447      .49
 Series B, 8.625% 2009
Royal Caribbean Cruises Ltd.:
     7.00% 2007                                                                  925         849
     6.75% 2008                                                                  175         157      .34
Harrah's Operating Co., Inc. 7.50% 2009                                        1,000         977      .33
Boyd Gaming Corp.:
     9.25% 2003                                                                  500         485
     9.50% 2007                                                                  500         455      .31
Florida Panthers Holdings, Inc. 9.875% 2009                                    1,000         905      .31
International Game Technology:
     7.875% 2004                                                                 500         495
     8.375% 2009                                                                 250         248      .25

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.90%
CenturyTel, Inc., Series H, 8.375% 2010                                        2,750       2,869      .98
NTL Inc. (formerly NTL Communications Corp.):
     11.875% 2010 (2)                                                          1,000         885
     Series B, 10.00% 2007                                                       250         215
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                650         559      .56
COLT Telecom Group PLC:
     8.875% 2007                                                            DM1,250          582
     7.625% 2008                                                               1,000         439
     0%/12.00% 2006 (1)                                                         $250         225      .43
Dobson Communications Corp. 10.875% 2010                                       1,000         985      .33
NTELOS, Inc. 13.00% 2010 (4)                                                   1,250         910      .31
NEXTLINK Communications, Inc.:
     0%/12.25% 2009 (1)                                                          875         438
     9.625% 2007                                                                 500         395      .28
Qwest Communications International Inc.,                                         750         637      .22
 0%/8.29% 2008 (1)
Level 3 Communications, Inc. 11.25% 2010                                    EURO 750         588      .20
Maxcom Telecomunicaciones, SA de CV, 13.75% 2007                              $1,000         482      .16
VersaTel Telecom International NV:
     11.25% 2010                                                            EURO 500         305
     11.875% 2009                                                               $250         158      .16
Allegiance Telecom, Inc. 0%/11.75% 2008 (1)                                      750         458      .15
Mpower Holding Corp. 13.00% 2010                                                 700         315      .11
Viatel, Inc. 11.25% 2008                                                         125          37      .01

BANKS  -  3.82%
SocGen Real Estate Co. LLC, Series A, 7.64%                                    2,250       2,184      .74
 (undated) (2,5)
HSBC Capital Funding LP, Series 1, 9.547%                                      1,500       1,652      .56
 noncumulative preferred (undated) (2,5)
UBS AG 8.622% (undated)                                                        1,250       1,314      .45
National Westminster Bank PLC:
     9.375% 2003                                                                 276         298
     7.75% (undated) (5)                                                         250         250
Bank of Scotland 7.00% (undated) (2,5)                                           480         451      .34
BNP Paribas 9.003% (undated) (2)                                                 850         886      .30
Washington Mutual Finance Corp. 8.25% 2005                                       800         846      .29
Abbey National PLC 7.35% (undated) (5)                                           825         806      .27
AB Spintab 7.50% (undated) (2,5)                                                 750         732      .25
Sakura Capital Funding 7.70% (undated) (2,5)                                     500         484      .16
Imperial Capital Trust I, Imperial Bancorp                                       350         352      .12
 9.98% 2026
Riggs Capital Trust II 8.875% 2027                                               500         313      .11
Bankers Trust New York Corp. 6.70% 2007                                          250         246      .08
Komercni Finance BV 9.00%/10.75% 2008 (1,2)                                      250         241      .08
BankUnited Capital Trust, BankUnited                                             250         194      .07
 Financial Corp. 10.25% 2026

ELECTRIC UTILITIES  -  3.09%
Edison Mission Holdings Co. 8.734% 2026                                        1,000         979
Edison Mission Energy 7.73% 2009                                               1,000         852
Midwest Generation, LLC 8.56% 2016 (2)                                           900         831      .90
AES Drax Holdings Ltd. 10.41% 2020 (2)                                         1,850       1,980      .67
Israel Electric Corp. Ltd.: (2)
     7.70% 2018                                                                1,000         914
     7.75% 2027                                                                  620         546      .50
AES Ironwood, LLC 8.857% 2025                                                  1,250       1,237      .42
AES Red Oak, LLC, Series B, 9.20% 2029                                         1,000       1,013      .34
Commonwealth Edison Co. 9.875% 2020                                              400         443      .15
Transener 9.25% 2008 (2)                                                         385         313      .11

COMMERCIAL SERVICES & SUPPLIES  -  2.51%
Waste Management, Inc.:
     6.625% 2002                                                                 925         914
     7.10% 2026                                                                  500         494
     6.375% 2003                                                                 500         484
     6.875% 2009                                                                 500         470      .80
Allied Waste North America, Inc.,                                              2,125       1,987      .67
 Series B, 10.00% 2009
Lindsey Morden Group Inc., Series B,                                        C$ 2,750       1,581      .54
 7.00% 2008 (2)
Cendant Corp. 7.75% 2003                                                      $1,500       1,478      .50
Safety-Kleen Corp. 9.25% 2009 (3,4)                                            1,000          10      .00

AIRLINES  -  1.81%
Continental Airlines, Inc., pass-through
 certificates:(7)
     Series 1998-3, Class C-2, 7.25% 2005                                        500         500
     Series 1998-3, Class A-2, 6.32% 2008                                        500         479
     Series 1999-1, Class B, 6.795% 2020                                         496         479
     Series 1998-1, Class A,  6.648% 2019                                        474         468
     Series 1997-1, Class C-1,7.42% 2007(5)                                      444         445
     Series 1996, Class C, 9.50% 2015                                            216         236      .89
United Air Lines, Inc.:(7)
     Class A-2, 7.73% 2010                                                     1,000       1,046
     10.67% 2004                                                                 500         527      .53
Jet Equipment Trust: (2,7)
     Series 1995-D, 11.44% 2014                                                  300         335
     Series 1994-A, Class B1,11.79% 2013                                         250         283      .21
US Airways Group, Inc., pass-through                                             500         521      .18
 certificates, Series 2000-3G 7.89% 2020 (7)

INSURANCE  -  1.71%
Conseco, Inc. 9.00% 2006                                                       2,000       1,410
Conseco Financing Trust II (formerly                                           2,000         740      .73
 Conseco, Inc.) 8.70% 2026
Allstate Corp. 7.20% 2009                                                      1,500       1,548      .52
Royal & Sun Alliance Insurance Group PLC                                         700         703      .24
 8.95% 2029
Jefferson-Pilot Corp. 8.14% 2046 (2)                                             700         651      .22

HEALTH CARE PROVIDERS & SERVICES  -  1.49%
HCA - The Healthcare Co. (formerly
 Columbia/HCA Healthcare Corp.):
     6.91% 2005                                                                2,000       1,935
     7.15% 2004                                                                1,000         976
     8.75% 2010                                                                  500         526
     8.85% 2007                                                                  500         517     1.34
Paracelsus Healthcare Corp. 10.00% 2006(3)                                     1,000         396      .14
Integrated Health Services, Inc.: (3,4)
     Series A, 9.25% 2008                                                      2,000          20
     Series A, 9.50% 2007                                                        750           8      .01

OIL & GAS  -  1.43%
Petrozuata Finance, Inc.:(2)
     Series B, 8.22% 2017                                                      1,500       1,144
     Series A, 7.63% 2009                                                        500         427      .53
Premcor USA Inc. (formerly Clark USA, Inc.)                                    1,750         945      .32
 10.875% 2005
PDVSA Finance Ltd.:
     7.40% 2016                                                                  485         404
     9.75% 2010                                                                  250         258      .23
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                       500         521      .18
Norcen Energy Resources Ltd. 7.375% 2006                                         500         519      .17

CONTAINERS & PACKAGING  -  1.22%
Tekni-Plex, Inc. 12.75% 2010                                                   1,500       1,207      .41
Container Corp. of America 9.75% 2003                                          1,000         999      .34
Graham Packaging Co.:
     8.75% 2008                                                                  500         300
     0%/10.75% 2009 (1)                                                          750         240      .18
Printpack, Inc. 10.625% 2006                                                     500         465      .16
Packaging Corp. of America, Series B, 9.625% 2009                                375         388      .13

GAS UTILITIES  -  0.99%
NiSource Inc.: (2)
     7.875% 2010                                                               1,550       1,621
     7.625% 2005                                                               1,250       1,289      .99

PAPER & FOREST PRODUCTS  -  0.92%
Pindo Deli Finance Mauritius Ltd.:
     10.25% 2002                                                               1,500         885
     10.75% 2007                                                                 750         285      .40
Scotia Pacific Co. LLC, Series B, Class A-2,                                   1,000         825      .28
 7.11% 2014
Kappa Beheer BV 10.625% 2009                                                EURO 750         722      .24

TEXTILES & APPAREL  -  0.91%
VF Corp. 8.50% 2010 (2)                                                       $1,750       1,824      .61
Levi Strauss & Co.:
     6.80% 2003                                                                  550         465
     7.00% 2006                                                                  500         405      .30

ELECTRICAL EQUIPMENT  -  0.82%
SpectraSite Holdings, Inc.:
     12.50% 2010 (2)                                                           1,500       1,496
     Series B, 0%/11.25% 2009 (1)                                              1,125         616
     Series B, 0%/12.00% 2008 (1)                                                500         290      .82

MULTILINE RETAIL  -  0.81%
J.C. Penney Co., Inc.:
     8.25% 2022                                                                2,150         968
     7.125% 2023                                                                 600         288
     7.65% 2016                                                                  500         257
     7.60% 2007                                                                  250         150      .56
Dillard's, Inc.:
     6.30% 2008                                                                  700         490
     6.43% 2004                                                                  300         234      .25

METALS & MINING  -  0.70%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                   2,000       1,360      .46
Freeport-McMoRan Copper & Gold Inc.:
     7.20% 2026                                                                1,000         634
     7.50% 2006                                                                  100          60      .24

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.58%
Hyundai Semiconductor America, Inc. 8.625%                                     1,500       1,188      .40
 2007 (2)
Zilog, Inc. 9.50% 2005                                                           950         522      .18

CHEMICALS  -  0.52%
Reliance Industries Ltd. : (2)
     10.25% 2097                                                                 500         415
     Series B, 10.25% 2097                                                       500         415      .28
Equistar Chemicals, LP 8.75% 2009                                                750         688      .24

AIR FREIGHT & COURIERS  -  0.48%
Atlas Air, Inc., pass-through certificates,                                    1,450       1,425      .48
 Series 1998-1, Class A, 7.38%  2018 (7)

REAL ESTATE  -  0.41%
Wharf International Finance Ltd.,                                                515         503      .17
 Series A, 7.625% 2007
Chevy Chase Bank, FSB 9.25% 2008                                                 500         460      .16
ProLogis Trust 7.05% 2006                                                        250         248      .08

INTERNET SOFTWARE & SERVICES  -  0.38%
GT Group Telecom Inc. 0%/13.25% 2010 (1,4)                                     2,000         668      .22
Exodus Communications, Inc. 11.625% 2010 (2)                                     500         458      .16

CONSTRUCTION & ENGINEERING  -  0.33%
McDermott Inc. 9.375% 2002                                                     1,150         966      .33

LEISURE EQUIPMENT & PRODUCTS  -  0.29%
Hasbro, Inc. 7.95% 2003                                                        1,000         860      .29

FOOD PRODUCTS  -  0.29%
Gruma, SA de CV 7.625% 2007                                                    1,000         773      .26
New World Pasta Co. 9.25% 2009                                                   175          74      .03

AUTOMOBILES  -  0.23%
Ford Motor Credit Co. 5.80% 2009                                                 750         676      .23

HOUSEHOLD DURABLES  -  0.17%
Salton/Maxim Housewares, Inc. 10.75% 2005                                        500         485      .17

AUTO COMPONENTS  -  0.15%
TRW Inc. 7.125% 2009                                                             500         447      .15

MACHINERY  -  0.09%
Deere & Co. 8.95% 2019                                                           250         268      .09

MULTI-UTILITIES  -  0.09%
Florida Gas Transmission Co. 7.625% 2010 (2)                                     250         259      .09

ENERGY EQUIPMENT & SERVICES  -  0.09%
Colonial Pipeline Co. 7.75% 2010 (2)                                             250         256      .09

OTHER MORTGAGE PASS-THROUGHS (7)  -  4.64%
Commercial Mortgage Backed Securities:
  Merrill Lynch Mortgage Investors, Inc.:
     Series 1995-C3, Class A-3, 7.071% 2025 (5)                                2,800       2,879
     Series 1999-C1, Class A-2, 7.56% 2009                                     1,500       1,599     1.52
  GS Mortgage Securities Corp. II, mortgage
   pass-through certificates:(5)
     Series 1998-C1, Class E, 7.242% 2030                                      1,250       1,181
     Series 1998-C1, Class D, 7.242% 2030                                      1,000         979      .73
  Nomura Asset Securities Corp., Series 1998-D6,                               1,582       1,590      .54
   Class A-A1, 6.28% 2030
  L.A. Arena Funding, LLC, Series 1, Class A,                                  1,300       1,314      .45
   7.656% 2026 (2)
  CS First Boston Mortgage Securities Corp.,                                   1,009       1,013      .34
   Series 1998-C1, Class A-1A, 6.26% 2040
  Morgan Stanley Capital I, Inc., Series 1998-HF2,                             1,000       1,009      .34
   Class A-2, 6.48% 2030
  DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                600         612      .21
   Class A1B, 6.85% 2027 (2)
  GMAC Commercial Mortgage Securities, Inc.,                                     153         154      .05
   Series 1997-C1, Class A1, 6.83% 2003
Private Issue Collateralized Mortgage Obligations:
  Norwest Asset Securities Corp., Series 1998-31,                                775         764      .26
   Class A-1, 6.25% 2014
  Structured Asset Securities Corp.,                                             563         594      .20
   Series 1998-RF2, Class A, 8.535% 2027 (2,5)

ASSET-BACKED SECURITIES  -  2.60%
Stranded Asset :
  ComEd Transitional Funding Trust, transitional
   funding trust note, Series 1998,
   Class A-4, 5.39% 2005                                                       2,000       1,985      .67
Home Improvement :
  Conseco Finance Home Loan Trust, Series 1999-G,                              1,750       1,463      .49
   Class B-2, 10.96% 2029
  FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                405         405      .14
   Class A-6, 6.95% 2015
Airplane & Etc.
  Airplanes Pass Through Trust, pass-through                                   1,633       1,599      .54
   certificates, Series 1, Class C, 8.15% 2019(7)
Manufactured Housing:
  Green Tree Financial Corp., pass-through
   certificates: (7)
     Series 1996-5, Class B-2, 8.45% 2027                                        992         553
     Series 1995-6, Class B-2, 8.00% 2026                                        940         510
     Series 1997-8, Class B-2, 7.75% 2028                                        500         253      .45
Home Equity:
  Conseco Finance Home Equity Loan Trust
   (formerly Conseco Finance Securitizations Corp),
   Series 2000-A, Class BV-2,9.42% 2031(5,7)                                   1,000         913      .31

NON-U.S. GOVERNMENT BONDS  -  3.49%
Deutschland Republic:
     5.25% 2008                                                          EURO 2,750        2,663
     8.00% 2002                                                                1,000         987     1.24
Argentina (Republic of):
     Series C, 0% 2001                                                        $1,250       1,178
     11.00% 2005                                                                 500         470      .56
United Mexican States Government,
 Eurobonds, Global:
     11.375% 2016                                                                750         876
     8.625% 2008                                                                 500         500      .47
Ontario (Province of) 5.50% 2008                                               1,000         962      .33
Panama (Republic of) 8.875% 2027                                               1,000         853      .29
Canadian Government 4.64% 2026 (6)                                          C$1,000          835      .28
Brazil (Federal Republic of) 14.50% 2009                                    $   500          553      .19
Philippines (Republic of) 9.875% 2019                                            500         402      .13

AGENCY PASS-THROUGH SECURITIES - 8.37%(7)
Government National Mortgage Assn.:
     8.00% 2023-2030                                                           8,313       8,532
     7.50% 2023-2030                                                           5,324       5,415
     7.00% 2023-2029                                                           4,171       4,190
     6.00% 2029                                                                1,873       1,817
     6.50% 2025-2028                                                             976         966
     10.00% 2019                                                                 283         309
     9.50% 2021                                                                  267         276     7.30
Fannie Mae:
     7.00% 2026                                                                1,108       1,114
     6.00% 2013                                                                  777         767
     10.00% 2018-2025                                                            360         391
     9.00% 2021                                                                  251         261
     6.50% 2026                                                                  176         173      .92
Freddie Mac: 7.00% 2015                                                          441         445      .15

U.S. TREASURIES  9.64%
     8.875% 2017                                                               7,125       9,684
     6.25% 2003                                                                5,600       5,718
     5.50% 2009                                                                5,250       5,355
     3.648% 2007 (5,6)                                                         2,000       2,155
     10.375% 2009-2012                                                         1,500       1,872
     7.25% 2004                                                                1,500       1,604
     7.50% 2016                                                                1,000       1,205
     6.125% 2027                                                                 750         806     9.64

Total Bonds & Notes   (cost: $255,962,000)                                               240,513    81.61




                                                                         Principal
                                                                       Amount (000)      Market  Percent
                                                                          or Number       Value   of Net
Stocks ( common and preferred)                                            of Shares        (000)  Assets

BANKS  -  1.71%
BNP U.S. Funding LLC, Series A, 7.738%                                        $1,550       1,499      .51
 noncumulative preferred (undated) (France)(2)
Fuji JGB Investment LLC, Series A, 9.87%                                        $850         815      .28
 noncumulative preferred (undated) (Japan)(2)
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                    $750         756      .26
 noncumulative preferred (undated) (Japan)(1,2)
First Republic Capital Corp., Series A, 10.50%                                   750         638      .22
 preferred (2)
Tokai Preferred Capital Co. LLC, Series A,                                      $500         480      .16
 9.98%/11.091% noncumulative preferred (undated)
 (Japan)(1,2)
NB Capital Corp. 8.35% exchangeable depositary                                20,000         474      .16
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                  $400         364      .12
 noncumulative preferred (undated) (Japan)(2)

MEDIA  -  0.58%
Radio One, Inc. 6.50% convertible                                              1,000         770      .27
 preferred 2000 (2)
Cumulus Media Inc. 13.75% preferred 2009                                         726         508      .17
Adelphia Communications Corp., Series B,                                       5,000         415      .14
 13.00% preferred 2009 (8)
V2 Music Holdings PLC, warrants, expire 2000                                     575          -        -
 (United Kingdom) (2,4,8)
TVN Entertainment Corp., warrants,                                               300          -        -
 expires 2008 (2,4,8)

WIRELESS TELECOMMUNICATION SERVICES  -  0.56%
Crown Castle International Corp. 12.75% senior                                 1,284       1,284      .44
 exchangeable preferred 2010 (8,9)
Nextel Communications, Inc., Series D, 13.00%                                    374         352      .12
 exchangeable preferred, redeemable 2009 (8,9)
Leap Wireless International, Inc., warrants,                                   4,000           5      .00
 expire 2010 (2,4,8)
McCaw International, Ltd., warrants,                                           2,000           5      .00
 expire 2007  (2,4,8)

DIVERSIFIED FINANCIALS  -  0.50%
Swire Pacific Capital Ltd. 8.84% cumulative                                   65,000       1,462      .50
 guaranteed perpetual capital securities
 (Hong Kong)  (2)

REAL ESTATE  -  0.27%
ProLogis Trust, Series D, 7.92% preferred                                     40,000         802      .27

MULTILINE RETAIL  -  0.13%
Kmart Financing I Trust 7.75%                                                 14,000         374      .13
  convertible preferred 2016

AEROSPACE & DEFENSE  -  0.06%
EarthWatch Inc., Series B, 7.00%                                              79,128         189      .06
  convertible preferred 2009 (2,4,8)

INTERNET SOFTWARE & SERVICES  -  0.02%
GT Group Telecom Inc., warrants, expire 2010                                   2,000          72      .02
 (Canada) (2,4,8)

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.00%
NTL Inc., warrants, expire 2008 (2,4,8)                                          238           4      .00
NTELOS, Inc. , warrants, expire 2010 (4,8)                                     1,250           2      .00
Maxcom Telecomunicaciones, SA de CV, warrants,                                 1,000          -        -
 expire 2007 (Mexico) (2,4,8)

TOTAL STOCKS (cost:  $11,784,000)                                                         11,270     3.83




                                                                          Principal      Market  Percent
                                                                             Amount       Value   of Net
Convertible Debentures                                                        (000)        (000)  Assets

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.50%
Bell Atlantic Financial Services, Inc.,
 senior exchangeable notes:
 5.75% 2003                                                                    $750          732
 5.75% 2003 (2)                                                                  750         732      .50

COMMERCIAL SERVICES & SUPPLIES  -  0.45%
Waste Management, Inc. 4.00% 2002                                              1,400       1,341      .45

HEALTH CARE PROVIDERS & SERVICES - 0.27%
Omnicare, Inc. 5.00%  2007                                                     1,000         803      .27

SPECIALTY RETAIL  -  0.15%
Sunglass Hut International, Inc. 5.25% 2003                                      600         443      .15

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.14%
Adaptec, Inc. 4.75% 2004                                                         500         398      .14

MEDIA  -  0.04%
V2 Music Holdings PLC  6.50% 2012 (2,4)                                          478         129      .04

MISCELLANEOUS  -  0.27%
Other convertible debentures in initial                                                      812      .27
 period of acquisition
TOTAL CONVERTIBLE DEBENTURES (cost: $5,644,000)                                            5,390     1.82
TOTAL EQUITY SECURITIES (cost: $17,428,000)                                               16,660     5.65




SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  12.15%
American Express Credit Corp. 6.53% due 1/5/01                                 5,900       5,895     2.00
Knight-Ridder, Inc. 6.44% due 1/25/01                                          5,450       5,426     1.84
Emerson Electric Co. 6.48% due 1/22/01 (2)                                     5,200       5,179     1.76
Corporate Asset Funding Co. Inc. 6.57%-6.58%                                   4,600       4,592     1.56
 due 1/10/01 (2)
Gillette Co. 6.50% due 1/12/01 (2)                                             4,600       4,590     1.56
McDonald's Corp. 6.48% due 1/19/01 (2)                                         4,200       4,186     1.42
Harvard University 6.43% due 1/2/01                                            2,200       2,198      .74
BellSouth Capital Funding Corp. 6.53%                                          2,000       1,999      .68
 due 1/3/01 (2)
Estee Lauder Companies Inc. 6.60% due 1/18/01(2)                               1,000         997      .34
Park Avenue Receivables Corp. 6.75% due 1/4/01(2)                                759         758      .25

FEDERAL AGENCY DISCOUNT NOTES - 0.98%
Federal Home Loan Banks 6.39% due 2/2/01                                       1,900       1,889      .64
Fannie Mae 6.38% due 1/25/01                                                   1,000         995      .34

TOTAL SHORT-TERM SECURITIES (cost: $ 38,704,000)                                          38,704    13.13
TOTAL INVESTMENT SECURITIES (cost: $312,094,000)                                         295,877   100.39
Excess of payables over cash and receivables                                               1,152     0.39
NET ASSETS                                                                              $294,725 100.00%


(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
(3) Company not making interest payments;
    bankruptcy proceedings pending.
(4) Valued under procedures established by the Board of Trustees.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) Non-income-producing security.
(9) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements
[end chart]


                                                                                                  c>
American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, December 31, 2000
Investments primarily in bonds

[begin pie chart]
Corporate Bonds & Notes                                                         78.34%
Equity Securities                                                                13.95
U.S. Treasuries                                                                  1.78
Non-U.S. Government Bonds                                                        1.47
Other Mortgage Pass-Throughs                                                     0.26
Cash and Equivalents                                                             4.20
[end pie chart]

[begin table]
                                                                           Percent of
Largest Corporate Holdings                                                 Net Assets
VoiceStream Wireless                                                             4.94%
Nextel Communications                                                            4.14
Crown Castle International                                                       3.05
Container Corp. of America                                                       3.03
Clearnet Communications                                                          2.96
Charter Communications Holdings                                                  2.79
Fox/Liberty Networks                                                             2.10
COLT Telecom Group                                                               2.06
NTL                                                                              1.89
Allied Waste North America                                                       1.79
[end table]



[begin chart]
                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
Bonds & Notes                                                                    (000)       (000)  Assets
WIRELESS TELECOMMUNICATION SERVICES - 17.70%
VoiceStream Wireless Corp.:
  10.375% 2009                                                                 $19,627     $21,148
  0%/11.875% 2009 (1)                                                            7,500       5,400     4.80
Clearnet Communications Inc.: (1)
  0%/11.75% 2007                                                             C$20,825       12,436
  0%/10.40% 2008                                                                 7,000       3,923     2.96
Nextel Communications, Inc.: (1)
  0%/10.65% 2007                                                                $6,500       5,086
  0%/9.95% 2008                                                                  3,000       2,205
  0%/9.75% 2007                                                                  2,000       1,500     1.58
Crown Castle International Corp.:
  0%/11.25% 2011 (1)                                                             6,000       4,140
  0%/10.625% 2007  (1)                                                           3,500       2,835
  10.75% 2011                                                                    1,500       1,537     1.54
McCaw International, Ltd. 0%/13.00%                                              7,000       4,340
 2007 (1)
Nextel International, Inc. 0%/12.125%                                            6,000       3,180     1.36
 2008 (1)
Nextel Partners, Inc.:
  0%/14.00% 2009 (1)                                                             5,290       3,491
  11.00% 2010                                                                    1,250       1,200
  11.00% 2010 (2)                                                                  750         720      .98
Leap Wireless International, Inc.:(3)
  12.50% 2010                                                                    5,000       2,936
  0%/14.50% 2010 (1)                                                            11,250       2,347      .96
PageMart Wireless, Inc. 0%/11.25%                                               17,400       5,133      .93
 2008 (1)
Dobson/Sygnet Communications Co.                                                 4,500       4,455      .81
 12.25% 2008
Comunicacion Celular SA 14.125% 2005 (2)                                         5,000       3,913      .71
TeleCorp PCS Inc. 10.625% 2010                                                   2,000       2,020      .37
PTC International Finance BV 0%/10.75%                                           2,000       1,465      .27
 2007 (1)
Centennial Cellular Corp. 10.75% 2008                                            1,000         940      .17
Telesystem International Wireless Inc.                                           1,700         765      .14
 0%/13.25% 2007 (1)
Teletrac Holdings, Inc.:  (2,3,4)
 9.00% 2004                                                                        492         394
 12.00% 2004                                                                        59          47      .08
Cellco Finance NV 15.00% 2005                                                      250         244      .04

MEDIA  -  16.56%
Charter Communications Holdings, LLC:
  0%/9.92% 2011 (1)                                                             18,750      10,875
  8.25% 2007                                                                     2,500       2,275
  10.00% 2009                                                                    2,000       1,920
Avalon Cable Holdings LLC 0%/11.                                                   500         336     2.79
  875% 2008 (1)
Fox/Liberty Networks, LLC, FLN
 Finance, Inc.:
  0%/9.75% 2007 (1)                                                              8,085       7,095
  8.875% 2007                                                                    4,410       4,487     2.10
Fox Family Worldwide, Inc.:
  0%/10.25% 2007 (1)                                                             7,030       5,659
  9.25% 2007                                                                     2,000       2,020     1.39
Chancellor Media Corp. of Los Angeles:
  Series B, 8.75% 2007                                                           6,000       6,150
  8.00% 2008                                                                     1,000       1,000     1.29
American Media Operations, Inc.                                                  7,150       6,971     1.26
 10.25% 2009
ACME Intermediate Holdings, LLC,                                                 8,911       5,614     1.02
 Series B,  0%/12.00% 2005 (1)
Gray Communications Systems, Inc.                                                5,250       5,197      .94
 10.625% 2006
FrontierVision 11.00% 2006                                                       2,900       2,784
Century Communications Corp.                                                     1,000         845      .65
 8.375% 2007
TransWestern  Publishing Co. LLC                                                 3,250       3,153      .57
 9.625% 2007
Big City Radio, Inc. 0%/11.25% 2005(1)                                           6,250       2,812      .51
Young Broadcasting Inc.:
  10.125% 2005                                                                   1,750       1,719
  11.75% 2004                                                                      500         505
  9.00% 2006                                                                       500         470      .49
Cablevision Industries Corp.                                                     2,500       2,600      .47
 9.875% 2013
Antenna TV SA 9.00% 2007                                                         2,750       2,461      .45
Muzak Holdings LLC 0%/13.00% 2010 (1)                                            4,000       2,120      .38
STC Broadcasting, Inc. 11.00% 2007                                               2,000       1,920      .35
Telemundo Holdings, Inc., Series B,                                              2,500       1,688      .31
 0%/11.50% 2008 (1)
Cumulus Media 10.375% 2008                                                       2,000       1,610      .29
United Pan-Europe Communications NV:
  10.875% 2009                                                                   1,100         718
  11.50% 2010                                                                      925         611      .24
Globo Comunicacoes e Participacoes SA:(2)
  10.50% 2006                                                                    1,310       1,176      .21
Globo Cabo (formerly Multicanal                                                  1,000       1,030      .19
 Participacoes SA), Series B, 12.625% 2004
Citadel Broadcasting Co. 9.25% 2008                                              1,000         965      .17
RBS Participacoes SA 11.00% 2007 (2)                                             1,000         832      .15
British Sky Broadcasting Group PLC                                                 875         829      .15
 8.20% 2009
Carmike Cinemas, Inc., Series B,                                                 1,850         481      .09
 9.375% 2009 (5)
Sun Media Corp. 9.50% 2007                                                         325         314      .05
TVN Entertainment Corp., Series B,                                               2,000         280      .05
 14.00% 2008 (3)

HOTELS RESTAURANTS & LEISURE  -  7.61%
Six Flags, Inc. (formerly Premier
 Parks Inc.):
  9.75% 2007                                                                     3,225       3,217
  0%/10.00% 2008 (1)                                                             2,500       1,725
  9.25% 2006                                                                       150         143
Six Flags Entertainment Corp. 8.875% 2006                                        2,250       2,149     1.31
Horseshoe Gaming Holding Corp., Series B,                                        7,000       6,755     1.23
 8.625% 2009
Boyd Gaming Corp.:
  9.25% 2003                                                                     4,000       3,880
  9.50% 2007                                                                     1,750       1,593      .99
MGM Mirage, Inc. 8.50% 2010                                                      3,000       3,081
Mirage Resorts, Inc.:
  6.75% 2007                                                                       500         469
  6.75% 2008                                                                       500         466      .72
William Hill Finance PLC 10.625% 2008                                        GBP 2,550       3,942      .71
International Game Technology:
  7.875% 2004                                                                   $3,300       3,267
  8.375% 2009                                                                      500         495      .68
Sun International Hotels Ltd.,                                                   2,250       2,047      .37
  Sun International
  North America, Inc.  8.625% 2007
KSL Recreation Group, Inc. 10.25% 2007                                           2,000       1,940      .35
Hollywood Casino Corp. 11.25% 2007                                               1,745       1,806      .33
Harrah's Operating Co., Inc. 7.875% 2005                                         1,775       1,757      .32
Station Casinos, Inc. 9.875% 2010                                                  750         769      .14
Hard Rock Hotel, Inc., Series B,                                                   750         671      .12
 9.25% 2005
Royal Caribbean Cruises Ltd.:
  7.00% 2007                                                                       350         321
  6.75% 2008                                                                       300         269      .11
AMF Bowling Worldwide, Inc.:(5)
  0%/12.25% 2006 (1)                                                             3,251         431
  10.875% 2006                                                                     600          84      .10
Florida Panthers Holdings, Inc.                                                    500         452      .08
  9.875% 2009
Eldorado Resorts LLC 10.50% 2006                                                   300         297      .05

DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  7.57%
COLT Telecom Group PLC:
  0%/12.00% 2006 (1)                                                            11,250      10,125
  8.875% 2007                                                                DM 2,750        1,281     2.06
Comcast UK Cable Partners Ltd. 0%/11.20%                                        $5,000       4,300
 2007 (1)
NTL Inc.: (1)
  0%/10.75% 2008                                                            GBP 5,250        4,274
  0%/9.75% 2008                                                                 $3,250       1,852     1.89
NTELOS,  Inc. 13.00% 2010 (3)                                                    5,875       4,279      .77
Viatel, Inc.:
  0%/12.50% 2008 (1)                                                             7,000       1,260
  11.25% 2008                                                                    3,050         915
  11.15% 2008                                                                DM 6,000          893
  0%/12.40% 2008 (1)                                                             1,000          86      .58
VersaTel Telecom International NV:
  11.25% 2010                                                              EURO 3,000        1,831
  11.875% 2009                                                                   1,000         629      .45
Allegiance Telecom, Inc. 0%/11.75%                                              $3,750       2,287      .41
 2008 (1)
Maxcom Telecomunicaciones, SA de CV,                                             3,825       1,846      .33
 13.75% 2007
CenturyTel, Inc., Series H, 8.375% 2010                                          1,750       1,826      .33
Global TeleSystems Group, Inc. 9.875% 2005                                       3,600       1,080      .20
Hyperion Telecommunications, Inc.,                                               1,500       1,065      .19
 Series B, 0%/13.00% 2003 (1)
NEXTLINK Communications, Inc.                                                    1,000         790      .14
 9.625% 2007
Level 3 Communications, Inc.                                                 EURO 750          588      .11
 11.25% 2010
Mpower Holding Corp. 13.00% 2010                                                  $700         315      .06
IMPSAT Corp. 12.375% 2008                                                          500         286      .05

CONTAINERS & PACKAGING  -  6.19%
Container Corp. of America:
  9.75% 2003                                                                    13,500      13,483
  Series A, 11.25% 2004                                                          2,000       1,995
  Series B, 10.75% 2002                                                          1,250       1,256     3.03
Printpack, Inc. 10.625% 2006                                                     5,508       5,123      .93
Graham Packaging Co.:
  8.75% 2008                                                                     4,250       2,550
  0%/10.75% 2009 (1)                                                             6,500       2,080      .84
Tekni-Plex, Inc. 12.75% 2010                                                     5,125       4,126      .74
Anchor Glass Container Corp. 11.25% 2005                                         4,000       2,820      .51
Packaging Corp. of America, Series B,                                              750         776      .14
 9.625% 2009

COMMERCIAL SERVICES & SUPPLIES - 3.32%
Allied Waste North America, Inc.,                                               10,550       9,864     1.79
 Series B, 10.00% 2009
Waste Management, Inc.:
  7.70% 2002                                                                     3,000       3,014
  7.10% 2026                                                                     1,500       1,483
  6.375% 2003                                                                      500         484      .90
Iron Mountain Inc.:
  10.125% 2006                                                                   1,500       1,545
  8.75% 2009                                                                       350         347      .34
Stericycle, Inc., Series B, 12.375% 2009                                         1,000       1,031      .19
KinderCare Learning Centers, Inc.,                                                 650         579      .10
 Series B, 9.50% 2009
Safety-Kleen Services, Inc. 9.25% 2008 (3,5)                                     1,750          17      .00

OIL & GAS  -  2.96%
Premcor Refining Group Inc. (formerly Clark
 Refining & Marketing, Inc.):
  9.50% 2004                                                                     4,775       3,975
  8.625% 2008                                                                    1,750       1,365
  8.375% 2007                                                                    1,550       1,178
Premcor USA Inc. (formerly Clark USA, Inc.)                                      5,300       2,862     1.70
 10.875% 2005
Pogo Producing Co.:
  8.75% 2007                                                                     2,500       2,463
  10.375% 2009                                                                   1,250       1,303      .68
Cross Timbers Oil Co.:
  Series B, 9.25% 2007                                                           1,225       1,253
  8.75% 2009                                                                       350         353      .29
HS Resources, Inc. 9.25% 2006                                                    1,000       1,005      .18
Petrozuata Finance, Inc., Series B,                                                505         385      .07
 8.22% 2017 (2)
Newfield Exploration Co., Series B,                                                250         241      .04
 7.45% 2007

BEVERAGES  -  2.12%
Delta Beverage Group, Inc. 9.75% 2003                                            6,200       6,502     1.18
Canandaigua Wine Co., Inc.:
  Series C, 8.75% 2003                                                           3,750       3,717
  8.75% 2003                                                                     1,500       1,487      .94

ELECTRICAL EQUIPMENT  -  1.69%
SpectraSite Holdings, Inc.:
  Series B, 0%/11.25% 2009 (1)                                                   7,875       4,312
  Series B, 0%/12.00% 2008 (1)                                                   5,250       3,045
  12.50% 2010 (2)                                                                2,000       1,995     1.69

FOOD PRODUCTS  -  1.39%
Fage Dairy Industry SA 9.00% 2007                                               10,500       7,665     1.39

MULTILINE RETAIL  -  1.36%
J.C. Penney Co., Inc.:
  7.375% 2004                                                                    2,000       1,380
  7.625% 2097                                                                    2,300         921
  6.875% 2015                                                                    1,750         901
  7.65% 2016                                                                     1,400         721
  7.375% 2008                                                                      500         275      .76
Kmart Corp., Series K-2,  9.78% 2020                                             2,000       1,468
DR Securitized Lease Trust, pass-through                                         1,500       1,103      .47
 certificates, Series 1994 K-2, 9.35%
 2019 (6)
Dillard's, Inc. :
  6.30% 2008                                                                       700         490
  6.43% 2004                                                                       300         234      .13

HOUSEHOLD DURABLES  -  1.29%
Salton/Maxim Housewares, Inc. 10.75% 2005                                        3,125       3,031      .55
Boyds Collection, Ltd.,Series B, 9.00% 2008                                      3,137       2,964      .54
WestPoint Stevens Inc. 7.875% 2005                                               1,500       1,118      .20

DIVERSIFIED FINANCIALS  -  1.26%
Advanta Corp.:
  Series D, 6.925% 2002                                                          2,000       1,862
  Series D, 6.98% 2002                                                           2,000       1,859
  Series B, 7.209% 2001 (7)                                                      1,000         991      .85
Providian Financial Corp. 9.525% 2027 (2)                                        3,500       2,272      .41

PAPER & FOREST PRODUCTS  -  1.23%
Kappa Beheer BV 0%/12.50% 2009 (1)                                         EURO 4,750        3,055      .55
Indah Kiat Finance Mauritius Ltd.:
     11.875% 2002                                                               $2,300       1,575
     10.00% 2007                                                                   250          99      .31
Advance Agro Capital BV 13.00% 2007                                              2,275       1,570      .28
Pindo Deli Finance Mauritius Ltd.                                                1,300         494      .09
 10.75% 2007

HEALTH CARE PROVIDERS & SERVICES - 0.91%
HCA - The Healthcare Co. (formerly                                               2,750       2,661      .48
 Columbia/HCA Healthcare Corp.) 6.91% 2005
Paracelsus Healthcare Corp. 10.00% 2006(5)                                       5,000       1,981      .36
Integrated Health Services, Inc.: (3,5)
  Series A, 9.25% 2008                                                           9,250          93
  Series A, 9.50% 2007                                                           5,325          53
  10.25% 2006 (7)                                                                5,000          50      .04
Sun Healthcare Group, Inc.: (3,5)
  9.375% 2008 (2)                                                                8,000          80
  Series B, 9.50% 2007                                                           2,925          29      .02
Mariner Health Group, Inc. 9.50% 2006(3,5)                                       8,100          81      .01

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.88%
Zilog, Inc. 9.50% 2005                                                           4,350       2,392      .44
Micron Technology, Inc. 6.50% 2005 (2)                                           2,000       1,680      .30
Hyundai Semiconductor America, Inc. 8.625%                                       1,000         792      .14
 2007 (2)

METALS & MINING  -  0.71%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                     2,350       1,598      .29
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,400       1,522      .27
Doe Run Resources Corp., Series B, 11.25% 2005                                   1,750         823      .15

INTERNET SOFTWARE & SERVICES  -  0.64%
GT Group Telecom Inc., units, 0%/13.25%                                          6,500       2,172      .39
 2010 (1,3)
Exodus Communications Inc. 11.625%                                               1,500       1,372      .25
 2010 (2)

ELECTRIC UTILITIES  -  0.58%
AES Drax Holdings Ltd. 10.41% 2020 (2)                                           3,000       3,212      .58

AEROSPACE & DEFENSE  -  0.55%
EarthWatch Inc. 0%/12.50% 2005 (1,2,3)                                           2,880       2,173      .39
Loral Orion Network Systems, Inc.                                                2,400         864      .16
 11.25% 2007

TEXTILES & APPAREL  -  0.31%
Levi Strauss & Co 6.80% 2003                                                     2,025       1,711      .31

AIRLINES   -  0.24%
USAir, Inc., pass-through trust,                                                 1,500       1,335      .24
 Series 1993-A3, 10.375% 2013 (6)

CONSTRUCTION & ENGINEERING  -  0.23%
McDermott Inc. 9.375% 2002                                                       1,500       1,260      .23

AIR FREIGHT & COURIERS  -  0.22%
Eletson Holdings Inc. 9.25% 2003                                                 1,250       1,213      .22

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.17%
Flextronics International Ltd. 8.75% 2007                                        1,000         950      .17

BANKS  -  0.13%
Komercni Finance BV 9.00%/10.75%                                                   750         722      .13
 2008 (1,2)

REAL ESTATE  -  0.13%
FelCor Suites LP 7.375% 2004                                                       750         711      .13

FOOD & DRUG RETAILING  -  0.12%
Friendly Ice Cream Corp. 10.50% 2007                                               925         546      .10
DGS International Finance Co. BV 10.00%                                          1,000         132      .02
 2007 (2)

COMMUNICATIONS EQUIPMENT  -  0.10%
SBA Communications Corp. 0%/12.00%                                                 750         578      .10
 2008 (1)

MACHINERY  -  0.09%
Actuant Corp. 13.00% 2009                                                          550         503      .09

CHEMICALS  -  0.04%
Reliance Industries Ltd. 10.50% 2046 (2)                                           250         223      .04

HOUSEHOLD PRODUCTS  -  0.03%
Copamex Industrias, SA de CV, Series B,                                            170         167      .03
 11.375% 2004

AUTO COMPONENTS   -  0.01%
Key Plastics Holdings, Inc., Series B,10.25% 2007                                3,000          26      .01

OTHER MORTGAGE PASS-THROUGHS (6) -  0.26%
Commercial Mortgage Backed Securities:
 Chase Commercial Mortgage Securities Corp.,                                     1,522       1,411      .26
 Series 1998-2, Class E, 6.39% 2030

NON-U.S. GOVERNMENT BONDS - 1.47%
United Mexican States Government, Eurobonds,
 Global:
  11.375% 2016                                                                   2,250       2,627
  11.50% 2026                                                                      500         609      .59
Panama (Republic of):
  Interest Reduction Bond 4.50% 2014(7)                                          3,000       2,374
  8.875% 2027                                                                      250         213      .47
Argentina (Republic of) 11.75% 2009                                                830         774      .14
Brazil (Federal Republic of) 14.50% 2009                                           500         553      .10
Philippines (Republic of) 9.875% 2019                                              500         402      .07
Bulgaria (Republic of), Front Loaded Interest                                      445         331      .06
 Reduction Bond, 3.00% 2012 (7)
Turkey (Republic of) 12.375% 2009                                                  250         233      .04

U.S. TREASURIES  -  1.78%
     6.125% 2007                                                                 9,320       9,814     1.78

TOTAL BONDS & NOTES (cost: $576,779,000)                                                   452,264    81.85





                                                                            Number of      Market  Percent
                                                                               Shares       Value   of Net
STOCKS (common and preferred)                                                                (000)  Assets

WIRELESS TELECOMMUNICATION SERVICES - 5.96%
Nextel Communications, Inc.: (4,8)
  Series E, 11.125% exchangeable preferred,                                     15,121    $12,702
 redeemable 2010
  Series D, 13.00% exchangeable preferred,                                       1,510       1,419     2.56
 redeemable 2009
Crown Castle International Corp. 12.75% senior                                   8,353       8,353     1.51
 exchangeable preferred 2010 (4,8)
Dobson Communications Corp.: (4,8)
  12.25% exchangeable preferred, redeemable 2008                                 5,265       4,528
  12.25% senior exchangeable preferred,                                          4,376       3,763     1.50
    redeemable 2008
Price Communications Corp. (8)                                                  78,238       1,315      .24
Omnipoint Corp. 7.00% convertible preferred                                      4,000         600
VoiceStream Wireless Corp. (8)                                                   1,453         146      .14
Teletrac, Inc. (2,3,8)                                                         316,366          47
Teletrac Holdings, Inc., Class A,  warrants,                                   116,490          12      .01
 expire 2004 (2,3,8)
Leap Wireless International, Inc., warrants,                                    16,250          30      .00
 expire 2010 (2,3,8)
McCaw International, Ltd., warrants,                                             2,500           6      .00
 expire 2007  (2,3,8)
Comunicacion Celular SA, Class B, warrants,                                      5,000           1      .00
 expire 2003 (Colombia) (2,3,8)

MEDIA  -  2.74%
Radio One, Inc. 6.50% convertible                                                6,000       4,620
 preferred 2005 (2)
Radio One, Inc., Class D (8)                                                    34,000         374
Radio One, Inc., Class A (8)                                                    17,000         182      .93
Cumulus Media Inc. 13.75% preferred 2009 (4)                                     4,556       3,189      .58
Adelphia Communications Corp., Series B,                                        30,000       2,490      .45
 13.00% preferred 2009 (8)
Citadel Broadcasting Co., Series B, 13.25%                                      20,948       2,095      .38
 exchangeable preferred, redeemable 2009(4)
Clear Channel Communications, Inc. (8)                                          25,506       1,235      .22
ACME Communications, Inc. (8)                                                  106,579         973      .18
V2 Music Holdings PLC, warrants, expire 2008                                     7,900          -        -
 (United Kingdom) (2,3,8)
TVN Entertainment Corp., warrants,                                               2,000          -        -
 expire 2008 (2,3,8)

BANKS  -  1.26%
Fuji JGB Investment LLC, Series A, 9.87%                                         5,500       5,275      .95
 noncumulative preferred (undated) (2,7)
First Republic Capital Corp. 10.50% preferred(2)                                 2,000       1,700      .31

DIVERSIFIED FINANCIALS  -  0.69%
Swire Pacific Capital Ltd. 8.84% cumulative                                    160,000       3,600      .65
 guaranteed perpetual capital securities
 (Hong Kong) (2)
Wilshire Financial Services Group Inc.(8)                                      155,212         194      .04

HOUSEHOLD DURABLES  -  0.48%
Boyds Collection, Ltd. (8)                                                     282,300       2,629      .48

AEROSPACE & DEFENSE  -  0.41%
Earthwatch Inc.,: (2,3,4,8)
  Series B, 7.00%  convertible preffered 2009                                  949,536       2,272
  Series C, 8.50%  convertible preferred 2009                                  189,608           2      .41

REAL ESTATE  -  0.36%
Chevy Chase Preferred Capital Corp. 10.375%                                     38,200       1,991      .36

MULTILINE RETAIL  -  0.19%
Kmart Financing I Trust 7.75%  convertible                                      40,000       1,068      .19
 preferred 2016

INTERNET SOFTWARE & SERVICES  -  0.04%
GT Group Telecom Inc., warrants, expire 2010                                     6,500         234      .04

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.01%
Viatel, Inc. (8)                                                                11,371          42      .01
NTL Inc., warrants, expire 2008 (2,3,8)                                          1,425          24      .00
NTELOS, Inc., warrants, expire 2010 (3)                                          5,875          10      .00
KMC Telecom Holdings, Inc., warrants,                                            9,500          -        -
 expire 2008 (2,8)
Maxcom Telecomunicaciones, SA de CV, warrants,                                   3,825          -        -
 expire 2007 (Mexico) (2,3,8)

COMMERCIAL SERVICES & SUPPLIES  -  0.00%
Protection One Alarm Monitoring, Inc., warrants,                                 6,400          -        -
 expire 2005 (2,3,8)

TEXTILES & APPAREL  -  0.00%
Tultex Corp., warrants, expire 2007 (3,8)                                      203,005          -        -

TOTAL STOCKS   (cost: $69,485,000)                                                          67,121    12.14




                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
CONVERTIBLE DEBENTURES                                                          (000)       (000)  Assets

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.71%
Adaptec, Inc. 4.75% 2004                                                     $  2,500        1,991      .36
Conexant Systems, Inc. 4.00% 2007                                                3,600       1,949      .35

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.37%
VersaTel Telecom International NV 4.00% 2005                               EURO 2,850        1,485      .27
 (Netherlands) (2)
Piltel International Holding Corp.                                           $  1,875          525      .10
 1.75% 2006 (2)

SPECIALTY RETAIL  -  0.28%
Sunglass Hut International, Inc. 5.25%  2003                                     2,125       1,567      .28

MEDIA  -  0.23%
V2 Music Holdings PLC 6.50% 2012 (2,3)                                           4,629       1,250      .23

HEALTH CARE PROVIDERS & SERVICES - 0.22%
Omnicare, Inc. 5.00% 2007                                                        1,500       1,205      .22
Integrated Health Services, Inc. 5.75%                                           3,500          -        -
  2001 (3,5)

TOTAL CONVERTIBLE DEBENTURES (cost: $16,748,000)                                             9,972     1.81
TOTAL EQUITY SECURITIES (cost: $86,233,000)                                                 77,093    13.95





                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
SHORT-TERM SECURTIES                                                            (000)       (000)  Assets
CORPORATE SHORT-TERM NOTES - 2.78%
USAA  Capital Corp. 6.48% due 1/16/01                                            5,900       5,883     1.06
Gannett Co., Inc. 6.52%-6.60% due 1/8-1/31/01(2)                                 4,400       4,390      .79
Marsh USA Inc. 6.52% due 1/18/01 (2)                                             3,800       3,787      .69
American Express Credit Corp. 6.50% due 1/2/01                                   1,300       1,299      .24

TOTAL SHORT-TERM SECURITIES (cost: $15,359,000)                                             15,359     2.78
TOTAL INVESTMENT SECURITIES  (cost: $678,371,000)                                          544,716    98.58
Excess of cash and receivables over payables                                                 7,857     1.42
NET ASSETS                                                                                $552,573   100.00

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
(3) Valued under procedures established by the Board of Trustees.
(4) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(5) Company not making interest payments; bankruptcy proceedings pending.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Coupon rate may change periodically.
(8) Non-income-producing security.

See Notes to Financial Statements
[end chart]


U.S. Government Guaranteed/ AAA-Rated Securitites Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks


[begin pie chart]
Agency Pass-Through Securities                                               31.40%
U.S. Treasuries                                                              20.87%
Commercial Mortgage-Backed Securities                                        12.68%
Asset-Backed Securities                                                      12.65%
Private Issue Collateralized Mortgage Obligations                             7.09%
Non-Pass Through Agency Securities                                            4.29%
Agency Collateralized Mortgage Obligations                                    3.12%
Other Bonds                                                                   1.60%
Cash and Equivalents                                                          6.30%
[end pie chart]




[begin chart]
                                                                          Principal    Market  Percent
                                                                             Amount     Value   of Net
Bonds & Notes                                                                  (000)     (000)  Assets

Agency Pass-Through Securities /1/ - 31.40%
Government National Mortgage Assn.:
 8.00% 2023-2030                                                             $30,947   $31,761
 6.50% 2028-2029                                                              18,716    18,506
 7.00% 2023-2031                                                              16,813    16,886
 7.50% 2022-2029                                                               7,014     7,136
 6.00% 2029                                                                    6,554     6,360
 8.50% 2021-2023                                                               3,911     4,034
 10.00% 2019                                                                   1,133     1,235
 9.50% 2019-2020                                                               1,071     1,111
 9.00% 2009-2016                                                                 566       585
 10.50% 2019                                                                       1         1  20.28%
Fannie Mae:
 6.50% 2013-2030                                                              11,278    11,175
 8.00% 2024-2030                                                               7,102     7,305
 6.00% 2013-2029                                                               4,113     4,027
 7.00% 2026-2028                                                               3,763     3,777
 7.50% 2039                                                                    3,418     3,527
 13.00% 2015                                                                   1,414     1,639
 12.00% 2015-2019                                                              1,371     1,557
 8.50% 2027                                                                    1,485     1,534
 10.00% 2018                                                                   1,405     1,525
 9.00% 2011-2025                                                                 950       985     8.58
Freddie Mac:
 7.00% 2008-2015                                                               2,584     2,615
 6.00% 2014-2029                                                               2,483     2,419
 9.00% 2022-2028                                                               1,949     2,025
 8.25% 2008-2009                                                               1,661     1,697
 8.50% 2018-2027                                                                 875       903
 8.00% 2012                                                                      751       775
 11.00% 2018                                                                     389       429
 9.50% 2016                                                                       89        93
 12.00% 2016                                                                       1         1     2.54

U.S. Treasuries  -  20.87%
8.875% 2017-2019                                                              30,860    41,967
6.25% 2007-2030                                                                8,600     9,369
5.625% 2001                                                                    7,400     7,396
10.375% 2009                                                                   6,225     7,296
5.75% 2010                                                                     6,350     6,655
5.50% 2009                                                                     5,500     5,610
7.875% 2021                                                                    3,100     3,945
3.648% 2007/2/ /3/                                                             2,500     2,694
5.25% 2004-2029                                                                2,040     2,013
6.50% 2006                                                                     1,500     1,601
6.75% 2005                                                                     1,000     1,065
6.375% 2002                                                                      300       305    20.82
Strip Principal 0% 2027                                                        1,015       228      .05

Commercial Mortgage-Backed Securities: /1/ 12.68%
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                       7,500     7,567
  Series 1998-HF2, Class A-1, 6.01% 2030                                       3,425     3,413
  Series 1999-FNV1, Class A-2, 6.53% 2031                                      3,000     3,032
  Series 1998-WF2, Class A-1, 6.34% 2030                                       2,505     2,528
  Series 1998-WF1, Class A-1, 6.25% 2030                                         902       908     4.04
 Deutsche Mortgage & Asset Receiving Corp.,                                    6,201     6,207     1.44
  Series 1998-C1, Class A-1, 6.22% 2031
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1998-C3, Class A-1, 5.65% 2030                                        2,983     2,939
  Series 1995-C3, Class A-3, 7.071% 2025/2/                                    1,500     1,543
  Series 1995-C3, Class A-2, 6.831% 2025/2/                                    1,500     1,508     1.38
 Mortgage Capital Funding, Inc., Series 1998-MC1,                              5,301     5,345     1.24
  Class A-1, 6.417% 2030
 Chase Commercial Mortgage Securities Corp.:
  Series 1998-2, Class A-2, 6.39% 2030                                         3,000     3,013
  Series 1998-1, Class A-1, 6.34% 2030                                         1,088     1,096      .95
 Nomura Asset Securities Corp., Series 1998-D6,                                3,954     3,975      .92
  Class A-A1, 6.28% 2030
 J.P. Morgan Commercial Mortgage Finance Corp.,                                3,000     3,053      .71
  Series 1995-C1, Class A-2, 7.452% 2010/2/
 CS First Boston Mortgage Securities Corp.,                                    2,463     2,472      .57
  Series 1998-C1, Class A-1A, 6.26% 2040
 Commercial Mortgage Acceptance Corp.:
  Series 1998-C2, Class A-1, 5.80% 2030                                        1,181     1,171
  Series 1998-C1, Class A-1, 6.23% 2007                                          721       723      .44
 GMAC Commercial Mortgage Securities, Inc.,                                    1,500     1,537      .36
  Series 1997-C1, Class A-3, 6.869% 2007
 LB Commerical Mortgage Trust, Series 1998-C1,                                 1,500     1,507      .34
  Class A-1, 6.33% 2030
 DLJ Mortgage Acceptance Corp., Series 1998-CF2,                               1,250     1,240      .29
  Class A-1B, 6.24% 2031

Asset-Backed Securities /1/ -  12.65%
Other Asset-Backed:
 NPF, Inc.:/4/
  XII, Series 1999-2, Class A, 7.05% 2003                                     10,375    10,427
  VI, Series 1999-1, Class A,  6.25% 2003                                      1,000       992     2.64
 Puerto Rico Public Financing Corp., Series 1991-1,                            4,591     4,540     1.05
  Class A, AMBAC Insured, 6.15% 2008

Manufactured Housing:
 Green Tree Financial Corp.:
  Series 1996-7, Class A-6, 7.65% 2027                                         2,995     3,084
  Series 1997-6, Class A-6, 6.90% 2029                                         2,500     2,520
  Series 1996-10, Class A-5, 6.83% 2028                                        2,499     2,519
  Series 1997-6, Class A-7, 7.14% 2029                                         2,500     2,509
  Series 1999-2, Class A-2, 5.84% 2030                                         2,500     2,488     3.04

Stranded Asset:
 ComEd Transitional Funding Trust, Series 1998-1:
  Class A-5, 5.44% 2007                                                        1,600     1,570
  Class A-7, 5.74% 2010                                                        1,500     1,456      .70
 PP&L Transition Bond Co. LLC, Series 1999-1,                                  2,750     2,839      .66
  Class A-8, 7.15% 2009
 PECO Energy Transition Trust, Series 1999-A,                                  2,000     1,976      .46
  Class A-7, 6.13% 2009
 Illinois Power Special Purpose Trust, Transitional
  Funding Trust Notes, Series 1998-1,
  Class A-7, 5.65% 2010                                                        1,835     1,748      .40

Credit Card:
 Chase Manhattan Credit Card Master Trust,                                     4,000     4,021      .93
  Series 1997-5, Class A, 6.194% 2005
 Citibank Credit Card Master Trust I, Series 1998-9,                           1,800     1,769      .41
  Class A, 5.30% 2006

Auto Loan:
 Triad Auto Receivables Owner Trust, Series 1999-1,                            3,000     3,004      .70
  Class A-2, FSA Insured, 6.09% 2005
 Coast to Coast Motor Vehicle Owner Trust,                                     1,000     1,021      .24
  Series 2000-A , Class A-4, 7.33% 2006 /4/
 Continental Auto Receivables Owner Trust, Series                              1,000     1,014      .23
  2000-B, Class A-4, MBIA Insured, 6.91% 2005 /4/

Franchise/Equipment:
 Green Tree Recreational, Equipment & Consumer Trust,                          3,000     3,035      .70
  Series 1999-A, Class A-6, 6.84% 2010

Home Equity:
 Conseco Finance Home Equity Loan Trust,                                       2,000     2,112      .49
  Series 2000-B, Class AF-6, 7.80% 2020

Private Issue Collateralized Mortgage
 Obligations: /1/ 7.09%
 GE Capital Mortgage Services, Inc., Series 1994-15,                           8,000     7,685     1.78
  Class A-10, 6.00% 2009
 Security National Mortgage Loan Trust:/4/
  Series 1999-1, Class A-2, 8.353% 2030                                        5,000     5,072
  Series 2000-1, Class A-2, 8.75% 2024                                         1,100     1,102     1.43
 Ocwen Residential MBS Corp., Series 1998-R1,                                  6,488     6,066     1.41
  Class AWAC, 5.494% 2040/2//4/
 Structured Asset Securities Corp.:/2//4/
  Series 1998-RF2, Class A, 8.535% 2027                                        2,375     2,507
  Series 1998-RF1, Class A, 8.665% 2027                                        2,177     2,306     1.11
 Nationsbanc Montgomery Funding Corp.,                                         2,387     2,325      .54
  Series 1998-5, Class A-1, 6.00% 2013
 First Nationwide Trust, Series 1999-2, Class 1PA-1,                           1,901     1,857      .43
  6.50% 2029
 Norwest Asset Securities Corp., Series 1998-31,                               1,007       993      .23
  Class A-1, 6.25% 2014
 Ryland Acceptance Corp., Series 88, Class E,                                    708       709      .16
  7.95% 2019

Non-Pass-Through Agency Securities - 4.29%
Fannie Mae:
  6.00% 2008                                                                   7,100     7,127
  6.625% 2009                                                                  4,200     4,376
  6.25% 2029                                                                   1,450     1,457     3.00
Tennessee Valley Authority, Series G, 5.375% 2008                              3,250     3,116      .72
Freddie Mac 5.75% 2008                                                         2,500     2,472      .57

Agency Collateralized Mortgage Obligations /1/ - 3.12%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                          6,278     6,034
 Series 1998-M6, Class A-2, 6.32% 2008                                         1,000     1,012     1.63
Freddie Mac:
 Series 1567, Class A, 5.118% 2023/2/                                          5,709     5,575
 Series 1507, Class JZ, 7.00% 2023                                               679       685
 Series 83-B, Class B-3, 12.50% 2013                                             155       169     1.49

Intergovernmental Development Authorities - 1.24%
Inter-American Development Bank  8.875% 2009                                   4,510     5,357     1.24

Non-U.S. Government Bonds -  0.24%
KfW International Finance Inc. 7.625% 2004                                     1,000     1,043      .24

Airlines -  0.12%
US Airways Group, Inc., Pass-Through Trust,                                      500       521      .12
 Series 2000-3G, 7.89% 2020 /1/
TOTAL BONDS & NOTES (cost: $396,340,000)                                               404,754    93.70




Short-Term Securities

Corporate Short-Term Notes - 6.67%

John Hancock Capital Corp. 6.55% due 1/8/01 /4/                               10,400    10,385     2.40
Verizon Global Funding Corp. 6.58% due 1/8/01                                  6,900     6,890     1.60
E.I. du Pont de Nemours and Co. 6.51% due 1/9/01                               4,500     4,493     1.04
American Express Credit Corp. 6.50% due 1/2/01                                 4,040     4,037      .94
Marsh USA Inc. 6.52% due 1/18/01/4/                                            3,000     2,990      .69
TOTAL SHORT-TERM SECURITIES (cost: $28,795,000)                                         28,795     6.67
TOTAL INVESTMENT SECURITIES (cost:$425,135,000)                                        433,549   100.37
Excess of payables over cash and receivables                                             1,602      .37
NET ASSETS                                                                            $431,947 100.00%


/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/2/ Coupon rate may change periodically.
/3/ Index-linked bond whose principal amount moves
    with the government retail price index.
/4/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements
[end chart]


American Funds Insurance Series Cash Management Fund
Investment Portfolio, December 31, 2000
Investments in short-term securities

[begin chart]
                                                                       Principal    Market  Percent
SHORT-TERM SECURITIES                                                     Amount     Value   of Net
Corporate Short-Term Notes - 71.26%                                         (000)     (000)  Assets

Corporate Asset Funding Co. Inc.                                            8,725     8,720     3.36
 6.55%-6.58% due 1/2-1/5/01 (1)
USAA Capital Corp. 6.48% due 1/23/01                                        7,900     7,867     3.03
Merck & Co., Inc. 6.54% due 1/19/01                                         7,500     7,474     2.88
Preferred Receivables Funding Corp.                                         7,390     7,377     2.84
 6.60%-6.66% due 1/8-1/12/01 (1)
Estee Lauder Companies Inc. 6.50% due                                       7,400     7,374     2.84
 1/17-1/25/01 (1)
General Motors Acceptance Corp. 6.57%                                       7,200     7,176     2.76
 due 1/18/01
Marsh USA Inc. 6.55% due 1/12/01 (1)                                        7,000     6,985     2.69
Ford Motor Credit Co. 6.53% due 1/19/01                                     7,000     6,976     2.69
SBC Communications Inc. 6.42%-6.52%                                         7,000     6,971     2.69
 due 1/4-2/8/01 (1)
Alcoa Inc. 6.50%-6.55% due 1/3-1/24/01                                      6,700     6,677     2.57
A.I. Credit Corp. 6.48% due 1/24/01                                         6,700     6,671     2.57
Gannett Co., Inc. 6.50% due 1/5-1/8/01 (1)                                  6,400     6,393     2.46
Emerson Electric Co. 6.50% due 1/11/01 (1)                                  6,100     6,088     2.35
Household Finance Corp. 6.55% due 1/10/01                                   6,000     5,989     2.31
American Express Credit Corp. 6.54%                                         6,000     5,983     2.30
 due 1/16/01
Park Avenue Receivables Corp. 6.65%                                         6,000     5,981     2.30
 due 1/17/01 (1)
Coca-Cola Co. 6.51% due 1/29/01                                             6,000     5,969     2.30
American General Finance Corp. 6.54%                                        5,000     4,992     1.92
 due 1/9/01
Wells Fargo & Co. 6.53% due 1/9/01                                          5,000     4,992     1.92
Johnson & Johnson 6.49% due 1/10/01(1)                                      5,000     4,991     1.92
Gillette Co. 6.53% due 1/11/01 (1)                                          5,000     4,990     1.92
Verizon Global Funding Inc. 6.50%                                           5,000     4,977     1.92
 due 1/25/01
Kimberly-Clark Corp. 6.51% due 1/26/01(1)                                   5,000     4,976     1.92
Halliburton Co. 6.57% due 1/25/01 (1)                                       4,900     4,878     1.88
Eastman Kodak Co. 6.55%-6.57% due                                           4,640     4,623     1.78
 1/18-1/22/01
BellSouth Capital Funding Corp. 6.51%                                       4,500     4,498     1.73
 due 1/2/01 (1)
Harvard University 6.53% due 1/16/01                                        4,500     4,487     1.73
John Hancock Capital Corp. 6.45%                                            4,200     4,170     1.61
 due 2/9/01 (1)
Hershey Foods Corp. 6.51% due 1/3/01                                        3,400     3,398     1.31
Schering Corp. 6.48% due 1/12/01                                            3,400     3,391     1.31
Colgate-Palmolive Co. 6.30% due 2/15/01 (1)                                 3,300     3,273     1.26
Pitney Bowes Credit Corp. 6.51% due 1/12/01                                 2,992     2,986     1.15
E.I. du Pont de Nemours and Co. 6.50%                                       1,400     1,398      .54
 due 1/8/01
Archer Daniels Midland Co. 6.50% due 2/5/01                                 1,300     1,292      .50

Federal Agency Discount Notes - 28.18%
Freddie Mac 6.195%-6.40% due 1/23-2/13/01                                  41,244    41,001    15.79
Fannie Mae 6.18%-6.45% due 1/4-2/12/01                                     16,297    16,211     6.25
Federal Home Loan Banks 6.21%-6.39%                                        16,025    15,940     6.14
 due 1/24-2/5/01

TOTAL INVESTMENT SECURITIES (cost:$258,135,000)                                     258,135    99.44
Excess of cash and receivables over payables                                          1,459      .56

NET ASSETS                                                                         $259,594   100.00



(1) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements
[end chart]


American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at December 31, 2000
(dollars in thousands, except
 per-share data)



                                                                Global             Small
                                                                Growth    Capitalization         Growth
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                               $881,424          $448,573     $10,072,797
Cash                                                                81               236             138
Receivables for-
 Sales of investments                                            2,328             1,151          26,893
 Sales of fund's shares                                            245               142           2,310
 Open forward currency
  contracts-net                                                      -                 -               -
 Dividends and interest                                            473               267           2,467

                                                               884,551           450,369      10,104,605

LIABILITIES:
Payables for-
 Purchases of investments                                        2,393               969          62,250
 Repurchases of fund's shares                                    1,768             1,455           5,946
 Open forward currency
  contracts - net                                                    -                 -              -
 Management services                                               491               300           3,074
 Distribution fees - Class 2                                         -                 -               -
 Other                                                             163                64             791
                                                                                      64
                                                                 4,815             2,788          72,061

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                          $879,736          $447,581     $10,032,544

Investment securities at cost                                 $906,270          $492,765      $7,636,925



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                               $317,405          $213,423      $7,676,515
 Shares of beneficial interest
  outstanding                                               18,397,820        14,945,921     104,426,113
 Net asset value per share                                      $17.25            $14.28          $73.51


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $562,331          $234,158      $2,356,029
 Shares of beneficial interest
  outstanding                                               32,676,218        16,444,692      32,150,785
 Net asset value per share                                      $17.21            $14.24          $73.28



                                                                                    New           Growth
                                                         International             World          Income
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                             $3,325,048          $146,525      $7,994,185
Cash                                                               100               411              15
Receivables for-
 Sales of investments                                           17,736               150          25,983
 Sales of fund's shares                                            115                98           1,510
 Open forward currency
  contracts-net                                                    251                 -               -
 Dividends and interest                                          3,555               526           7,284

                                                             3,346,805           147,710       8,028,977

LIABILITIES:
Payables for-
 Purchases of investments                                          107               434          29,282
 Repurchases of fund's shares                                   13,658                66           3,065
 Open forward currency
  contracts - net                                                    -                -               -
 Management services                                             1,552               104           2,220
 Distribution fees - Class 2                                         -                 0               -
 Other                                                             479                32             719

                                                                15,796               636          35,286

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                        $3,331,009          $147,074      $7,993,691

Investment securities at cost                               $2,832,585          $160,039      $7,303,988



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                             $2,749,840           $45,474      $6,021,938
 Shares of beneficial interest
  outstanding                                              133,570,200         4,618,050     170,955,862
 Net asset value per share                                      $20.59             $9.85          $35.23


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $581,169          $101,600      $1,971,753
 Shares of beneficial interest
  outstanding                                               28,300,964        10,325,166      56,121,471
 Net asset value per share                                      $20.54             $9.84          $35.13






                                                                 Asset                        High-Yield
                                                            Allocation              Bond            Bond
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                             $1,582,098          $295,877        $544,716
Cash                                                                15                12              72
Receivables for-
 Sales of investments                                               53             1,028             161
 Sales of fund's shares                                            108               250              73
 Open forward currency
  contracts-net                                                      -                 -               -
 Dividends and interest                                          8,901             4,371           9,697

                                                             1,591,175           301,538         554,719

LIABILITIES:
Payables for-
 Purchases of investments                                          174             6,358             803
 Repurchases of fund's shares                                      913               258             559
 Open forward currency
  contracts - net                                                  186                43             491
 Management services                                               577               117             232
 Distribution fees - Class 2                                         -                 -               -
 Other                                                             164                37              61

                                                                 2,014             6,813           2,146

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                        $1,589,161          $294,725        $552,573

Investment securities at cost                               $1,414,178          $312,094        $678,371



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                             $1,136,278          $150,657        $435,487
 Shares of beneficial interest
  outstanding                                               72,323,152        14,795,542      35,548,888
 Net asset value per share                                      $15.71            $10.18          $12.25


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $452,883          $144,068        $117,086
 Shares of beneficial interest
  outstanding                                               28,898,550        14,184,228       9,582,310
 Net asset value per share                                      $15.67            $10.16          $12.22






                                                      U.S. Government/
                                                             AAA-Rated              Cash
                                                           Securities         Management
                                                                  Fund              Fund

ASSETS:
Investment securities at market                               $433,549          $258,135
Cash                                                                 6                71
Receivables for-
 Sales of investments                                            1,336                 -
 Sales of fund's shares                                              7             2,276
 Open forward currency
  contracts-net                                                      -                 -
 Dividends and interest                                          3,561                 -

                                                               438,459           260,482

LIABILITIES:
Payables for-
 Purchases of investments                                        5,745                 -
 Repurchases of fund's shares                                      557               764
 Open forward currency
  contracts - net                                                   -                  -
 Management services                                               167                99
 Distribution fees - Class 2                                         -                 -
 Other                                                              43                25

                                                                 6,512               888

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                          $431,947          $259,594

Investment securities at cost                                 $425,135          $258,135



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                               $361,519          $210,472
 Shares of beneficial interest
  outstanding                                               30,813,048        18,064,057
 Net asset value per share                                      $11.73            $11.65


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                 $70,428           $49,122
 Shares of beneficial interest
  outstanding                                                6,017,820         4,226,680
 Net asset value per share                                      $11.70            $11.62


See Notes to Financial Statements


Statement of Operations
for the year ended December 31, 2000
(dollars in thousands)


                                                                                    Global
                                                                  Global             Small
                                                                  Growth    Capitalization           Growth
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                     $   6,004         $   2,441     $     33,753
 Interest                                                          9,251             3,890           62,102
                                                                  15,255             6,331           95,855

Expenses:
 Management services fee                                           6,048             3,765           37,904
 Distribution fees - Class 2                                       1,342               507            4,601
 Reports to shareholders                                              34                18              398
 Registration statement and
  prospectus                                                          17                 8              207
 Postage, stationery and
  supplies                                                            21                11              244
 Trustees' fees                                                        7                 4               77
 Auditing and legal fees                                               2                 1               27
 Custodian fee                                                       232               120              467
 Taxes other than federal
  income tax                                                          10                 4              117
 Other                                                                11                19               38
                                                                   7,724             4,457           44,080
 Net investment income                                             7,531             1,874           51,775

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              73,741             9,170        2,280,646

Net change in unrealized appreciation
 (depreciation) on investments                                  (289,529)         (122,531)      (1,912,521)
Net change in unrealized  appreciation
 (depreciation)on open forward                                         -                 -                -
  currency contracts
Net unrealized appreciation
 (depreciation)                                                 (289,529)         (122,531)      (1,912,521)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                 (215,788)         (113,361)         368,125

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $(208,257)        $(111,487)      $  419,900




                                                                                       New          Growth-
                                                           International             World           Income
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                    $   34,245       $     1,135        $ 122,216
 Interest                                                         21,599             2,836           72,534
                                                                  55,844             3,971          194,750

Expenses:
 Management services fee                                          22,785             1,135           26,218
 Distribution fees - Class 2                                       1,335               195            3,861
 Reports to shareholders                                             171                 5              282
 Registration statement and
  prospectus                                                          95                 3              158
 Postage, stationery and
  supplies                                                            99                 3              166
 Trustees' fees                                                       32                 1               58
 Auditing and legal fees                                              15                 -               18
 Custodian fee                                                     1,625                53              154
 Taxes other than federal
  income tax                                                          56                 5               93
 Other                                                                77                 1               35
                                                                  26,290             1,401           31,043
 Net investment income                                            29,554             2,570          163,707

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                             740,507             1,028          868,800

Net change in unrealized appreciation
 (depreciation) on investments                                (1,718,088)          (24,684)        (423,172)
Net change in unrealized  appreciation
 (depreciation)on open forward                                       251                 -                -
  currency contracts
Net unrealized appreciation
 (depreciation)                                               (1,717,837)          (24,684)        (423,172)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                 (977,330)          (23,656)         445,628

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                   $ (947,776)          $(21,086)        $609,335




                                                                   Asset                         High-Yield
                                                              Allocation              Bond             Bond
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                       $18,897          $    430       $    1,524
 Interest                                                         48,658            22,495           62,110
                                                                  67,555            22,925           63,634

Expenses:
 Management services fee                                           6,965             1,324            3,078
 Distribution fees - Class 2                                         956               284              272
 Reports to shareholders                                              59                10               23
 Registration statement and
  prospectus                                                          37                 5               14
 Postage, stationery and
  supplies                                                            33                 6               14
 Trustees' fees                                                       12                 2                5
 Auditing and legal fees                                               4                 1                1
 Custodian fee                                                        36                11               21
 Taxes other than federal
  income tax                                                          20                 3                8
 Other                                                                15                 1                4
                                                                   8,137             1,647            3,440
 Net investment income                                            59,418            21,278           60,194

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              97,287            (3,514)           1,684

Net change in unrealized appreciation
 (depreciation) on investments                                   (89,076)           (4,118)         (79,557)
Net change in unrealized  appreciation
 (depreciation)on open forward                                      (186)              (43)            (664)
  currency contracts
Net unrealized appreciation
 (depreciation)                                                  (89,262)           (4,161)         (80,221)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                    8,025            (7,675)         (78,537)

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $67,443         $  13,603     $    (18,343)



                                                        U.S. Government/
                                                               AAA-Rated              Cash
                                                              Securities        Management
                                                                    Fund              Fund

INVESTMENT INCOME:
Income:
 Dividends                                                            -                  -
 Interest                                                        $28,372           $17,818
                                                                  28,372            17,818

Expenses:
 Management services fee                                           2,058             1,267
 Distribution fees - Class 2                                         133               107
 Reports to shareholders                                              16                11
 Registration statement and
  prospectus                                                           9                 6
 Postage, stationery and
  supplies                                                             9                 6
 Trustees' fees                                                        3                 2
 Auditing and legal fees                                               1                 1
 Custodian fee                                                         9                 6
 Taxes other than federal
  income tax                                                           5                 4
 Other                                                                 3                 1
                                                                   2,246             1,411
 Net investment income                                            26,126            16,407

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              (4,040)               (1)

Net change in unrealized appreciation
 (depreciation) on investments                                    24,054                 1
Net change in unrealized  appreciation
 (depreciation)on open forward                                         -                 -
  currency contracts
Net unrealized appreciation
 (depreciation)                                                   24,054                 1

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                   20,014                 -

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $46,140           $16,407

See Notes to Financial Statements



Statement of Changes in Net Assets
(dollars in thousands)


                                                             Global Growth Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $  7,531          $    349        $  3,449
Net realized gain (loss) on investments                             73,741             7,977          28,893
Net unrealized appreciation
  (depreciation) on investments                                   (289,529)          102,879         136,393
 Net increase (decrease) in net assets
  resulting from operations                                       (208,257)          111,205         168,735

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (390)           (1,567)         (1,453)
 Class 2                                                              (429)           (1,702)           (983)
  Total dividends from net                                            (819)           (3,269)         (2,436)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (3,671)          (13,131)         (4,603)
 Class 2                                                            (4,483)          (15,714)         (4,305)
  Total distributions from net realized
  gain on investments                                               (8,154)          (28,845)         (8,908)
Total dividends and distributions                                   (8,973)          (32,114)        (11,344)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        113,932             5,394          67,540
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,062            14,698           6,056
  Cost of shares repurchased                                       (43,462)           (1,060)        (10,585)
  Net increase (decrease) from                                      74,532            19,032          63,011
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        346,730            23,049         108,096
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,911            17,416           5,288
  Cost of shares repurchased                                       (55,234)              (78)         (1,571)
  Net increase (decrease) from                                     296,407            40,387         111,813
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     370,939            59,419         174,824
TOTAL INCREASE (DECREASE) IN NET ASSETS                            153,709           138,510         332,215

NET ASSETS:
Beginning of period                                                726,027           587,517         255,302
End of period                                                     $879,736          $726,027        $587,517
Undistributed net investment income
  (distributions in excess of net income)                           $6,229           $(1,752)         $1,343

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    5,158,485           267,792       4,441,849
  Shares issued on reinvestment of
    dividends and distributions                                    173,789           741,190         444,162
  Shares repurchased                                            (2,208,616)          (51,502)       (681,311)
   Net increase (decrease) in                                    3,123,658           957,480       4,204,700
   shares outstanding

 Class 2:
  Shares sold                                                   16,629,735         1,134,476       6,844,522
  Shares issued on reinvestment of
    dividends and distributions                                    210,595           878,682         390,215
  Shares repurchased                                            (2,799,233)           (3,768)       (105,965)
   Net increase (decrease) in                                   14,041,097         2,009,390       7,128,772
 shares outstanding




                                                              Global Small Capitalization    Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $  1,874           $   (20)        $   588
Net realized gain (loss) on investments                              9,170             8,252          24,832
Net unrealized appreciation
  (depreciation) on investments                                   (122,531)           20,900          61,148
 Net increase (decrease) in net assets
  resulting from operations                                       (111,487)           29,132          86,568

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (740)             (109)           (520)
 Class 2                                                              (417)                -            (167)
  Total dividends from net                                          (1,157)             (109)           (687)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (5,149)          (15,436)           (842)
 Class 2                                                            (3,034)           (9,376)           (273)
  Total distributions from net realized
  gain on investments                                               (8,183)          (24,812)         (1,115)
Total dividends and distributions                                   (9,340)          (24,921)         (1,802)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        149,476            11,812          63,699
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    5,889            15,545           1,362
  Cost of shares repurchased                                       (55,796)           (2,213)        (27,291)
  Net increase (decrease) from                                      99,569            25,144          37,770
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        207,921            11,885          43,737
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    3,451             9,376             440
  Cost of shares repurchased                                       (31,335)             (152)           (617)
  Net increase (decrease) from                                     180,037            21,109          43,560
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     279,606            46,253          81,330
TOTAL INCREASE (DECREASE) IN NET ASSETS                            158,779            50,464         166,096

NET ASSETS:
Beginning of period                                                288,802           238,338          72,242
End of period                                                     $447,581          $288,802        $238,338
Undistributed net investment income
  (distributions in excess of net income)                             $596              $(35)            $92

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    7,707,493           678,864       4,749,605
  Shares issued on reinvestment of
    dividends and distributions                                    285,017           940,440         129,600
  Shares repurchased                                            (3,294,816)         (127,204)     (2,142,344)
   Net increase (decrease) in                                    4,697,694         1,492,100       2,736,861
   shares outstanding

 Class 2:
  Shares sold                                                   11,885,516           682,640       3,234,870
  Shares issued on reinvestment of
    dividends and distributions                                    167,221           567,537          41,588
  Shares repurchased                                            (1,989,270)           (8,916)        (48,695)
   Net increase (decrease) in                                   10,063,467         1,241,261       3,227,763
 shares outstanding




                                                               Growth Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                    $   51,775        $      613      $   11,534
Net realized gain (loss) on investments                          2,280,646            65,111       1,261,163
Net unrealized appreciation
  (depreciation) on investments                                 (1,912,521)        1,119,232       1,604,675
 Net increase (decrease) in net assets
  resulting from operations                                        419,900         1,184,956       2,877,372

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (229)           (4,509)        (14,657)
 Class 2                                                                 -                 -            (246)
  Total dividends from net                                            (229)           (4,509)        (14,903)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (55,984)       (1,112,273)       (777,732)
 Class 2                                                            (9,478)         (151,014)        (47,436)
  Total distributions from net realized
  gain on investments                                              (65,462)       (1,263,287)       (825,168)
Total dividends and distributions                                  (65,691)       (1,267,796)       (840,071)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        136,930             2,748          96,088
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   56,213         1,116,782         792,389
  Cost of shares repurchased                                    (1,133,920)          (93,709)       (792,339)
  Net increase (decrease) from                                    (940,777)        1,025,821          96,138
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                      1,270,114            72,052         403,546
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    9,478           151,014          47,682
  Cost of shares repurchased                                       (33,254)             (253)           (795)
  Net increase (decrease) from                                   1,246,338           222,813         450,433
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     305,561         1,248,634         546,571
TOTAL INCREASE (DECREASE) IN NET ASSETS                            659,770         1,165,794       2,583,872

NET ASSETS:
Beginning of period                                              9,372,774         8,206,980       5,623,108
End of period                                                  $10,032,544        $9,372,774      $8,206,980
Undistributed net investment income
  (distributions in excess of net income)                          $50,110              $(67)         $4,340

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,766,766            38,157       1,565,510
  Shares issued on reinvestment of
    dividends and distributions                                    681,284        16,915,817      15,490,288
  Shares repurchased                                           (14,479,914)       (1,304,881)    (12,994,043)
   Net increase (decrease) in                                  (12,031,864)       15,649,093       4,061,755
   shares outstanding

 Class 2:
  Shares sold                                                   16,195,439           987,527       6,424,935
  Shares issued on reinvestment of
    dividends and distributions                                    115,022         2,288,785         933,831
  Shares repurchased                                              (435,576)           (3,525)        (13,499)
   Net increase (decrease) in                                   15,874,885         3,272,787       7,345,267
 shares outstanding



                                                             International Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                     $  29,554          $  1,288      $   35,635
Net realized gain (loss) on investments                            740,507            70,792         419,919
Net unrealized appreciation
  (depreciation) on investments                                 (1,717,837)          623,662         971,987
 Net increase (decrease) in net assets
  resulting from operations                                       (947,776)          695,742       1,427,541

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,756)          (13,966)        (43,883)
 Class 2                                                              (164)           (1,113)         (2,507)
  Total dividends from net                                          (1,920)          (15,079)        (46,390)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (63,556)         (361,017)        (47,832)
 Class 2                                                            (7,353)          (33,456)         (2,416)
  Total distributions from net realized
  gain on investments                                              (70,909)         (394,473)        (50,248)
Total dividends and distributions                                  (72,829)         (409,552)        (96,638)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        102,526             3,903          34,895
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   65,313           374,983          91,716
  Cost of shares repurchased                                      (665,218)          (54,835)       (435,475)
  Net increase (decrease) from                                    (497,379)          324,051        (308,864)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        634,250            25,293          93,651
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    7,516            34,569           4,922
  Cost of shares repurchased                                      (296,708)           (3,448)         (2,045)
  Net increase (decrease) from                                     345,058            56,414          96,528
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (152,321)          380,465        (212,336)
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (1,172,926)          666,655       1,118,567

NET ASSETS:
Beginning of period                                              4,503,935         3,837,280       2,718,713
End of period                                                   $3,331,009        $4,503,935      $3,837,280
Undistributed net investment income
  (distributions in excess of net income)                          $28,152              $680         $15,014

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    3,908,710           149,417       1,765,824
  Shares issued on reinvestment of
    dividends and distributions                                  2,252,267        15,169,223       5,064,143
  Shares repurchased                                           (26,408,132)       (2,089,938)    (22,707,024)
   Net increase (decrease) in                                  (20,247,155)       13,228,702     (15,877,057)
   shares outstanding

 Class 2:
  Shares sold                                                   25,500,341           962,154       4,634,989
  Shares issued on reinvestment of
    dividends and distributions                                    259,730         1,398,428         269,559
  Shares repurchased                                           (12,098,031)         (134,060)       (104,840)
   Net increase (decrease) in                                   13,662,040         2,226,522       4,799,708
  shares outstanding



                                                                 New World Fund
                                                                Year ended      Period ended    Period ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/        1999 /2/
OPERATIONS:
Net investment income (loss)                                       $ 2,570            $  128          $  372
Net realized gain (loss) on investments                              1,028               272               9
Net unrealized appreciation
  (depreciation) on investments                                    (24,684)            7,725           3,445
 Net increase (decrease) in net assets
  resulting from operations                                        (21,086)            8,125           3,826

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (893)             (150)            (67)
 Class 2                                                            (1,704)             (108)            (34)
  Total dividends from net                                          (2,597)             (258)           (101)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (1,186)              (18)              -
 Class 2                                                            (2,479)              (16)              -
  Total distributions from net realized
  gain on investments                                               (3,665)              (34)              -
Total dividends and distributions                                   (6,262)             (292)           (101)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         33,244             4,008          25,029
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    2,079               169              67
  Cost of shares repurchased                                       (24,819)              (76)           (440)
  Net increase (decrease) from                                      10,504             4,101          24,656
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         87,851             6,314          26,970
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,183               123              34
  Cost of shares repurchased                                       (11,531)              (39)           (302)
  Net increase (decrease) from                                      80,503             6,398          26,702
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                      91,007            10,499          51,358
TOTAL INCREASE (DECREASE) IN NET ASSETS                             63,659            18,332          55,083

NET ASSETS:
Beginning of period                                                 83,415            65,083     10,000 /3/
End of period                                                     $147,074           $83,415         $65,083
Undistributed net investment income
  (distributions in excess of net income)                               $3              $129            $261

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    2,774,527           353,465       2,519,706
  Shares issued on reinvestment of
    dividends and distributions                                    208,400            14,709           7,034
  Shares repurchased                                            (2,208,299)           (6,839)        (44,653)
   Net increase (decrease) in                                      774,628           361,335       2,482,087
   shares outstanding

 Class 2:
  Shares sold                                                    7,689,098           555,757       2,709,210
  Shares issued on reinvestment of
    dividends and distributions                                    423,830            10,726           3,570
  Shares repurchased                                            (1,033,268)           (3,499)        (30,258)
   Net increase (decrease) in                                    7,079,660           562,984       2,682,522
 shares outstanding



                                                             Growth-Income Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                    $  163,707          $ 13,929      $  132,880
Net realized gain (loss) on investments                            868,800           112,696       1,254,871
Net unrealized appreciation
  (depreciation) on investments                                   (423,172)          116,969        (469,846)
 Net increase (decrease) in net assets
  resulting from operations                                        609,335           243,594         917,905

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                           (11,797)          (30,097)       (115,275)
 Class 2                                                            (2,282)           (4,645)        (11,450)
  Total dividends from net                                         (14,079)          (34,742)       (126,725)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (93,236)       (1,067,593)       (978,251)
 Class 2                                                           (19,969)         (190,136)        (85,964)
  Total distributions from net realized
  gain on investments                                             (113,205)       (1,257,729)     (1,064,215)
Total dividends and distributions                                 (127,284)       (1,292,471)     (1,190,940)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         39,402             1,257          30,036
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                  105,033         1,097,689       1,093,525
  Cost of shares repurchased                                    (1,128,187)         (113,133)     (1,041,360)
  Net increase (decrease) from                                    (983,752)          985,813          82,201
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        663,328            57,496         474,135
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   22,251           194,782          97,415
  Cost of shares repurchased                                       (24,991)             (549)         (2,294)
  Net increase (decrease) from                                     660,588           251,729         569,256
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (323,164)        1,237,542         651,457
TOTAL INCREASE (DECREASE) IN NET ASSETS                            158,887           188,665         378,422

NET ASSETS:
Beginning of period                                              7,834,804         7,646,139       7,267,717
End of period                                                   $7,993,691        $7,834,804      $7,646,139
Undistributed net investment income
  (distributions in excess of net income)                         $163,210           $13,714         $34,526

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,167,777            35,851         774,972
  Shares issued on reinvestment of
    dividends and distributions                                  3,115,789        34,671,173      30,452,267
  Shares repurchased                                           (33,818,023)       (3,155,701)    (26,889,197)
   Net increase (decrease) in                                  (29,534,457)       31,551,323       4,338,042
   shares outstanding

 Class 2:
  Shares sold                                                   19,847,387         1,563,119      12,167,829
  Shares issued on reinvestment of
    dividends and distributions                                    660,675         6,154,235       2,709,787
  Shares repurchased                                              (758,253)          (16,395)        (59,137)
   Net increase (decrease) in                                   19,749,809         7,700,959      14,818,479
 shares outstanding



                                                                     Asset Allocation        Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 59,418           $ 5,313        $ 59,629
Net realized gain (loss) on investments                             97,287            (2,150)        108,464
Net unrealized appreciation
  (depreciation) on investments                                    (89,262)           21,367         (42,237)
 Net increase (decrease) in net assets
  resulting from operations                                         67,443            24,530         125,856

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (4,499)          (12,197)        (51,835)
 Class 2                                                            (1,199)           (2,742)         (7,683)
  Total dividends from net                                          (5,698)          (14,939)        (59,518)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -           (87,617)       (102,723)
 Class 2                                                                 -           (21,187)        (12,480)
  Total distributions from net realized
  gain on investments                                                    -          (108,804)       (115,203)
Total dividends and distributions                                   (5,698)         (123,743)       (174,721)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         13,525               945          16,085
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,499            99,814         154,558
  Cost of shares repurchased                                      (312,661)          (27,140)       (231,188)
  Net increase (decrease) from                                    (294,637)           73,619         (60,545)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        125,521            16,286         138,364
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,199            23,929          20,163
  Cost of shares repurchased                                       (32,787)           (1,014)         (5,215)
  Net increase (decrease) from                                      93,933            39,201         153,312
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (200,704)          112,820          92,767
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (138,959)           13,607          43,902

NET ASSETS:
Beginning of period                                              1,728,120         1,714,513       1,670,611
End of period                                                   $1,589,161        $1,728,120      $1,714,513
Undistributed net investment income
  (distributions in excess of net income)                          $59,114            $5,116         $14,824

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                      919,045            61,842       1,006,722
  Shares issued on reinvestment of
    dividends and distributions                                    299,642         6,831,915       9,936,348
  Shares repurchased                                           (20,973,001)       (1,747,496)    (14,375,597)
   Net increase (decrease) in                                  (19,754,314)        5,146,261      (3,432,527)
   shares outstanding

 Class 2:
  Shares sold                                                    8,419,310         1,035,600       8,584,297
  Shares issued on reinvestment of
    dividends and distributions                                     79,953         1,637,814       1,294,397
  Shares repurchased                                            (2,220,301)          (66,355)       (326,832)
   Net increase (decrease) in                                    6,278,962         2,607,059       9,551,862
 shares outstanding




                                                                 Bond Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 21,278            $1,621        $ 17,076
Net realized gain (loss) on investments                             (3,514)             (155)         (1,349)
Net unrealized appreciation
  (depreciation) on investments                                     (4,161)               50         (10,336)
 Net increase (decrease) in net assets
  resulting from operations                                         13,603             1,516           5,391

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,045)           (3,003)        (12,348)
 Class 2                                                              (649)           (1,422)         (3,828)
  Total dividends from net                                          (1,694)           (4,425)        (16,176)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -            (861)
 Class 2                                                                 -                 -            (219)
  Total distributions from net realized
  gain on investments                                                    -                 -          (1,080)
Total dividends and distributions                                   (1,694)           (4,425)        (17,256)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         14,225               226          23,707
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,045             3,003          13,208
  Cost of shares repurchased                                       (40,318)           (5,507)        (40,585)
  Net increase (decrease) from                                     (25,048)           (2,278)         (3,670)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         63,674             5,106          37,873
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      649             1,422           4,048
  Cost of shares repurchased                                       (10,693)             (424)         (4,348)
  Net increase (decrease) from                                      53,630             6,104          37,573
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                      28,582             3,826          33,903
TOTAL INCREASE (DECREASE) IN NET ASSETS                             40,491               917          22,038

NET ASSETS:
Beginning of period                                                254,234           253,317         231,279
End of period                                                     $294,725          $254,234        $253,317
Undistributed net investment income
  (distributions in excess of net income)                          $20,559            $1,580          $4,385

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,433,257            22,935       2,350,427
  Shares issued on reinvestment of
    dividends and distributions                                    106,703           308,959       1,326,283
  Shares repurchased                                            (4,094,386)         (559,581)     (4,049,517)
   Net increase (decrease) in                                   (2,554,426)         (227,687)       (372,807)
   shares outstanding

 Class 2:
  Shares sold                                                    6,451,792           517,185       3,794,942
  Shares issued on reinvestment of
    dividends and distributions                                     66,385           146,356         407,478
  Shares repurchased                                            (1,080,320)          (43,351)       (435,922)
   Net increase (decrease) in                                    5,437,857           620,190       3,766,498
 shares outstanding



                                                                High-Yield Bond Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 60,194            $5,386        $ 66,908
Net realized gain (loss) on investments                              1,684              (922)        (13,757)
Net unrealized appreciation
  (depreciation) on investments                                    (80,221)            7,971         (22,449)
 Net increase (decrease) in net assets
  resulting from operations                                        (18,343)           12,435          30,702

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (4,712)          (13,126)        (64,228)
 Class 2                                                              (901)           (2,138)         (7,684)
  Total dividends from net                                          (5,613)          (15,264)        (71,912)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -          (9,729)
 Class 2                                                                 -                 -            (966)
  Total distributions from net realized
  gain on investments                                                    -                 -         (10,695)
Total dividends and distributions                                   (5,613)          (15,264)        (82,607)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         20,394             1,744          18,289
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,712            13,126          73,957
  Cost of shares repurchased                                      (156,499)          (15,279)       (171,534)
  Net increase (decrease) from                                    (131,393)             (409)        (79,288)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         58,966             3,289          30,578
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      901             2,138           8,650
  Cost of shares repurchased                                       (37,271)             (940)         (6,260)
  Net increase (decrease) from                                      22,596             4,487          32,968
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (108,797)            4,078         (46,320)
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (132,753)            1,249         (98,225)

NET ASSETS:
Beginning of period                                                685,326           684,077         782,302
End of period                                                     $552,573          $685,326        $684,077
Undistributed net investment income
  (distributions in excess of net income)                          $59,067            $4,014         $13,841

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,621,067           136,572       1,381,259
  Shares issued on reinvestment of
    dividends and distributions                                    378,124         1,034,422       5,670,708
  Shares repurchased                                           (12,426,861)       (1,188,364)    (12,975,153)
   Net increase (decrease) in                                  (10,427,670)          (17,370)     (5,923,186)
   shares outstanding

 Class 2:
  Shares sold                                                    4,685,330           254,659       2,325,235
  Shares issued on reinvestment of
    dividends and distributions                                     72,343           168,481         665,715
  Shares repurchased                                            (2,954,426)          (73,302)       (480,054)
   Net increase (decrease) in                                    1,803,247           349,838       2,510,896
 shares outstanding



                                                          U.S. Government/
                                                                 AAA-Rated
                                                           Securities Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                       $26,126           $ 2,476        $ 32,028
Net realized gain (loss) on investments                             (4,040)             (450)         (3,881)
Net unrealized appreciation
  (depreciation) on investments                                     24,054            (3,972)        (27,213)
 Net increase (decrease) in net assets
  resulting from operations                                         46,140            (1,946)            934

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (2,112)           (6,962)        (30,055)
 Class 2                                                              (248)             (756)         (2,227)
  Total dividends from net                                          (2,360)           (7,718)        (32,282)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -               -
 Class 2                                                                 -                 -               -
  Total distributions from net realized
  gain on investments                                                    -                 -               -
Total dividends and distributions                                   (2,360)           (7,718)        (32,282)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         18,053               941          27,407
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    2,112             6,961          30,055
  Cost of shares repurchased                                      (117,154)          (10,015)       (133,690)
  Net increase (decrease) from                                     (96,989)           (2,113)        (76,228)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         28,287             1,753          22,324
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      248               757           2,227
  Cost of shares repurchased                                       (11,933)             (358)         (7,625)
  Net increase (decrease) from                                      16,602             2,152          16,926
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     (80,387)               39         (59,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (36,607)           (9,625)        (90,650)

NET ASSETS:
Beginning of period                                                468,554           478,179         568,829
End of period                                                     $431,947          $468,554        $478,179
Undistributed net investment income
  (distributions in excess of net income)                          $26,076            $2,310          $7,682

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,640,180            87,758       2,460,496
  Shares issued on reinvestment of
    dividends and distributions                                    196,819           659,229       2,735,646
  Shares repurchased                                           (10,836,246)         (935,749)    (12,168,746)
   Net increase (decrease) in                                   (8,999,247)         (188,762)     (6,972,604)
   shares outstanding

 Class 2:
  Shares sold                                                    2,556,428           162,396       2,025,288
  Shares issued on reinvestment of
    dividends and distributions                                     23,195            71,621         203,277
  Shares repurchased                                            (1,103,992)          (33,738)       (691,609)
   Net increase (decrease) in                                    1,475,631           200,279       1,536,956
 shares outstanding




                                                           Cash Management Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                       $16,407            $1,610         $14,942
Net realized gain (loss) on investments                                 (1)                -               -
Net unrealized appreciation
  (depreciation) on investments                                          1                 2              (3)
 Net increase (decrease) in net assets
  resulting from operations                                         16,407             1,612          14,939

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,412)           (3,707)        (13,032)
 Class 2                                                              (223)             (526)         (1,667)
  Total dividends from net                                          (1,635)           (4,233)        (14,699)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -               -
 Class 2                                                                 -                 -               -
  Total distributions from net realized
  gain on investments                                                    -                 -               -
Total dividends and distributions                                   (1,635)           (4,233)        (14,699)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        243,588            19,537         282,973
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,412             3,707          13,032
  Cost of shares repurchased                                      (363,939)          (10,257)       (239,463)
  Net increase (decrease) from                                    (118,939)           12,987          56,542
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         76,253             4,545          41,842
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      223               526           1,667
  Cost of shares repurchased                                       (77,614)           (4,794)        (29,551)
  Net increase (decrease) from                                      (1,138)              277          13,958
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (120,077)           13,264          70,500
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (105,305)           10,643          70,740

NET ASSETS:
Beginning of period                                                364,899           354,256         283,516
End of period                                                     $259,594          $364,899        $354,256
Undistributed net investment income
  (distributions in excess of net income)                          $16,364            $1,592          $4,215

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                   21,561,453         1,759,589      25,510,844
  Shares issued on reinvestment of
    dividends and distributions                                    126,920           336,087       1,182,023
  Shares repurchased                                           (32,303,458)         (922,781)    (21,593,174)
   Net increase (decrease) in                                  (10,615,085)        1,172,895       5,099,693
   shares outstanding

 Class 2:
  Shares sold                                                    6,728,316           409,857       3,773,972
  Shares issued on reinvestment of
    dividends and distributions                                     20,032            47,642         151,230
  Shares repurchased                                            (6,873,670)         (431,087)     (2,666,463)
   Net increase (decrease) in                                     (125,322)           26,412       1,258,739
 shares outstanding



/1/ Represents the one-month period
    ended December 31, 1999.
/2/ For the period June 17, 1999,
    commencement of operations, through
    November 30, 1999.
/3/ Represents initial capitalization
    from the sale of 1,000,000 Class 1
    shares of beneficial interest.

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series"), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The series' year-end changed from November 30 to December 31, effective December 1,1999. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund -high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund in the series offers Class 1 and Class 2 shares. Only Class 2 shares bear certain distribution expenses. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 shares based on their relative net asset values. Distribution expenses and any other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.


3. FEDERAL INCOME TAXATION

The series complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the series.

The Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund, and the Cash Management Fund had net capital loss carryforwards available at December 31, 2000, as indicated in the table below. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2002, through 2008, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains. The Asset Allocation Fund and the High-Yield Bond Fund utilized prior year capital loss carryforward of $2,150,000 and $7,310,000, respectively.

Additional tax basis disclosures for and as of the year ended December 31, 2000, are as follows:

                                                                                                  (dollars in
                                                                                                   thousands)


                                                                 Global         Global Small
                                                                 Growth       Capitalization           Growth
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         73,069       $       27,397      $ 2,286,603
  Net currency gain (loss)                                            69                  (68)             (18)
  Losses during the period
  November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year ending
   December 31, 2001
   related to the following:
   Currency                                                           18                   14               -
   Capital gains                                                     418               17,005               -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  129,805               71,271        3,090,937
  Unrealized
   depreciation                                                  154,651              119,772          659,554
  Net unrealized
   appreciation
   (depreciation)                                                (24,846)             (48,501)       2,431,383
  Cost of portfolio
   securities                                                    906,270              497,074        7,641,414

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                (1,269)                  86            1,369
  Capital loss carryforward                                            -                    -                -






                                                                                         New          Growth-
                                                          International                World           Income
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $        741,240       $        3,405      $   871,420
  Net currency gain (loss)                                          (438)                 (81)             (28)
  Losses during the period
   November 1, 2000
   to December 31, 2000
   deferred to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                           -                    21               23
   Capital gains                                                      -                 2,274               -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  922,014               12,475        1,621,772
  Unrealized
   depreciation                                                  429,551               26,173          934,064
  Net unrealized
   appreciation
   (depreciation)                                                492,463              (13,698)         687,708
  Cost of portfolio
   securities                                                  2,832,585              160,223        7,306,477

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                   162                   99              132
  Capital loss carryforward                                            -                   -                 -






                                                                  Asset                            High-Yield
                                                             Allocation                 Bond             Bond
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         94,859       $       (2,909)     $     7,310
  Net currency gain (loss)                                            92                 (605)             253
  Losses during the period
   November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                          210                   -               444
   Capital gains                                                      -                    -             6,099

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  318,541                5,788           15,977
  Unrealized
   depreciation                                                  150,621               22,183          149,884
  Net unrealized
   appreciation
   (depreciation)                                                167,920              (16,395)        (133,907)
  Cost of portfolio
   securities                                                  1,414,178              312,272          678,623

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                  (278)                 605             (472)
  Capital loss carryforward                                           -                 4,409           12,390








                                                       U.S. Government/                 Cash
                                                              AAA-Rated           Management
                                                        Securities Fund                 Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         (4,040)      $           (1)
  Net currency gain (loss)                                            -                    -
  Losses during the period
  November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                           -                    -
   Capital gains                                                      -                    -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                   10,078                    -
  Unrealized
   depreciation                                                    1,664                    -
  Net unrealized
   appreciation
   (depreciation)                                                  8,414                    -
  Cost of portfolio
   securities                                                    425,135              258,135

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                    -                    -
  Capital loss carryforward                                       23,898                    1



4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following annual rates and net asset levels:

                                           NET ASSET LEVEL       (IN BILLIONS)
FUND                            RATE       IN EXCESS OF          UP TO
Global Growth                   .69%       $-                    $.6
                                .59        .6                    1.2
                                .53        1.2

Global Small                    .80        -                     .6
Capitalization                  .74        .6

Growth                          .50        -                     .6
                                .45        .6                    1.0
                                .42        1.0                   2.0
                                .37        2.0                   3.0
                                .35        3.0                   5.0
                                .33        5.0                   8.0
                                .315       8.0                   13.0
                                .30        13.0

International                   .69        -                     .5
                                .59        .5                    1.0
                                .53        1.0                   1.5
                                .50        1.5                   2.5
                                .48        2.5                   4.0
                                .47        4.0                   6.5
                                .46        6.5                   10.5
                                .45        10.5

New World Fund                  .85        -

Growth-Income                   .50        -                     .6
                                .45        .6                    1.5
                                .40        1.5                   2.5
                                .32        2.5                   4.0
                                .285       4.0                   6.5
                                .256       6.5                   10.5
                                .242       10.5

Asset Allocation                .50        -                     .6
                                .42        .6                    1.2
                                .36        1.2                   2.0
                                .32        2.0

Bond                            .48        -                     .6
                                .44        .6                    1.0
                                .40        1.0

High-Yield Bond                 .50        -                     .6
                                .46        .6                    1.0
                                .45        1.0

U.S. Government/AAA-            .46        -                     .6
Rated Securities                .40        .6                    1.0
                                .36        1.0

Cash Management                 .50        -                     .1
                                .42        .1                    .4
                                .38        .4


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended December 31, 2000, distribution expenses under the Plan for the series aggregated $13,593,000. As of December 31, 2000, accrued and unpaid distribution expenses were $1,373,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of December 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees, were $828,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. Officers of the series and certain Trustees are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The following table (page 104) presents additional information for and as of the year ended December 31, 2000:

                                                                                  (dollars in     thousands)
                                                                 Global         Global Small
                                                                 Growth       Capitalization          Growth
                                                                   Fund                 Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        638,902       $      501,376      $4,603,042
  Sales of invest-
   ment securities /1/                                           317,844              250,263       5,076,661
  Non-U.S taxes withheld on
   dividend and interest income                                      575                  238             829
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                       50                  (84)            (38)

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                           826,052              482,035       5,264,903
  Undistributed net investment
   income                                                          6,229                  596          50,110
  Accumulated net realized
   gain (loss)                                                    72,290                9,141       2,281,656
  Net unrealized
   appreciation (depreciation)                                   (24,835)             (44,191)      2,435,875
  Net Assets                                                     879,736              447,581      10,032,544




                                                                                         New         Growth-
                                                          International                World          Income
                                                                   Fund                 Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $      1,638,082       $      121,738      $3,122,479
  Sales of invest-
   ment securities /1/                                         2,001,184               44,944       3,636,797
  Non-U.S taxes withheld on
   dividend and interest income                                    4,963                  160               -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                     (689)                (102)            (52)

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                         2,069,676              162,859       6,271,599
  Undistributed net investment
   income                                                         28,152                    3         163,210
  Accumulated net realized
   gain (loss)                                                   740,523               (2,274)        868,680
  Net unrealized
   appreciation (depreciation)                                   492,658              (13,514)        690,202
  Net Assets                                                   3,331,009              147,074       7,993,691



                                                                 Asset                            High-Yield
                                                            Allocation                  Bond            Bond
                                                                  Fund                  Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        485,162       $      162,291      $  285,868
  Sales of invest-
   ment securities /1/                                           593,329              125,199         340,637
  Non-U.S taxes withheld on
   dividend and interest income                                       -                    -                -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                      140                   26           1,484

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                         1,267,450              294,820         646,104
  Undistributed net investment
   income                                                         59,114               20,559          59,067
  Accumulated net realized
   gain (loss)                                                    94,859               (4,409)        (18,488)
  Net unrealized
   appreciation (depreciation)                                   167,738              (16,245)       (134,110)
  Net Assets                                                   1,589,161              294,725         552,573



                                                       U.S. Government/                 Cash
                                                              AAA-Rated           Management
                                                        Securities Fund                 Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        214,365           $2,526,377
  Sales of invest-
   ment securities /1/                                           283,222            2,646,624
  Non-U.S taxes withheld on
   dividend and interest income                                       -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                       -                     -

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                           421,355              243,231
  Undistributed net investment
   income                                                         26,076               16,364
  Accumulated net realized
   gain (loss)                                                   (23,898)                  (1)
  Net unrealized
   appreciation (depreciation)                                     8,414                   -
  Net Assets                                                     431,947              259,594


 /1/ Excludes short-term
 securities, except for the
 Cash Management Fund.


Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended December 31, 2000, custodian fees for the series aggregated $2,734,000 which includes $178,000 that was paid by these credits rather than in cash.

At December 31, 2000, the International Fund, the New World Fund, the Asset Allocation Fund, the Bond Fund, and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                          Contract   Amount
 Non-U.S. Currency
  Sale Contracts                                      Fund                Non-U.S.                 U.S.

 Japanese yen
       expiring 03/30/2001                   International        yen6,189,810,000        $   55,000,000
 Korean won
     expiring 6/29/01                           New World         won2,217,250,000             1,750,000
 Euro
     expiring 2/07/01                     Asset Allocation           euro2,360,000             2,034,556
 Euro
     expiring 2/28/01                                 Bond             euro500,000               428,000
 British pounds
     expiring 1/10-3/19/01                 High-Yield Bond          pound3,083,000             4,449,000
 Euro
     expiring 1/25-3/29/01                 High-Yield Bond           euro3,450,000             2,931,000



                                                                              U.S.   Valuation
                                                                                             Unrealized
 Non-U.S. Currency                                                                         Appreciation
  Sale Contracts                                      Fund                  Amount       (Depreciation)

 Japanese yen
       expiring 03/30/2001                   International         $     54,749,274       $      250,726
 Korean won
     expiring 6/29/01                           New World                 1,749,650                  350
 Euro
     expiring 2/07/01                     Asset Allocation                2,221,110             (186,554)
 Euro
     expiring 2/28/01                                 Bond                  471,000              (43,000)
 British pounds
     expiring 1/10-3/19/01                 High-Yield Bond                4,609,000             (160,000)
 Euro
     expiring 1/25-3/29/01                 High-Yield Bond                3,248,000             (317,000)




PER-SHARE DATA AND RATIOS /1/


                                                                                       Net gains
                                                                                     (losses) on
                                                    Net asset          Net            securities
                                                       value,      invest-        (both realized
Period                                              beginning         ment                   and
Ended                                               of period       income           unrealized)

Global Growth Fund /3/
 Class 1
12/31/2000                                             $21.42         $.20 /4/            $(4.15)/4/
12/31/1999                                              18.99          .01                  3.43
11/30/1999                                              13.02          .14                  6.39
11/30/1998                                              10.62          .13                  2.43
11/30/1997                                              10.00          .06                   .59
 Class 2
12/31/2000                                              21.41          .15 /4/             (4.13)/4/
12/31/1999                                              18.98          .01                  3.42
11/30/1999                                              13.02          .11                  6.37
11/30/1998                                              10.61          .10                  2.44
11/30/1997                                              10.00          .03                   .60

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $17.37         $.09 /4/            $(2.81)/4/
12/31/1999                                              17.16          -                    1.92
11/30/1999                                               9.11          .06                  8.20
11/30/1998                                              10.00          .07                  (.92)
 Class 2
12/31/2000                                              17.36          .04 /4/             (2.80)/4/
12/31/1999                                              17.14          -                    1.92
11/30/1999                                               9.10          .04                  8.19
11/30/1998                                              10.00          .04                  (.91)

Growth Fund
 Class 1
12/31/2000                                             $70.62         $.41 /4/            $ 2.97 /4/
12/31/1999                                              72.12          .01                  9.64
11/30/1999                                              54.91          .11                 25.35
11/30/1998                                              50.12          .19                 10.91
11/30/1997                                              43.53          .27                  9.61
11/30/1996                                              41.81          .24                  5.17
 Class 2
12/31/2000                                              70.57          .25 /4/              2.95 /4/
12/31/1999                                              72.04          -                    9.63
11/30/1999                                              54.88         (.02)                25.33
11/30/1998                                              50.09          .08                 10.90
11/30/1997                                              40.59          .11                  9.51

International Fund
 Class 1
12/31/2000                                             $26.74         $.18 /4/            $(5.90)/4/
12/31/1999                                              25.08          .01                  4.34
11/30/1999                                              16.57          .25                  8.87
11/30/1998                                              16.07          .22                  2.21
11/30/1997                                              15.53          .25                  1.18
11/30/1996                                              13.89          .28                  1.96
 Class 2
12/31/2000                                              26.73          .13 /4/             (5.89)/4/
12/31/1999                                              25.07          .01                  4.33
11/30/1999                                              16.56          .10                  8.98
11/30/1998                                              16.06          .20                  2.19
11/30/1997                                              15.86          .13                   .23

New World Fund (6)
 Class 1
12/31/2000                                             $11.77         $.24 /4/            $(1.70)/4/
12/31/1999                                              10.56          .01                  1.25
11/30/1999                                              10.00          .07                   .51
 Class 2
12/31/2000                                              11.77          .20 /4/             (1.69)/4/
12/31/1999                                              10.55          .02                  1.25
11/30/1999                                              10.00          .06                   .51

Growth Income Fund
 Class 1
12/31/2000                                             $33.08         $.72 /4/             $1.98 /4/
12/31/1999                                              38.70          .06                   .88
11/30/1999                                              40.73          .69                  3.94
11/30/1998                                              39.97          .67                  4.60
11/30/1997                                              35.73          .73                  6.78
11/30/1996                                              31.47          .71                  5.55
 Class 2
12/31/2000                                              33.07          .65 /4/              1.96 /4/
12/31/1999                                              38.67          .07                   .87
11/30/1999                                              40.70          .59                  3.94
11/30/1998                                              39.94          .58                  4.60
11/30/1997                                              34.10          .37                  5.82

Asset Allocation Fund
 Class 1
12/31/2000                                             $15.07         $.56 /4/             $ .13 /4/
12/31/1999                                              16.03          .05                   .15
11/30/1999                                              16.57          .58                   .60
11/30/1998                                              16.16          .58                  1.27
11/30/1997                                              15.18          .55                  1.94
11/30/1996                                              13.77          .53                  1.89
 Class 2
12/31/2000                                              15.06          .53 /4/               .13 /4/
12/31/1999                                              16.02          .05                   .14
11/30/1999                                              16.56          .53                   .61
11/30/1998                                              16.15          .53                  1.28
11/30/1997                                              14.43          .29                  1.69

Bond Fund (7)
 Class 1
12/31/2000                                             $ 9.74         $.80 /4/             $(.29)/4/
12/31/1999                                               9.86          .07                  (.01)
11/30/1999                                              10.37          .73                  (.50)
11/30/1998                                              10.62          .67                  (.15)
11/30/1997                                              10.31          .63                   .30
11/30/1996                                              10.00          .40                   .16
 Class 2
12/31/2000                                               9.74          .78 /4/              (.30)/4/
12/31/1999                                               9.85          .06                   -
11/30/1999                                              10.36          .67                  (.47)
11/30/1998                                              10.61          .65                  (.15)
11/30/1997                                              10.11          .35                   .46

High-Yield Bond Fund
 Class 1
12/31/2000                                             $12.75        $1.24 /4/            $(1.63)/4/
12/31/1999                                              12.81          .11                   .12
11/30/1999                                              13.77         1.26                  (.72)
11/30/1998                                              14.96         1.26                 (1.04)
11/30/1997                                              14.51         1.29                   .43
11/30/1996                                              13.99         1.28                   .54
 Class 2
12/31/2000                                              12.75         1.22 /4/             (1.64)/4/
12/31/1999                                              12.80          .11                   .12
11/30/1999                                              13.76         1.18                  (.67)
11/30/1998                                              14.95         1.25                 (1.06)
11/30/1997                                              14.28          .69                   .61

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                             $10.56         $.68 /4/              $.55 /4/
12/31/1999                                              10.78          .06                  (.10)
11/30/1999                                              11.43          .69                  (.67)
11/30/1998                                              11.18          .68                   .26
11/30/1997                                              11.29          .76                  (.07)
11/30/1996                                              11.52          .83                  (.24)
 Class 2
12/31/2000                                              10.56          .65 /4/               .55 /4/
12/31/1999                                              10.78          .05                  (.10)
11/30/1999                                              11.42          .65                  (.64)
11/30/1998                                              11.17          .68                   .24
11/30/1997                                              10.83          .38                   .33

Cash Management Fund
 Class 1
12/31/2000                                             $11.05         $.65 /4/              $.01 /4/
12/31/1999                                              11.13          .05                   -
11/30/1999                                              11.13          .49                   .02
11/30/1998                                              11.13          .57                  (.01)
11/30/1997                                              11.12          .57                  (.01)
11/30/1996                                              11.11          .54                   .01
 Class 2
12/31/2000                                              11.04          .63 /4/               .01 /4/
12/31/1999                                              11.12          .05                   -
11/30/1999                                              11.12          .48                   -
11/30/1998                                              11.12          .55                  (.02)
11/30/1997                                              11.07          .28                   .03






                                                        Total    Dividends
                                                         from    (from net
                                                      invest-      invest-         Distributions
Period                                                   ment         ment         (from capital
Ended                                              operations      income)                gains)

Global Growth Fund /3/
 Class 1
12/31/2000                                             $(3.95)       $(.02)                $(.20)
12/31/1999                                               3.44         (.11)                 (.90)
11/30/1999                                               6.53         (.12)                 (.44)
11/30/1998                                               2.56         (.14)                 (.02)
11/30/1997                                                .65         (.03)                  -
 Class 2
12/31/2000                                              (3.98)        (.02)                 (.20)
12/31/1999                                               3.43         (.10)                 (.90)
11/30/1999                                               6.48         (.08)                 (.44)
11/30/1998                                               2.54         (.11)                 (.02)
11/30/1997                                                .63         (.02)                  -

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $(2.72)       $(.05)               $ (.32)
12/31/1999                                               1.92         (.01)                (1.70)
11/30/1999                                               8.26         (.08)                 (.13)
11/30/1998                                               (.85)        (.04)                  -
 Class 2
12/31/2000                                              (2.76)        (.04)                 (.32)
12/31/1999                                               1.92          -                   (1.70)
11/30/1999                                               8.23         (.06)                 (.13)
11/30/1998                                               (.87)        (.03)                  -

Growth Fund
 Class 1
12/31/2000                                             $ 3.38          -                $  (.49)
12/31/1999                                               9.65        $(.05)               (11.10)
11/30/1999                                              25.46         (.14)                (8.11)
11/30/1998                                              11.10         (.17)                (6.14)
11/30/1997                                               9.88         (.27)                (3.02)
11/30/1996                                               5.41         (.29)                (3.40)
 Class 2
12/31/2000                                               3.20          -                    (.49)
12/31/1999                                               9.63          -                  (11.10)
11/30/1999                                              25.31         (.04)                (8.11)
11/30/1998                                              10.98         (.05)                (6.14)
11/30/1997                                               9.62         (.12)                  -

International Fund
 Class 1
12/31/2000                                             $(5.72)       $(.01)               $ (.42)
12/31/1999                                               4.35         (.10)                (2.59)
11/30/1999                                               9.12         (.30)                 (.31)
11/30/1998                                               2.43         (.28)                (1.65)
11/30/1997                                               1.43         (.27)                 (.62)
11/30/1996                                               2.24         (.31)                 (.29)
 Class 2
12/31/2000                                              (5.76)        (.01)                 (.42)
12/31/1999                                               4.34         (.09)                (2.59)
11/30/1999                                               9.08         (.26)                 (.31)
11/30/1998                                               2.39         (.24)                (1.65)
11/30/1997                                                .36         (.16)                  -

New World Fund (6)
 Class 1
12/31/2000                                             $(1.46)       $(.20)                $(.26)
12/31/1999                                               1.26         (.04)                 (.01)
11/30/1999                                                .58         (.02)                  -
 Class 2
12/31/2000                                              (1.49)        (.18)                 (.26)
12/31/1999                                               1.27         (.04)                 (.01)
11/30/1999                                                .57         (.02)                  -

Growth Income Fund
 Class 1
12/31/2000                                              $2.70        $(.06)               $ (.49)
12/31/1999                                                .94         (.18)                (6.38)
11/30/1999                                               4.63         (.66)                (6.00)
11/30/1998                                               5.27         (.68)                (3.83)
11/30/1997                                               7.51         (.72)                (2.55)
11/30/1996                                               6.26         (.74)                (1.26)
 Class 2
12/31/2000                                               2.61         (.06)                 (.49)
12/31/1999                                                .94         (.16)                (6.38)
11/30/1999                                               4.53         (.56)                (6.00)
11/30/1998                                               5.18         (.59)                (3.83)
11/30/1997                                               6.19         (.35)                  -

Asset Allocation Fund
 Class 1
12/31/2000                                              $ .69        $(.05)                  -
12/31/1999                                                .20         (.14)               $(1.02)
11/30/1999                                               1.18         (.57)                (1.15)
11/30/1998                                               1.85         (.57)                 (.87)
11/30/1997                                               2.49         (.54)                 (.97)
11/30/1996                                               2.42         (.53)                 (.48)
 Class 2
12/31/2000                                                .66         (.05)                  -
12/31/1999                                                .19         (.13)                (1.02)
11/30/1999                                               1.14         (.53)                (1.15)
11/30/1998                                               1.81         (.53)                 (.87)
11/30/1997                                               1.98         (.26)                  -

Bond Fund (7)
 Class 1
12/31/2000                                               $.51        $(.07)                  -
12/31/1999                                                .06         (.18)                  -
11/30/1999                                                .23         (.69)                $(.05)
11/30/1998                                                .52         (.65)                 (.12)
11/30/1997                                                .93         (.62)                  -
11/30/1996                                                .56         (.25)                  -
 Class 2
12/31/2000                                                .48         (.06)                  -
12/31/1999                                                .06         (.17)                  -
11/30/1999                                                .20         (.66)                 (.05)
11/30/1998                                                .50         (.63)                 (.12)
11/30/1997                                                .81         (.31)                  -

High-Yield Bond Fund
 Class 1
12/31/2000                                              $(.39)      $ (.11)                  -
12/31/1999                                                .23         (.29)                  -
11/30/1999                                                .54        (1.31)                $(.19)
11/30/1998                                                .22        (1.25)                 (.16)
11/30/1997                                               1.72        (1.27)                  -
11/30/1996                                               1.82        (1.30)                  -
 Class 2
12/31/2000                                               (.42)        (.11)                  -
12/31/1999                                                .23         (.28)                  -
11/30/1999                                                .51        (1.28)                 (.19)
11/30/1998                                                .19        (1.22)                 (.16)
11/30/1997                                               1.30         (.63)                  -

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                              $1.23        $(.06)                  -
12/31/1999                                               (.04)        (.18)                  -
11/30/1999                                                .02         (.67)                  -
11/30/1998                                                .94         (.69)                  -
11/30/1997                                                .69         (.80)                  -
11/30/1996                                                .59         (.82)                  -
 Class 2
12/31/2000                                               1.20         (.06)                  -
12/31/1999                                               (.05)        (.17)                  -
11/30/1999                                                .01         (.65)                  -
11/30/1998                                                .92         (.67)                  -
11/30/1997                                                .71         (.37)                  -

Cash Management Fund
 Class 1
12/31/2000                                               $.66        $(.06)                  -
12/31/1999                                                .05         (.13)                  -
11/30/1999                                                .51         (.51)                  -
11/30/1998                                                .56         (.56)                  -
11/30/1997                                                .56         (.55)                  -
11/30/1996                                                .55         (.54)                  -
 Class 2
12/31/2000                                                .64         (.06)                  -
12/31/1999                                                .05         (.13)                  -
11/30/1999                                                .48         (.48)                  -
11/30/1998                                                .53         (.53)                  -
11/30/1997                                                .31         (.26)                  -





                                                                 Net asset
                                                        Total      value,
Period                                                distri-       end of                 Total
Ended                                                 butions       period                return

Global Growth Fund /3/
 Class 1
12/31/2000                                             $ (.22)      $17.25              (18.71)%
12/31/1999                                              (1.01)       21.42                18.53
11/30/1999                                               (.56)       18.99                51.89
11/30/1998                                               (.16)       13.02                24.26
11/30/1997                                               (.03)       10.62                 6.45
 Class 2
12/31/2000                                               (.22)       17.21                (18.87)
12/31/1999                                              (1.00)       21.41                18.47
11/30/1999                                               (.52)       18.98                51.45
11/30/1998                                               (.13)       13.02                24.06
11/30/1997                                               (.02)       10.61                 6.28

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $ (.37)      $14.28              (16.33)%
12/31/1999                                              (1.71)       17.37                11.70
11/30/1999                                               (.21)       17.16                92.15
11/30/1998                                               (.04)        9.11                (8.31)
 Class 2
12/31/2000                                               (.36)       14.24                (16.53)
12/31/1999                                              (1.70)       17.36                11.69
11/30/1999                                               (.19)       17.14                91.86
11/30/1998                                               (.03)        9.10                (8.49)

Growth Fund
 Class 1
12/31/2000                                           $  (.49)       $73.51                 4.73%
12/31/1999                                             (11.15)       70.62                14.45
11/30/1999                                              (8.25)       72.12                52.55
11/30/1998                                              (6.31)       54.91                25.27
11/30/1997                                              (3.29)       50.12                24.57
11/30/1996                                              (3.69)       43.53                14.32
 Class 2
12/31/2000                                               (.49)       73.28                 4.47
12/31/1999                                             (11.10)       70.57                14.44
11/30/1999                                              (8.15)       72.04                52.22
11/30/1998                                              (6.19)       54.88                24.97
11/30/1997                                               (.12)       50.09                23.73

International Fund
 Class 1
12/31/2000                                             $ (.43)      $20.59              (21.85)%
12/31/1999                                              (2.69)       26.74                18.18
11/30/1999                                               (.61)       25.08                56.48
11/30/1998                                              (1.93)       16.57                16.94
11/30/1997                                               (.89)       16.07                 9.52
11/30/1996                                               (.60)       15.53                16.66
 Class 2
12/31/2000                                               (.43)       20.54                (22.06)
12/31/1999                                              (2.68)       26.73                18.16
11/30/1999                                               (.57)       25.07                56.16
11/30/1998                                              (1.89)       16.56                16.63
11/30/1997                                               (.16)       16.06                 2.20

New World Fund (6)
 Class 1
12/31/2000                                              $(.46)       $9.85              (12.43)%
12/31/1999                                               (.05)       11.77                11.88
11/30/1999                                               (.02)       10.56                 5.87
 Class 2
12/31/2000                                               (.44)        9.84                (12.70)
12/31/1999                                               (.05)       11.77                11.87
11/30/1999                                               (.02)       10.55                 5.71

Growth Income Fund
 Class 1
12/31/2000                                             $ (.55)      $35.23                 8.24%
12/31/1999                                              (6.56)       33.08                 3.21
11/30/1999                                              (6.66)       38.70                12.86
11/30/1998                                              (4.51)       40.73                14.77
11/30/1997                                              (3.27)       39.97                22.92
11/30/1996                                              (2.00)       35.73                21.02
 Class 2
12/31/2000                                               (.55)       35.13                 7.95
12/31/1999                                              (6.54)       33.07                 3.19
11/30/1999                                              (6.56)       38.67                12.59
11/30/1998                                              (4.42)       40.70                14.49
11/30/1997                                               (.35)       39.94                18.18

Asset Allocation Fund
 Class 1
12/31/2000                                             $ (.05)      $15.71                 4.61%
12/31/1999                                              (1.16)       15.07                   1.45
11/30/1999                                              (1.72)       16.03                   7.65
11/30/1998                                              (1.44)       16.57                  12.32
11/30/1997                                              (1.51)       16.16                   17.9
11/30/1996                                              (1.01)       15.18                  18.65
 Class 2
12/31/2000                                               (.05)       15.67                    4.4
12/31/1999                                              (1.15)       15.06                   1.42
11/30/1999                                              (1.68)       16.02                   7.39
11/30/1998                                              (1.40)       16.56                  12.05
11/30/1997                                               (.26)       16.15                   13.8

Bond Fund (7)
 Class 1
12/31/2000                                              $(.07)      $10.18                 5.22%
12/31/1999                                               (.18)        9.74                   0.61
11/30/1999                                               (.74)        9.86                   2.33
11/30/1998                                               (.77)       10.37                   5.12
11/30/1997                                               (.62)       10.62                   9.36
11/30/1996                                               (.25)       10.31                   5.74
 Class 2
12/31/2000                                               (.06)       10.16                   4.99
12/31/1999                                               (.17)        9.74                   0.59
11/30/1999                                               (.71)        9.85                   2.07
11/30/1998                                               (.75)       10.36                   4.85
11/30/1997                                               (.31)       10.61                   8.09

High-Yield Bond Fund
 Class 1
12/31/2000                                             $ (.11)      $12.25               (3.06)%
12/31/1999                                               (.29)       12.75                   1.83
11/30/1999                                              (1.50)       12.81                   4.22
11/30/1998                                              (1.41)       13.77                   1.44
11/30/1997                                              (1.27)       14.96                  12.45
11/30/1996                                              (1.30)       14.51                13.75
 Class 2
12/31/2000                                               (.11)       12.22                (3.31)
12/31/1999                                               (.28)       12.75                 1.81
11/30/1999                                              (1.47)       12.80                 3.96
11/30/1998                                              (1.38)       13.76                 1.18
11/30/1997                                               (.63)       14.95                 9.20

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                              $(.06)      $11.73                11.69%
12/31/1999                                               (.18)       10.56                 (.41)
11/30/1999                                               (.67)       10.78                  .24
11/30/1998                                               (.69)       11.43                 8.72
11/30/1997                                               (.80)       11.18                 6.49
11/30/1996                                               (.82)       11.29                 5.49
 Class 2
12/31/2000                                               (.06)       11.70                11.38
12/31/1999                                               (.17)       10.56                 (.43)
11/30/1999                                               (.65)       10.78                  .08
11/30/1998                                               (.67)       11.42                 8.46
11/30/1997                                               (.37)       11.17                 6.65

Cash Management Fund
 Class 1
12/31/2000                                              $(.06)      $11.65                 6.04%
12/31/1999                                               (.13)       11.05                  .46
11/30/1999                                               (.51)       11.13                 4.73
11/30/1998                                               (.56)       11.13                 5.17
11/30/1997                                               (.55)       11.13                 5.21
11/30/1996                                               (.54)       11.12                 5.09
 Class 2
12/31/2000                                               (.06)       11.62                 5.83
12/31/1999                                               (.13)       11.04                  .43
11/30/1999                                               (.48)       11.12                 4.47
11/30/1998                                               (.53)       11.12                 4.92
11/30/1997                                               (.26)       11.12                 2.87





                                                  Net assets,     Ratio of
                                                       end of     expenses
Period                                             period (in   to average
Ended                                               millions)   net assets

Global Growth Fund /3/
 Class 1
12/31/2000                                               $317           .70  %
12/31/1999                                                327           .06
11/30/1999                                                272           .72
11/30/1998                                                132           .75
11/30/1997                                                 80           .44
 Class 2
12/31/2000                                                562           .95
12/31/1999                                                399           .08
11/30/1999                                                316           .96
11/30/1998                                                124          1.00
11/30/1997                                                 46           .57

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                               $213           .86  %
12/31/1999                                                178           .07
11/30/1999                                                150           .82
11/30/1998                                                 55           .51
 Class 2
12/31/2000                                                234          1.11
12/31/1999                                                111           .09
11/30/1999                                                 88          1.06
11/30/1998                                                 17           .64

Growth Fund
 Class 1
12/31/2000                                             $7,677           .38  %
12/31/1999                                              8,224           .03
11/30/1999                                              7,270           .39
11/30/1998                                              5,313           .41
11/30/1997                                              4,671           .42
11/30/1996                                              3,860           .44
 Class 2
12/31/2000                                              2,356           .63
12/31/1999                                              1,149           .05
11/30/1999                                                937           .64
11/30/1998                                                310           .66
11/30/1997                                                 75           .37

International Fund
 Class 1
12/31/2000                                             $2,750           .59  %
12/31/1999                                              4,113           .05
11/30/1999                                              3,526           .61
11/30/1998                                              2,593           .66
11/30/1997                                              2,612           .67
11/30/1996                                              2,370           .69
 Class 2
12/31/2000                                                581           .84
12/31/1999                                                391           .07
11/30/1999                                                311           .85
11/30/1998                                                126           .91
11/30/1997                                                 48           .53

New World Fund (6)
 Class 1
12/31/2000                                               $ 45           .92  %
12/31/1999                                                 45           .08
11/30/1999                                                 37           .43
 Class 2
12/31/2000                                                102          1.17
12/31/1999                                                 38           .10
11/30/1999                                                 28           .57

Growth Income Fund
 Class 1
12/31/2000                                             $6,022           .35  %
12/31/1999                                              6,632           .03
11/30/1999                                              6,537           .35
11/30/1998                                              6,704           .36
11/30/1997                                              6,430           .38
11/30/1996                                              5,249           .41
 Class 2
12/31/2000                                              1,972           .60
12/31/1999                                              1,203           .05
11/30/1999                                              1,109           .60
11/30/1998                                                564           .61
11/30/1997                                                157           .35

Asset Allocation Fund
 Class 1
12/31/2000                                             $1,136           .45  %
12/31/1999                                              1,387           .04
11/30/1999                                              1,394           .44
11/30/1998                                              1,497           .45
11/30/1997                                              1,393           .47
11/30/1996                                              1,141           .49
 Class 2
12/31/2000                                                453           .70
12/31/1999                                                341           .06
11/30/1999                                                321           .69
11/30/1998                                                173           .70
11/30/1997                                                 42           .40

Bond Fund (7)
 Class 1
12/31/2000                                               $151           .51  %
12/31/1999                                                169           .05
11/30/1999                                                173           .53
11/30/1998                                                186           .54
11/30/1997                                                132           .55
11/30/1996                                                 77           .52
 Class 2
12/31/2000                                                144           .76
12/31/1999                                                 85           .07
11/30/1999                                                 80           .78
11/30/1998                                                 45           .78
11/30/1997                                                 12           .44

High-Yield Bond Fund
 Class 1
12/31/2000                                               $436           .52  %
12/31/1999                                                586           .04
11/30/1999                                                589           .51
11/30/1998                                                715           .51
11/30/1997                                                765           .51
11/30/1996                                                662           .53
 Class 2
12/31/2000                                                117           .77
12/31/1999                                                 99           .07
11/30/1999                                                 95           .76
11/30/1998                                                 68           .76
11/30/1997                                                 21           .43

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                               $362           .49  %
12/31/1999                                                421           .05
11/30/1999                                                431           .52
11/30/1998                                                537           .51
11/30/1997                                                471           .52
11/30/1996                                                512           .53
 Class 2
12/31/2000                                                 70           .74
12/31/1999                                                 48           .07
11/30/1999                                                 47           .77
11/30/1998                                                 32           .75
11/30/1997                                                  7           .44

Cash Management Fund
 Class 1
12/31/2000                                               $211           .46  %
12/31/1999                                                317           .04
11/30/1999                                                306           .46
11/30/1998                                                250           .46
11/30/1997                                                226           .47
11/30/1996                                                240           .47
 Class 2
12/31/2000                                                 49           .71
12/31/1999                                                 48           .06
11/30/1999                                                 48           .71
11/30/1998                                                 34           .70
11/30/1997                                                 14           .41




                                                                     Ratio
                                                                    of net
                                                                 income to            Portfolio
Period                                                             average              turnover
Ended                                                           net assets              rate /2/

Global Growth Fund /3/
 Class 1
12/31/2000                                                              .97  %              41.19  %
12/31/1999                                                              .06                  2.65
11/30/1999                                                             1.01                 25.84
11/30/1998                                                             1.14                 25.56
11/30/1997                                                              .80                 13.22
 Class 2
12/31/2000                                                              .73                 41.19
12/31/1999                                                              .04                  2.65
11/30/1999                                                              .77                 25.84
11/30/1998                                                              .87                 25.56
11/30/1997                                                              .56                 13.22

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                                              .52  %              61.79  %
12/31/1999                                                               -                   6.65
11/30/1999                                                              .53                 80.55
11/30/1998                                                              .86                 28.20
 Class 2
12/31/2000                                                              .25                 61.79
12/31/1999                                                               -                   6.65
11/30/1999                                                              .25                 80.55
11/30/1998                                                              .63                 28.20

Growth Fund
 Class 1
12/31/2000                                                              .53  %              47.96  %
12/31/1999                                                              .01                  2.55
11/30/1999                                                              .19                 36.81
11/30/1998                                                              .38                 49.91
11/30/1997                                                              .59                 45.14
11/30/1996                                                              .61                 30.88
 Class 2
12/31/2000                                                              .33                 47.96
12/31/1999                                                               -                   2.55
11/30/1999                                                               -                  36.81
11/30/1998                                                              .15                 49.91
11/30/1997                                                              .08                 45.14

International Fund
 Class 1
12/31/2000                                                              .72  %              41.84  %
12/31/1999                                                              .03                  1.45
11/30/1999                                                             1.18                 41.99
11/30/1998                                                             1.36                 34.08
11/30/1997                                                             1.56                 50.12
11/30/1996                                                             1.99                 32.08
 Class 2
12/31/2000                                                              .50                 41.84
12/31/1999                                                              .01                  1.45
11/30/1999                                                              .84                 41.99
11/30/1998                                                             1.03                 34.08
11/30/1997                                                              .34                 50.12

New World Fund (6)
 Class 1
12/31/2000                                                             2.14  %              42.63  %
12/31/1999                                                              .18                  2.57
11/30/1999                                                             1.02                   .81
 Class 2
12/31/2000                                                             1.83                 42.63
12/31/1999                                                              .16                  2.57
11/30/1999                                                              .95                   .81

Growth Income Fund
 Class 1
12/31/2000                                                             2.16  %              47.14  %
12/31/1999                                                              .18                  2.69
11/30/1999                                                             1.75                 40.63
11/30/1998                                                             1.74                 42.72
11/30/1997                                                             2.01                 37.55
11/30/1996                                                             2.26                 31.27
 Class 2
12/31/2000                                                             1.92                 47.14
12/31/1999                                                              .16                  2.69
11/30/1999                                                             1.50                 40.63
11/30/1998                                                             1.02                 42.72
11/30/1997                                                              .93                 37.55

Asset Allocation Fund
 Class 1
12/31/2000                                                             3.77  %              32.43  %
12/31/1999                                                              .31                  1.42
11/30/1999                                                             3.50                 36.27
11/30/1998                                                             3.63                 27.97
11/30/1997                                                             3.63                 34.14
11/30/1996                                                             3.88                 50.62
 Class 2
12/31/2000                                                             3.53                 32.43
12/31/1999                                                              .29                  1.42
11/30/1999                                                             3.24                 36.27
11/30/1998                                                             3.39                 27.97
11/30/1997                                                             1.81                 34.14

Bond Fund (7)
 Class 1
12/31/2000                                                             8.03  %              54.82  %
12/31/1999                                                              .65                  5.48
11/30/1999                                                             7.17                 38.22
11/30/1998                                                             6.89                 61.54
11/30/1997                                                             6.63                 52.93
11/30/1996                                                             6.18                 32.83
 Class 2
12/31/2000                                                             7.87                 54.82
12/31/1999                                                              .63                  5.48
11/30/1999                                                             6.94                 38.22
11/30/1998                                                             6.62                 61.54
11/30/1997                                                             3.50                 52.93

High-Yield Bond Fund
 Class 1
12/31/2000                                                             9.87  %              49.51  %
12/31/1999                                                              .79                  1.36
11/30/1999                                                             9.13                 30.72
11/30/1998                                                             8.66                 65.80
11/30/1997                                                             8.92                 50.22
11/30/1996                                                             9.27                 44.81
 Class 2
12/31/2000                                                             9.76                 49.51
12/31/1999                                                              .77                  1.36
11/30/1999                                                             8.86                 30.72
11/30/1998                                                             8.60                 65.80
11/30/1997                                                             4.92                 50.22

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                                             6.16  %              53.97  %
12/31/1999                                                              .52                  1.86
11/30/1999                                                             6.06                 58.30
11/30/1998                                                             6.11                 89.25
11/30/1997                                                             6.73                 53.80
11/30/1996                                                             7.33                 30.45
 Class 2
12/31/2000                                                             5.89                 53.97
12/31/1999                                                              .51                  1.86
11/30/1999                                                             5.83                 58.30
11/30/1998                                                             5.68                 89.25
11/30/1997                                                             3.45                 53.80

Cash Management Fund
 Class 1
12/31/2000                                                             5.80  %                  -
12/31/1999                                                              .45                     -
11/30/1999                                                             4.65                     -
11/30/1998                                                             5.07                     -
11/30/1997                                                             4.99                     -
11/30/1996                                                             4.94                     -
 Class 2
12/31/2000                                                             5.60                     -
12/31/1999                                                              .42                     -
11/30/1999                                                             4.40                     -
11/30/1998                                                             4.75                     -
11/30/1997                                                             2.80                     -


/1/ The periods ended 1996 through 1999 represent the fiscal years ended
    November 30. The period ended December 31, 1999 represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total Returns exclude all sales charges.
/2/ Represents portfolio turnover rate (equivalent for all share classes). /3/ Commenced operations April 30, 1997.
/4/ Based on average shares outstanding.
/5/ Commenced operations April 30, 1998.
/6/ Commenced operations June 17, 1999.
/7/ Commenced operations January 2, 1996.

See Notes to Financial Statements


REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2000, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2001



BOARD OF TRUSTEES

Lee A. Ault III
Los Angeles, California
Chairman of the Board, In-Q-It, Inc.;
former Chief Executive Officer,
Telecredit, Inc.

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President
and Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

Joe E. Davis
Encino, California
Private investor;
former Chairman of the Board,
Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

James K. Dunton
Los Angeles, California
Chairman of the Board and
Principal Executive Officer of the series
Senior Vice President and Director,
Capital Research and
Management Company

Martin Fenton
San Diego, California
Managing Director,
Senior Resource Group, LLC
(development and management of
senior living communities)

Leonard R. Fuller
Marina del Rey, California
President, Fuller Consulting
(financial management consulting firm)

Mary Myers Kauppila
Boston, Massachusetts
Private investor; Chairman of the Board, Ladera Management Company;
former owner and President,
Energy Investment, Inc.

Donald D. O'Neal
San Francisco, California
President of the series
Senior Vice President, Capital Research
and Management Company

Kirk P. Pendleton
Huntingdon Valley, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc. (venture capital
investment)

James F. Rothenberg
Los Angeles, California
President and Director,
Capital Research and
Management Company


OTHER OFFICERS

Michael J. Downer
Los Angeles, California
Senior Vice President of the series
Senior Vice President - Fund Business
Management Group, Capital Research and
Management Company

Abner D. Goldstine
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and
Management Company

Alan N. Berro
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

Claudia P. Huntington
Los Angeles, California
Vice President of the series
Senior Vice President, Capital Research
and Management Company

Robert W. Lovelace
Los Angeles, California
Vice President of the series
Vice President, Capital Research and
Management Company

John H. Smet
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research and
Management Company

Susan M. Tolson
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

Chad L. Norton
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

Robert P. Simmer
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

Sheryl F. Johnson
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company

David A. Pritchett
Norfolk, Virginia
Assistant Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and
Management Company



The American Funds Insurance Series(SM)

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

CUSTODIANS OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

THIS REPORT IS FOR THE INFORMATION OF AMERICAN FUNDS INSURANCE SERIES INVESTORS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS FOR AMERICAN FUNDS INSURANCE SERIES AND THE PROSPECTUS FOR THE APPLICABLE INSURANCE CONTRACT, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES. IF USED AS SALES MATERIAL AFTER MARCH 31, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN LEGACY III STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA RCG/L/4772
(C)2001 American Funds Distributors, Inc.
Lit. No. VI-011-0201